UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687
Name of Registrant: Vanguard Municipal Bond Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2014
Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.2%)
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,367
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,064
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,746
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,629
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,381
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,673
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,781
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,702
University of Alabama at Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,077
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,800
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,881
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,115
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,476
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,348
				39,040
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,855
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,171
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	770	893
				13,919
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.050%	2/7/14 LOC	8,315	8,315
Arizona COP	5.000%	9/1/14 (4)	4,800	4,931
Arizona COP	5.000%	9/1/15 (4)	4,000	4,274
Arizona COP	5.000%	10/1/17	1,000	1,129
Arizona COP	5.000%	10/1/18	900	1,028
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,116
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,500	2,795
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	3,800	4,235

Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.050%	2/7/14 LOC	9,160	9,160
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.890%	2/5/20	20,000	19,653
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.890%	2/5/20	5,000	4,913
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	16,446
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,653
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,054
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,736
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	5,714
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,218
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,365
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,339
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,659
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	9,259
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,292
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	4,008
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	2,000	2,388
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,808
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,572
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,799
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,431
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,921
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,571
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,400
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,382
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	3,310	3,782
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,186
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,871
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,123
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,343
2 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.050%	2/7/14	9,745	9,745
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	185
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,762
Scottsdale AZ GO	5.000%	7/1/17	2,700	3,094
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,219

Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,656
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,533
3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,124
3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	834
3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,000	1,094
3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,087
				228,202
Arkansas (0.1%)
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	14,631
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,120
				24,751
California (11.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,137
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	750	858
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,184
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	555
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	10,000	9,604
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,176
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	2,032
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	16,471
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.965%	8/1/17	15,000	14,983
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,107
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,260
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.740%	10/1/19	9,500	9,404
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.940%	5/1/23	15,000	14,824
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.050%	2/7/14	9,270	9,270

2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.060%	2/7/14	4,910	4,910
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,393
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,349
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,588
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	30,000	30,367
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	42,410
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	22,530
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	13,324
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	25,154
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	11,934
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,500	2,912
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,365	1,622
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,000	4,827
California Economic Recovery GO	5.250%	7/1/14 (ETM)	3,390	3,462
California Economic Recovery GO	5.250%	7/1/14	11,610	11,858
California Economic Recovery GO	5.250%	7/1/14 (14)	2,500	2,554
California Economic Recovery GO	5.000%	7/1/16	1,500	1,667
California Economic Recovery GO	5.000%	7/1/17	15,090	17,321
California Economic Recovery GO	5.000%	7/1/18	41,600	48,910
California Economic Recovery GO PUT	5.000%	7/1/14	23,180	23,641
California GO	5.000%	8/1/14	1,970	2,018
California GO	5.000%	4/1/15	21,300	22,499
California GO	5.000%	6/1/15	3,250	3,381
California GO	5.000%	6/1/15 (14)	5,100	5,427
California GO	5.000%	3/1/16	3,210	3,522
California GO	5.000%	3/1/16 (14)	1,120	1,229
California GO	5.000%	3/1/16	4,460	4,894
California GO	5.000%	3/1/16 (14)	6,510	6,694
California GO	5.000%	4/1/16	6,670	7,343
California GO	5.000%	5/1/16	2,150	2,274
California GO	5.000%	8/1/16	2,825	3,150
California GO	5.000%	10/1/16	1,225	1,375
California GO	5.000%	10/1/16	28,605	32,100
California GO	5.000%	11/1/16 (2)	5,375	6,050
California GO	5.000%	12/1/16	2,500	2,823
California GO	6.000%	2/1/17 (2)	3,500	4,064
California GO	5.000%	3/1/17 (14)	1,300	1,416

California GO	5.000%	3/1/17	3,755	4,255
1 California GO	0.790%	5/1/17	3,700	3,731
California GO	5.000%	9/1/17	4,250	4,885
California GO	5.000%	9/1/17	2,805	3,224
California GO	5.000%	10/1/17	20,000	23,041
California GO	5.000%	10/1/17	4,005	4,614
California GO	5.000%	9/1/18	32,260	37,941
California GO	5.000%	9/1/18	8,050	9,468
California GO	5.000%	10/1/18	34,000	40,066
California GO	5.000%	2/1/19	11,000	13,011
California GO	5.000%	4/1/19	18,580	22,045
California GO	5.000%	9/1/19	19,000	22,675
California GO	5.000%	9/1/19	17,825	21,273
California GO	5.000%	2/1/20	44,500	52,923
California GO	5.000%	11/1/20	21,520	25,789
1 California GO PUT	0.590%	12/1/16	7,500	7,504
1 California GO PUT	0.817%	12/1/17	14,250	14,277
1 California GO PUT	0.947%	12/3/18	6,500	6,505
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,057
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,917
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,437
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,505
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.840%	7/1/17	8,825	8,890
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,116
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,101
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	20,677
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,327
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	27,574
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,611
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,133
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,592
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.050%	2/7/14	850	850
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.050%	2/7/14	24,170	24,170
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	2/3/14 (ETM)	9,815	9,815
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.862%	8/1/18	29,000	28,931

1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.540%	4/1/14	35,000	35,020
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.320%	4/1/16	22,200	22,196
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.320%	4/1/16	5,800	5,799
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.050%	2/7/14 LOC	17,630	17,630
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/14	1,230	1,230
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,625
1 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.140%	11/1/16	5,000	5,017
California Municipal Finance Authority Solid
Waste Disposal Revenue (Waste
Management Inc. Project)PUT	2.000%	9/2/14	12,600	12,694
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.450%	4/1/14	17,000	17,000
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,049
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.040%	2/3/14 LOC	2,700	2,700
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,695
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,689
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,905
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,373
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,159
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,397
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	19,662
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,625
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	6,131
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	6,002
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,700
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,384
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (ETM)	10,000	10,639

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	3,156
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,563
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,730
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,704
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,448
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	1,000	1,152
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,158
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	4,097
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,407
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,932
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	3,268
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,377
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,593
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,361
California State University Revenue Systemwide	5.000%	11/1/17	5,505	6,385
California State University Revenue Systemwide	5.000%	11/1/18	4,000	4,736
2 California State University Revenue Systemwide
TOB VRDO	0.050%	2/7/14	16,455	16,455
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	45,200	45,400
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	15,122
2 California Statewide Communities Development
Authority Revenue (St. Joseph's Health
System) TOB VRDO	0.210%	2/7/14 (4)	39,400	39,400
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	5.250%	11/15/14	260	264
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	799
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	891
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,060
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	654
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,380	2,698
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,695	3,078

Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,366
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,518
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.484%	12/15/15	23,750	23,763
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.240%	12/1/15	21,935	21,934
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.240%	12/1/15	14,540	14,539
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17	2,450	2,811
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,394
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.000%	2/1/14 (Prere.)	8,400	8,400
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,491
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	19,500	21,247
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	51,000	54,801
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,764
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,316
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,238
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,002
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/14	530	537
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/15	1,160	1,199
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,105
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,578
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/17	1,130	1,242
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	2,008
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,338
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,210
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,437
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,699
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,192

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,511
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,400	9,068
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.050%	2/7/14	4,000	4,000
Los Angeles CA GO	5.000%	9/1/17	32,500	37,578
Los Angeles CA GO	5.000%	9/1/19	5,000	5,991
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	32,641
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	5,841
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	15,501
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	21,366
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	10,939
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,487
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	21,791
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	21,919
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	24,856
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,569
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	23,986
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,838
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,727
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	875
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,181
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	590
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,136
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,290
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	6,230
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,623
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	873
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	590
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,541
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	886
Northern California Gas Authority No. 1
Revenue	0.795%	7/1/19	12,815	12,078
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	2,816
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,162
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,273

Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,321
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,961
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,773
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,732
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	4,000	4,596
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,804
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,176
Orange County CA Water District COP VRDO	0.040%	2/7/14	3,400	3,400
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,326
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,660
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	1,750	1,708
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,433
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	586
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	1,013
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,098
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	56
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	746
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,106
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	8,683
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	5,000	5,478
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	6,735
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,729
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	983
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	702
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,185
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,972
2 San Diego CA Community College District GO
TOB VRDO	0.050%	2/7/14	4,880	4,880
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	13,103
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	15,494
2 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.050%	2/7/14	9,900	9,900

2 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.050%	2/7/14	4,095	4,095
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,302
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	10,077
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	18,902
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.050%	2/7/14	2,000	2,000
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/15	500	519
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/16	500	528
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,173
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	500	587
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,350
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,117
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,362
2 Sweetwater CA Unified School District GO TOB
VRDO	0.060%	2/7/14 (13)	13,600	13,600
University of California Revenue	5.000%	5/15/17	2,250	2,579
University of California Revenue	5.000%	5/15/18	2,000	2,351
University of California Revenue	5.000%	5/15/19	4,435	5,300
2 University of California Revenue TOB VRDO	0.050%	2/7/14	9,300	9,300
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	3,050
				2,117,409
Colorado (1.0%)
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,583
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,263
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	2,500	2,849
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,521
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,473
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.260%	2/7/14	9,995	9,995
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.260%	2/7/14	12,495	12,495
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,465	8,504
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,431
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	6,955

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,171
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,892
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.040%	2/7/14	4,800	4,800
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.040%	2/7/14	18,180	18,180
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,372
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,431
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,358
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,574
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	1,909
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,798
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,540
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	2,995
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	5,000	4,733
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/17 (14)	500	554
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,587
1 E-470 Public Highway Authority Colorado
Revenue PUT	2.760%	9/1/14	16,500	16,530
1 E-470 Public Highway Authority Colorado
Revenue PUT	1.790%	9/1/17 (14)	7,000	7,035
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	8,661
4 Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	25,296
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,337
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,187
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,967
University of Colorado Hospital Authority
Revenue	5.000%	11/15/14	1,000	1,034
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,432
				188,442
Connecticut (2.3%)
Connecticut GO	0.390%	2/3/14	7,000	7,000
Connecticut GO	0.390%	2/3/14	12,735	12,735
Connecticut GO	0.390%	2/3/14	15,825	15,825
Connecticut GO	0.390%	2/3/14	13,315	13,315
1 Connecticut GO	0.270%	9/15/14	4,375	4,375
Connecticut GO	5.000%	1/1/15	14,710	15,363
Connecticut GO	5.250%	11/1/15	1,000	1,088
Connecticut GO	5.000%	12/1/15 (14)	10,035	10,198
Connecticut GO	5.000%	1/1/16	30,000	32,693
Connecticut GO	5.000%	3/1/16	4,705	5,161
Connecticut GO	5.000%	5/1/16	10,000	11,037
1 Connecticut GO	0.690%	5/15/16	8,300	8,307

1 Connecticut GO	0.470%	9/15/16	3,000	3,001
Connecticut GO	5.000%	4/1/17	1,165	1,322
1 Connecticut GO	0.810%	5/15/17	20,000	20,123
Connecticut GO	5.000%	7/15/17	5,000	5,722
1 Connecticut GO	0.560%	9/15/17	1,750	1,748
Connecticut GO	5.000%	12/1/17	15,000	16,824
1 Connecticut GO	0.460%	3/1/18	2,500	2,487
1 Connecticut GO	0.920%	4/15/18	6,750	6,805
Connecticut GO	5.000%	6/1/18	14,955	17,484
Connecticut GO	5.000%	7/15/18	10,000	11,724
Connecticut GO	5.000%	11/1/18	1,000	1,179
1 Connecticut GO	0.590%	3/1/19	2,000	1,995
1 Connecticut GO	1.140%	4/15/19	6,000	6,100
Connecticut GO	5.000%	6/1/19	44,265	52,388
1 Connecticut GO	0.960%	9/15/19	3,000	3,004
1 Connecticut GO	0.690%	3/1/20	7,500	7,467
Connecticut GO	5.000%	11/15/21 (14)	7,070	7,605
1 Connecticut GO PUT	0.690%	9/15/17	5,400	5,418
1 Connecticut GO PUT	1.390%	3/1/18	17,500	17,811
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,326
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,940
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,863
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,102
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,612
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,690
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	21,835
Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital)
VRDO	0.040%	2/7/14 LOC	15,900	15,900
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	5,270	5,270
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	5,789
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,644
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/17	5,000	5,640
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,737
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,855
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	4,085	4,860
				424,367
Delaware (0.2%)
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,121
Delaware GO	5.000%	10/1/18	3,540	4,180
Delaware Health Facilities Authority Revenue
(Christiana Care Health Services) VRDO	0.030%	2/7/14	12,000	12,000

Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/14	4,070	4,153
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	4,985
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,756
				39,195
District of Columbia (0.4%)
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,492
2 District of Columbia Income Tax Revenue TOB
VRDO	0.050%	2/7/14	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.230%	2/7/14 LOC	39,200	39,200
1 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.520%	6/1/15	7,300	7,310
1 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.620%	6/1/16	6,000	6,020
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,596
				70,043
Florida (5.5%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,516
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,293
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,570
Broward County FL Airport System Revenue	5.000%	10/1/16	700	781
Broward County FL Airport System Revenue	5.000%	10/1/19	500	584
Broward County FL Airport System Revenue	5.000%	10/1/19	750	876
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,236
Broward County FL Airport System Revenue	5.000%	10/1/21	480	557
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,050
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,447
2 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.050%	2/7/14	5,665	5,665
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	15,000	15,268
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,559
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,622
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	45,000	47,799
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,311
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,150	16,668
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (14)	900	1,009
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	21,599
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,847
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	40,004

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	41,961
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,988
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,026
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	3,750	3,778
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	8,580
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,423
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,196
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,321
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,860
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	15,667
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	13,143
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,227
2 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.050%	2/7/14	7,995	7,995
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	6,110	6,232
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	6,839
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	9,964
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,594
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	22,000	22,444
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	24,050	25,636
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,294
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,658
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,284
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,863
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,866
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,076
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,238
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,516
2 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.050%	2/7/14 (13)	9,365	9,365

	Hillsborough County FL Aviation Authority
	Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,060
	Hillsborough County FL Aviation Authority
	Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,778
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/16	4,675	5,232
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/16	1,500	1,679
	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/17	1,000	1,152
3	Jacksonville FL Electric Authority Electric
	System Revenue	5.000%	10/1/20	1,600	1,888
	Jacksonville FL Electric Authority Electric
	System Revenue VRDO	0.040%	2/7/14	25,615	25,615
	Jacksonville FL Electric Authority Revenue (St.
	John's River Power Park)	5.000%	10/1/16	15,000	16,764
	Jacksonville FL Electric Authority Water &
	Sewer Revenue	5.000%	10/1/18	1,200	1,404
	Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,322
	Kissimmee FL Utility Authority Electric System
	Revenue	5.250%	10/1/16 (4)	3,750	4,186
1	Lakeland FL Energy System Revenue	0.790%	10/1/17	10,000	10,024
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,209
	Miami Beach FL Health Facilities Authority
	Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,866
2	Miami-Dade County FL Aviation Revenue
	(Miami International Airport) TOB VRDO	0.050%	2/7/14 (13)	11,500	11,500
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/18	2,000	2,315
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/19	1,900	2,213
	Miami-Dade County FL Expressway Authority
	Toll System Revenue	5.000%	7/1/20	2,380	2,771
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/19	1,000	1,136
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	4.000%	8/1/20	2,180	2,331
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/21	1,300	1,448
	Miami-Dade County FL School Board COP	5.000%	5/1/15 (ETM)	4,000	4,235
	Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,606
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,597
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,657
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.590%	2/6/14 LOC	16,625	16,625
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.590%	2/6/14 LOC	16,545	16,545
2	Miami-Dade County FL School Board COP TOB
	PUT	0.670%	2/6/14 LOC	13,120	13,120
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.720%	3/19/14 LOC	27,245	27,245
2	Miami-Dade County FL School Board COP TOB
	VRDO	0.050%	2/7/14 (13)	27,700	27,700

2 Miami-Dade County FL School Board COP TOB
VRDO	0.140%	2/7/14 (12)	26,500	26,500
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/17	1,110	1,261
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (4)	2,000	2,341
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,463
2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.080%	2/7/14 (4)	3,800	3,800
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,102
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,854
Orange County FL School Board COP	5.000%	8/1/15	2,000	2,135
Orange County FL School Board COP	5.000%	8/1/16	700	774
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,688
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,616
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,060
Orange County FL School Board COP VRDO	0.050%	2/7/14 LOC	28,930	28,930
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,715	8,978
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	18,044
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,883
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	2,000	2,277
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	4,690	5,339
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	3,225
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	10,421
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,770	4,409
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	12,543
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,630
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	3,776
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	5,885
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,463
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	6,539
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,136
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/14 (14)	16,300	16,660
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,257
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	683

Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	3,104
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,688
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	833
2 Palm Beach County FL School Board COP TOB
VRDO	0.050%	2/7/14	11,365	11,365
2 Palm Beach County FL School Board COP TOB
VRDO	0.080%	2/7/14	6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,172
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	866
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,286
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,598
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	10,725
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,755
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,721
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,261
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,366
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,393
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,717
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,919
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,371
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,765
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	2,004
Tampa FL Hospital Revenue	4.000%	7/1/20	1,000	1,072
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/15	4,305	4,573
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/16	4,515	5,061
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	5,200
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,385

Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,174
				995,664
Georgia (2.9%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,500	2,878
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,778
Atlanta GA Airport Revenue	5.000%	1/1/18	500	575
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,411
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,179
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,482
1 Atlanta GA Water & Wastewater Revenue PUT	1.607%	11/1/18	47,300	47,660
2 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.140%	2/7/14	9,995	9,995
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,303
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,504
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,505
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,546
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,554
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,171
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,150
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,231
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,408
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,150
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,447
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	293
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	409
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	3.000%	8/15/14	1,000	1,015
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,109
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,171
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,728

Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,150
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,166
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,177
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,530
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,470
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/19/15	2,500	2,504
2 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.050%	2/7/14	11,415	11,415
Georgia GO	5.500%	7/1/14	4,000	4,090
Georgia GO	5.500%	7/1/14 (Prere.)	980	1,002
Georgia GO	4.000%	1/1/15	2,360	2,443
Georgia GO	5.000%	7/1/16	9,500	10,557
Georgia GO	5.000%	7/1/16	20,000	22,226
Georgia GO	5.000%	7/1/16	5,000	5,556
Georgia GO	5.500%	7/1/16	4,020	4,110
Georgia GO	5.000%	10/1/16	1,910	2,143
Georgia GO	5.000%	7/1/17	2,840	3,259
Georgia GO	5.000%	7/1/17	13,695	15,715
Georgia GO	5.000%	7/1/18	2,340	2,747
Georgia GO	5.000%	7/1/18	23,330	27,385
Georgia GO	4.000%	11/1/18	11,000	12,496
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,400	1,569
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	4,128
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,165
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	876
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	29,802
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	16,255
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,730
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	21,526
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,000	8,838
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,780
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,197
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,926
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	5,089
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	5,000	5,026
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	16,070	17,375
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	5,350	5,878
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	7,140	7,873
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	1,885	2,096
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	6,555	7,292

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,301
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	1,830	2,026
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,742
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,655	14,725
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,724
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,458
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.000%	1/1/15	2,060	2,150
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	4,015	4,738
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	3,685	3,846
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	9,169
2 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.050%	2/7/14	2,065	2,065
Savannah GA Economic Development Authority
Pollution Control Revenue (International
Paper Co. Projects)	5.100%	8/1/14	3,000	3,060
				518,218
Guam (0.0%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	350	376
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,050	1,129
				1,505
Hawaii (0.8%)
Hawaii GO	5.000%	5/1/14 (Prere.)	9,840	9,960
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,447
Hawaii GO	5.000%	6/1/16	13,920	15,413
Hawaii GO	5.000%	12/1/18	17,250	20,363
Hawaii GO	5.000%	6/1/19	6,960	8,256
Hawaii GO	5.000%	6/1/19	2,370	2,811
Hawaii GO	5.000%	11/1/19	11,960	14,269
Hawaii GO	5.000%	11/1/19	40,725	48,588
Hawaii GO	5.000%	12/1/19	5,000	5,972
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,383
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,183
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,746
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,193
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,730
Honolulu HI City & County GO	5.000%	11/1/19	6,000	7,173
				152,487
Idaho (0.1%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.040%	2/7/14	25,340	25,340

Illinois (4.5%)
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,597
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,741
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	8,228

Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,606
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,329
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,128
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,150	1,293
1 Chicago IL Board of Education GO PUT	0.698%	6/2/16	25,750	25,042
2 Chicago IL Board of Education GO TOB PUT	0.750%	2/21/14 LOC	85,000	85,000
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,572
Chicago IL GO	5.000%	12/1/18	2,000	2,243
Chicago IL GO	5.000%	1/1/19	5,750	6,308
Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,908
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,854
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,401
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	750	842
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	8,416
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	5,099
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,850	2,086
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,427
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,138
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,156
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.060%	2/7/14 LOC	23,925	23,925
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.190%	2/7/14 (4)	21,135	21,135
Chicago IL Water Revenue	5.000%	11/1/18	675	774
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,141
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,157
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,837
3 Cook County IL GO	5.000%	11/15/18	2,000	2,313
Cook County IL GO	5.000%	11/15/19	1,500	1,734
3 Cook County IL GO	5.000%	11/15/20	1,500	1,724
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	5,000	5,081
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,894
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,569
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	26,795	30,946
Illinois Finance Authority Revenue (Advocate
Health Care) PUT	5.000%	1/15/20	5,850	6,697
2 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.050%	2/7/14	14,840	14,840
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	10,000	10,485
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	2,500	2,825
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,671
2 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.160%	2/7/14 (12)	15,000	15,000
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,264
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,312

Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,694
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,626
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,901
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,864
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/14	5,500	5,641
2 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.060%	2/3/14	2,100	2,100
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	1,925	2,109
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,642
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,821
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,294
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,607
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	2,064
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,270
Illinois GO	5.500%	8/1/14 (14)	8,295	8,506
Illinois GO	5.000%	8/1/17	30,000	33,637
Illinois GO	5.500%	8/1/17 (14)	1,425	1,622
Illinois GO	5.000%	8/1/18	22,000	25,065
Illinois GO	5.000%	3/1/19	6,500	7,360
Illinois GO	5.000%	7/1/19	4,700	5,317
Illinois GO	5.000%	8/1/19	14,750	16,687
Illinois GO	5.000%	3/1/20	4,000	4,500
Illinois GO	5.000%	7/1/20	12,500	14,101
Illinois GO	5.000%	8/1/20	10,500	11,852
Illinois GO	5.000%	8/1/20 (4)	6,500	7,410
Illinois GO	5.000%	1/1/21 (4)	8,425	9,424
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	3,710	3,772
Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	10,762
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,066
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	16,700
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,613
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	18,748
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,492
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	8,190
3 Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,000	23,637
3 Illinois Toll Highway Authority Revenue	5.000%	12/1/20	17,500	20,656
3 Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,661
2 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.050%	2/7/14	7,915	7,915
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	6,270	6,676
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,260

Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,361
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/18	7,000	7,631
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,500	3,706
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)	5,155	4,770
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,675	12,766
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,788
2 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.140%	2/7/14 LOC	5,500	5,500
2 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.140%	2/7/14 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,142
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,275
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,897
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	9,580	10,688
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,128
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,662
				811,029
Indiana (1.0%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,359
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	57
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,611
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,717
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,857
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,352
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	994
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,878
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,763
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,903

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	924
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,132
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,468
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	820
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	8,631
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,150
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,925
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	15,732
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	2,983
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	7,146
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,725
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,149
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,168
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,691
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,781
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	998
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	587
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,648
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,444
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,147
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	11,194
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/17	3,455	3,690
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,783
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,859
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,956
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	4,030
2 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.050%	2/7/14	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,654

Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,209
				185,325
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,420
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	2,805
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,506
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,795
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/14	1,065	1,086
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,546
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,700
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	45,500	44,954
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,452
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	5,981
				74,245
Kansas (0.2%)
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,110
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,168
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,314
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/15	2,895	3,020
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	6,085
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,362
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,799
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,511
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,127
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15 (ETM)	4,000	4,338
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,312

Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,656
				33,802
Kentucky (0.8%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,908
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	17,000	17,612
Kentucky Economic Development Finance
Authority Solid Waste Revenue (Republic
Services Inc. Project) PUT	0.520%	3/3/14	10,500	10,500
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	43,254
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	6,852
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	5,980
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,800	31,038
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,920
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	4,956
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,554
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16	990	1,072
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,247
				137,893
Louisiana (0.8%)
Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,153
Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,379
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,078
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.589%	5/1/17	44,500	44,426
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.669%	5/1/18	5,000	4,998
2 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.040%	2/7/14	28,255	28,255
Louisiana GO	5.000%	8/1/16	5,000	5,574
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,382
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	2,230	2,381

Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,531
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,089
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,149
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,396
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,310
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	3,994
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,211
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,444
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,250
New Orleans LA GO	5.000%	12/1/18	4,065	4,643
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	9,291
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,843
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	7,935	9,107
				148,884
Maine (0.0%)
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,711

Maryland (2.8%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	8,275
Baltimore County MD GO	5.000%	2/1/18	2,900	3,372
Baltimore County MD GO	5.000%	2/1/18	9,000	10,464
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	578
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,684
Howard County MD GO	5.000%	8/15/19	5,000	5,975
Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,558
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,798
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	16,670
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	18,628
Maryland GO	5.000%	8/1/14	10,000	10,244
Maryland GO	5.000%	3/1/16	10,000	10,970
Maryland GO	5.000%	11/1/16	15,350	17,271
Maryland GO	5.000%	8/1/17	8,495	9,772
Maryland GO	5.000%	8/1/17	5,000	5,752
Maryland GO	5.000%	8/1/17	5,070	5,832
Maryland GO	5.000%	8/1/17	26,445	30,421
Maryland GO	5.000%	3/1/18	1,150	1,340
Maryland GO	5.250%	3/1/18	2,400	2,820
Maryland GO	5.000%	8/1/18	28,795	33,862

Maryland GO	5.000%	8/1/18	24,160	28,411
Maryland GO	5.000%	11/1/18	2,525	2,985
Maryland GO	5.000%	3/15/19	7,625	9,068
Maryland GO	5.000%	11/1/19	4,265	5,121
Maryland GO	5.000%	3/1/20	34,535	41,372
Maryland GO	4.500%	8/1/20	4,215	4,933
Maryland GO	5.000%	8/1/26	28,995	33,508
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	926
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	951
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,156
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.264%	11/15/16	2,000	2,032
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.944%	11/15/17	5,980	6,024
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.944%	11/15/17	19,500	19,644
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.694%	5/15/18	5,500	5,482
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.714%	5/15/18	9,500	9,477
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,278
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,706
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,607
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,621
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/14	3,150	3,212
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,280
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/14	9,615	9,810
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	10,672
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,032
Montgomery County MD GO	5.000%	5/1/14	12,310	12,461
Montgomery County MD GO	5.000%	11/1/16	4,730	5,322
Montgomery County MD GO	5.000%	7/1/18	32,050	37,621
Montgomery County MD GO	5.000%	11/1/19	2,840	3,410
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/14	8,500	8,610

Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,852
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,579
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	3,205
				498,654
Massachusetts (3.7%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,467
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,762
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.250%	2/7/14	19,925	19,925
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,537
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,412
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,396
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/14	890	904
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/15	1,000	1,050
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16	1,600	1,727
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	2,060	2,271
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	875	973
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,091
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,546
1 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.590%	9/30/16	11,000	10,972
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	42,730	44,668
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	946
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,517
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.590%	1/30/18	9,000	9,001
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	2,475	2,677
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,497
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,111
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,975
1 Massachusetts GO	0.520%	2/6/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,635	11,919
Massachusetts GO	5.000%	8/1/14	11,965	12,257
Massachusetts GO	5.000%	11/1/14	2,350	2,436

Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,039
Massachusetts GO	5.000%	3/1/15 (Prere.)	5,000	5,259
Massachusetts GO	5.000%	8/1/15 (4)	10,000	10,723
1 Massachusetts GO	0.490%	9/1/15	11,500	11,524
1 Massachusetts GO	0.160%	2/1/16	37,185	37,126
1 Massachusetts GO	0.520%	2/1/16	15,645	15,645
Massachusetts GO	5.000%	10/1/16	6,800	7,626
1 Massachusetts GO	0.380%	1/1/17	10,000	10,027
Massachusetts GO	5.000%	10/1/17	23,000	26,551
Massachusetts GO	5.500%	11/1/17	2,100	2,469
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,837
1 Massachusetts GO	0.470%	1/1/18	5,000	5,039
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,990
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,390
Massachusetts GO	5.000%	10/1/18	30,000	35,329
Massachusetts GO	5.500%	10/1/18	4,955	5,948
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,244
Massachusetts GO	5.000%	12/1/18	30,000	35,468
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,229
Massachusetts GO	5.000%	4/1/20	45,000	53,695
2 Massachusetts GO TOB VRDO	0.060%	2/3/14	6,900	6,900
Massachusetts GO VRDO	0.030%	2/3/14	1,400	1,400
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,870	6,007
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.030%	2/3/14	1,900	1,900
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,039
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,704
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	4,980	4,986
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,217
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.030%	2/7/14	14,250	14,250
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.060%	2/3/14 LOC	3,000	3,000
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	2/3/14	7,400	7,400
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/15	2,500	2,665
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	7,500	8,494
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,680
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,930	2,071
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,230	5,612
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,725	17,946
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,672

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,882
2 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.050%	2/7/14	10,000	10,000
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,726
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,528
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	1,810	2,011
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,187
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,451
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,443
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.300%	2/7/14 (4)LOC	27,455	27,455
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,485
University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,490
				670,796
Michigan (2.1%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,242
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,733
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	625	677
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/18	1,225	1,331
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,166
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,710
3 Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,144
3 Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	2,110	2,400
3 Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,267
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	3,066
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,421
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	544
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	541
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	652
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,288
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	590
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,793
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/17	1,000	1,130
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	59,230
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	46,456

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	11,250	12,307
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	15,000	15,281
Michigan GO	5.000%	5/1/14	12,000	12,146
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.030%	2/7/14 LOC	27,395	27,395
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,729
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,191
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	13,053
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,143
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,701
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	6,375	7,369
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,910
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.050%	2/7/14 LOC	5,925	5,925
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,082
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,915
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.030%	2/7/14	1,270	1,270
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,498
Michigan State University Revenue	5.000%	2/15/14	5,385	5,395
Michigan State University Revenue	5.000%	8/15/14	7,005	7,188
Michigan State University Revenue	5.000%	2/15/15	3,910	4,105
Michigan State University Revenue	5.000%	8/15/15	1,000	1,073
Michigan State University Revenue	5.000%	2/15/17	6,135	6,953
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,151
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,447
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,456
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,579
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,179
1 Saline MI Area Schools GO PUT	0.590%	11/2/15	9,765	9,753
University of Michigan Revenue	4.000%	4/1/16	10,650	11,494
University of Michigan Revenue	4.000%	4/1/17	11,385	12,609
				376,678
Minnesota (0.9%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,009
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,299

Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,839
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,127
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.150%	2/3/14 (4)	24,800	24,800
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,704
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,568
Minnesota GO	5.000%	8/1/14	6,970	7,140
Minnesota GO	5.000%	12/1/14	8,145	8,474
Minnesota GO	5.000%	10/1/15	13,970	15,074
Minnesota GO	5.000%	12/1/15	8,145	8,851
Minnesota GO	5.000%	10/1/16	5,000	5,606
Minnesota GO	5.000%	12/1/16	8,150	9,193
Minnesota GO	5.000%	10/1/17	2,275	2,628
Minnesota GO	5.000%	8/1/18	8,375	9,841
Minnesota GO	5.000%	8/1/18	3,825	4,494
Minnesota GO	5.000%	8/1/18	3,000	3,525
Minnesota GO	5.000%	11/1/19	2,000	2,399
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.050%	2/7/14	12,010	12,010
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	9,896
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,237
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,372
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,132
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,354
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,693
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,614
				164,879
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	12,037
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,438
Mississippi GO	5.250%	11/1/14	8,970	9,312
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,092
1 Mississippi GO	0.570%	9/1/17	5,680	5,698
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,589
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,851
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.050%	2/7/14	6,420	6,420
				55,437
Missouri (0.4%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,325

Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,157
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,787
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,706
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,732
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,157
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	20,591
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,200	4,224
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	850
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	979
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,585
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/16	1,500	1,623
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,663
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	3,240
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,447
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,463
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,411
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/18	1,295	1,495
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,213
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,492
				69,140
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,361
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	5,953
				12,314

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,388
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	568
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	823
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	648
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,747
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,573
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	5,250	5,463
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	4,500	4,680
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,035
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,088
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,126
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,731
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,177
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,177
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/14	680	680
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	10,272
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,754
				40,930
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,129
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,162
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,306
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/14	6,100	6,218
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	9,854
Clark County NV School District GO	5.000%	6/15/14	4,000	4,072
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	18,906
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,344
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.000%	7/1/14	8,000	8,156
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,165
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,776
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,673
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,954
				82,715
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,560

Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,521
New Hampshire GO	5.000%	8/15/17	3,200	3,679
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.000%	7/1/14	8,430	8,599
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,774
				21,133
New Jersey (5.7%)
Atlantic City NJ GO	5.000%	12/1/19	6,995	7,888
Atlantic City NJ GO	5.000%	12/1/20	7,185	8,035
Atlantic City NJ GO	5.000%	12/1/21	6,970	7,714
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,000	3,020
Jersey City NJ BAN	2.000%	12/12/14	3,300	3,333
Jersey City NJ BAN	2.000%	12/12/14	10,000	10,099
New Jersey Building Authority Revenue	5.000%	6/15/14 (ETM)	6,790	6,912
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,138
New Jersey COP	5.000%	6/15/16	6,695	7,382
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,591
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19	29,800	34,755
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	5,500	6,017
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	8,207
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	3,000	3,440
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,977
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14 (ETM)	10,145	10,186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14	4,420	4,438
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.620%	2/1/15	9,000	9,020
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.740%	2/1/16	9,500	9,608
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	32,425	36,510
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.940%	2/1/17	14,000	14,022
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,377
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,578
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	14,300	16,474
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	5,919
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19	15,000	17,494
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	9,235	10,776
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	7,745	9,064

New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	10,000	10,282
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	31,050
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,651
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,139
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,865
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/14	11,665	11,807
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/15	11,255	11,922
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,169
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	5,846
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	6,274
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,668
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.000%	12/1/14 (ETM)	5,015	5,259
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,124
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,530	5,877
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,976
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	11,652
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,671
New Jersey GO	5.000%	8/15/16	12,120	13,540
New Jersey GO	5.000%	8/15/17	11,660	13,416
New Jersey GO	5.000%	6/1/18	5,000	5,849
New Jersey GO	5.000%	8/15/19	8,395	10,010
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	4.000%	9/15/14	5,320	5,435
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,860
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,221
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,839

	New Jersey Health Care Facilities Financing
	Authority Revenue (Hackensack University
	Medical Center)	5.000%	1/1/18	3,605	4,021
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/18	2,000	2,271
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/19	2,000	2,300
2	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group) TOB VRDO	0.190%	2/7/14 (12)	9,355	9,355
	New Jersey Health Care Facilities Financing
	Authority Revenue (Robert Wood Johnson
	University) VRDO	0.030%	2/7/14 LOC	3,400	3,400
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,149
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	4.500%	12/1/15	15,860	16,918
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,698
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,209
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,963
	New Jersey Sports & Exposition Authority
	Revenue	5.000%	9/1/14 (ETM)	60	62
	New Jersey Sports & Exposition Authority
	Revenue	5.000%	9/1/14	6,480	6,657
	New Jersey TRAN	2.000%	6/26/14	200,000	201,350
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	20,381
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/17	30,000	34,622
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/17	7,500	8,656
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/17	10,000	11,541
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/18	2,500	2,893
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/18	15,810	18,451
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/19	2,815	3,290
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/19	31,245	36,651
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/20	14,635	17,090
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,937
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,887
1	New Jersey Turnpike Authority Revenue	0.590%	1/1/18	40,000	40,087
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	878
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,168
[1,2] New Jersey Turnpike Authority Revenue PUT		0.790%	12/22/14	2,500	2,503
[1,2] New Jersey Turnpike Authority Revenue PUT		0.790%	12/22/14	20,000	20,026

1 New Jersey Turnpike Authority Revenue PUT	0.570%	1/1/16	5,000	5,000
1 New Jersey Turnpike Authority Revenue PUT	0.720%	1/1/18	10,000	10,039
1 New Jersey Turnpike Authority Revenue PUT	0.720%	1/1/18	15,000	15,030
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,178
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,178
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,365
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	2,000	2,079
				1,025,659
New Mexico (0.6%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,377
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,834
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,478
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/16	10,000	10,880
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/16	7,000	7,665
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,581
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	10,307
New Mexico GO	5.000%	3/1/14	7,000	7,029
New Mexico GO	5.000%	3/1/16	19,290	21,170
2 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.050%	2/7/14	6,660	6,660
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.040%	2/7/14	26,295	26,295
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,889
				113,165
New York (15.2%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.080%	2/7/14 LOC	4,750	4,750
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,316
Buffalo NY Municipal Water System Revenue
VRDO	0.040%	2/7/14 LOC	27,050	27,050
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	2,000	2,024
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15 (ETM)	1,690	1,791
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,945	2,060
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,276

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,402
Hempstead NY GO	3.000%	4/15/15	5,260	5,443
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,275
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,728
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,310
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	1,000	1,155
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	4,115
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,338
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	2/7/14	25,550	25,550
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,565	5,177
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,857
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,868
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,241
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,000	1,131
Nassau County NY TAN	2.000%	9/15/14	26,250	26,519
New York City NY GO	5.000%	8/1/14	25,000	25,608
New York City NY GO	5.000%	8/1/14 (Prere.)	35	36
New York City NY GO	5.750%	8/1/14 (2)	765	769
New York City NY GO	5.000%	8/15/14	12,890	13,228
New York City NY GO	5.000%	9/1/14	16,860	17,338
New York City NY GO	5.000%	8/1/15	10,815	11,584
New York City NY GO	5.000%	8/1/15	26,260	28,128
New York City NY GO	5.000%	8/1/15	7,970	8,159
New York City NY GO	5.000%	8/15/15	17,910	19,215
New York City NY GO	5.000%	9/1/15	21,325	22,920
New York City NY GO	5.000%	2/1/16	1,000	1,091
New York City NY GO	5.000%	3/1/16	2,500	2,737
New York City NY GO	5.000%	3/1/16	10,795	11,819
New York City NY GO	5.000%	4/1/16	3,500	3,844
New York City NY GO	5.000%	8/1/16	1,000	1,112
New York City NY GO	5.000%	8/1/16	1,000	1,112
New York City NY GO	5.000%	8/1/16	27,500	30,567
New York City NY GO	5.000%	8/1/16	7,150	7,947
New York City NY GO	5.000%	8/1/16	5,000	5,558

New York City NY GO	5.000%	8/1/16	16,925	18,812
New York City NY GO	5.000%	8/1/17	9,750	11,122
New York City NY GO	5.000%	8/1/17	8,185	9,337
New York City NY GO	5.000%	8/1/17	3,800	4,335
New York City NY GO	5.000%	8/1/17	6,000	6,845
New York City NY GO	5.000%	8/1/17	13,590	15,503
New York City NY GO	5.000%	10/1/17	5,150	5,903
New York City NY GO	5.000%	10/1/17	2,500	2,865
New York City NY GO	5.000%	8/1/18	6,000	6,969
New York City NY GO	5.000%	8/1/18	4,650	5,401
New York City NY GO	5.000%	8/1/18	3,250	3,775
New York City NY GO	5.000%	8/1/18	6,000	6,969
New York City NY GO	5.000%	8/1/18	5,000	5,808
New York City NY GO	5.000%	8/1/18	7,500	8,711
New York City NY GO	5.000%	8/1/18	13,030	15,135
New York City NY GO	5.000%	8/1/18	25,315	29,404
New York City NY GO	5.000%	10/1/18	7,650	8,920
New York City NY GO	4.000%	8/1/19	12,165	13,702
New York City NY GO	5.000%	8/1/19	5,830	6,872
New York City NY GO	5.000%	8/1/19	15,000	17,682
New York City NY GO	5.000%	8/1/19	8,000	9,430
New York City NY GO	5.000%	8/1/19	15,000	17,682
New York City NY GO	5.000%	8/1/19	7,225	8,517
New York City NY GO	5.000%	8/1/19	20,155	23,758
New York City NY GO	5.000%	8/1/20	4,500	5,293
New York City NY GO	5.000%	10/1/20	4,375	5,152
1 New York City NY GO	0.420%	8/1/21	4,650	4,654
1 New York City NY GO	0.510%	8/1/21	6,350	6,362
New York City NY GO	5.000%	8/1/21	11,985	14,059
New York City NY GO	5.000%	8/1/21	2,000	2,346
New York City NY GO	5.000%	8/1/21	4,000	4,692
1 New York City NY GO	0.590%	8/1/25	5,500	5,508
New York City NY GO VRDO	0.040%	2/3/14 LOC	2,185	2,185
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	9,200
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,503
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.750%	11/1/16	8,000	7,970
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,881
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.200%	11/1/17	25,640	25,611
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/18	3,500	4,017
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	5,005
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,518
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.060%	2/7/14	3,755	3,755
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.190%	2/7/14	10,000	10,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.050%	2/3/14 LOC	4,700	4,700

New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.040%	2/7/14 LOC	18,590	18,590
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,709
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,466
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	19,408
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/3/14	16,400	16,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/3/14	4,900	4,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/7/14	23,375	23,375
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,177
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.080%	2/7/14	16,500	16,500
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	2,720	2,818
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	2,890	2,995
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,660
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	24,805	27,772
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	18,680	20,987
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,115	11,364
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,500	2,828
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	7,000	8,090
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	23,115
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	17,833
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	23,115
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	8,770
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	14,069
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	10,218
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	29,980
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,579
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	10,577

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,695
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.050%	2/7/14 LOC	10,355	10,355
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	6,200	6,243
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,074
2 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.060%	2/7/14	35,220	35,220
1 New York Metropolitan Transportation Authority
Revenue	0.804%	11/1/16	3,495	3,508
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,729
1 New York Metropolitan Transportation Authority
Revenue	0.944%	11/1/17	2,950	2,969
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	8,053
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	14,381
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,752
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,561
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,747
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,912
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	3,086
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,329
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,747
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	10,459
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,534
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,963
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,171
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	5,993
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,799
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.040%	2/7/14 (13)	6,805	6,805
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.050%	2/7/14 (13)	10,980	10,980
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.990%	11/1/19	9,300	9,339

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,441
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.720%	11/1/14	6,320	6,327
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/14	15,460	15,803
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,876
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,659
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,099
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	54,897
1 New York Metropolitan Transportation Authority
Revenue PUT	0.514%	11/1/14	19,475	19,456
1 New York Metropolitan Transportation Authority
Revenue PUT	0.764%	11/1/15	11,925	11,945
1 New York Metropolitan Transportation Authority
Revenue PUT	0.814%	11/1/16	12,500	12,537
1 New York Metropolitan Transportation Authority
Revenue PUT	0.964%	11/1/16	15,000	15,118
1 New York Metropolitan Transportation Authority
Revenue PUT	0.954%	11/1/17	8,880	8,940
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17	2,360	2,571
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18	2,105	2,391
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19	2,180	2,490
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	9,885
2 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.060%	2/7/14 (13)	3,500	3,500
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.040%	2/7/14 LOC	16,945	16,945
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	63
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	7,054
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,501
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,387
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,982
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,876
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,000	1,141

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	3,760	3,782
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	4,150
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,845	19,083
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,605	10,881
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	11,515	13,326
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	20,883
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,808
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	26,706
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,150	4,886
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	13,857
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	4,995	5,807
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.040%	2/7/14	29,300	29,300
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,580
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	8,041
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,729
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,274
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,822
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,485
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,911
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,729
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,063
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,175
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,866
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,985
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,671
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,409

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	11,980
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,819
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	4,137
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.030%	2/7/14 LOC	13,380	13,380
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,290	1,292
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	3,000	3,038
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	10/15/15	5,000	5,101
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,432
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	7/15/14	2,160	2,210
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	11,685
New York State GO	5.000%	3/1/19	12,715	15,121
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.030%	2/7/14 LOC	6,400	6,400
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.040%	2/7/14	39,100	39,100
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	7,386
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,325
New York State Thruway Authority Revenue	5.000%	5/1/19	103,125	119,903
New York State Thruway Authority Revenue	5.000%	1/1/20 (2)	10,910	11,357
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,758
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	43,933
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,086
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	20,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,062
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	7,272
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	9,786
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	625	725
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	590

New York State Urban Development Corp.
Revenue	5.000%	1/1/15	5,145	5,372
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	10,095	11,444
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,284
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	22,592
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	23,191
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,469
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	12,011
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	10,093
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	27,739
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,515
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,594
2 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.080%	2/3/14	11,335	11,335
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,950	29,181
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	27,198
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	3,340	3,634
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	19,295	20,992
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	2/7/14	32,135	32,135
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	2/7/14	52,315	52,315
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	2/7/14	34,100	34,100
Suffolk County NY BAN	2.000%	5/2/14	10,000	10,038
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,236
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,507
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,467
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	947
Suffolk County NY RAN	2.000%	3/27/14	35,250	35,332
Suffolk County NY TAN	1.500%	8/14/14	60,000	60,304
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	6,500	7,402
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	1,500	1,584
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	29,615	32,305
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	25,500	27,816

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	10,000	11,135
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,567
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/14	11,690	12,140
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/17	3,815	4,414
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	15,533
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	8,249
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.484%	1/1/15	3,000	2,996
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.633%	1/3/17	5,000	5,006
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	2/3/14 LOC	4,200	4,200
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/16	15,200	15,837
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/17	875	950
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	875	967
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	500	562
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	9,010
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,697
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,700	5,321
Yonkers NY GO	3.000%	7/1/18	500	528
Yonkers NY GO	3.000%	8/15/18	1,000	1,055
Yonkers NY GO	3.000%	8/15/19	885	926
Yonkers NY GO	3.000%	8/15/20	1,115	1,135
				2,745,823
North Carolina (2.9%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.040%	2/7/14	12,275	12,275
Cabarrus NC COP	5.000%	1/1/16	4,555	4,946
Cary NC GO VRDO	0.060%	2/7/14	6,790	6,790
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,079
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,389
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,479
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	3,103
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.040%	2/7/14	44,100	44,100
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,660
Guilford County NC GO	5.000%	8/1/15	8,250	8,844
Guilford County NC GO	5.000%	8/1/16	5,000	5,574
Guilford County NC GO	5.000%	8/1/17	5,000	5,752
Mecklenburg County NC GO	5.000%	3/1/20	5,000	5,990

New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,146
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,609
2 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	2/3/14	6,200	6,200
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,944
North Carolina Capital Improvement Revenue	5.000%	5/1/18	15,325	17,846
2 North Carolina Capital Improvement Revenue
TOB VRDO	0.040%	2/7/14	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	3,465	3,614
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	20,000	20,862
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	7,597
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	3,000	3,256
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	2,725	2,958
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	2,500	2,805
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,060	7,922
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18	1,250	1,435
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	1,025	1,198
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	3,415	3,990
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	2,500	2,933
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	5,000	5,867
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,938
North Carolina GO	5.000%	3/1/14	23,160	23,255
North Carolina GO	5.000%	3/1/18	16,770	19,399
North Carolina GO	5.000%	5/1/18	6,750	7,894
North Carolina GO	5.000%	6/1/18	15,100	17,692
North Carolina GO	5.000%	3/1/19	5,200	6,179
North Carolina GO	5.000%	5/1/19	30,000	35,756
North Carolina GO	5.000%	6/1/19	2,000	2,387
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,881
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	9,070
1 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.780%	12/1/17	2,410	2,402
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,292

North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,488
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,877
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	6,500	7,373
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,558
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,607
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	545
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/18	20,000	23,023
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/19	16,500	19,338
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	9,994
Raleigh NC GO	5.000%	12/1/16	2,470	2,788
Raleigh NC GO	5.000%	12/1/16	2,605	2,940
Wake County NC GO	4.000%	2/1/14	13,000	13,000
Wake County NC GO	5.000%	2/1/20	4,500	5,385
Wake County NC GO	5.000%	2/1/20	17,845	21,356
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	23,094
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,606
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,080
				523,360
Ohio (3.8%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,141
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/14	20,120	20,668
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	10,892
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,087
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,698
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,744
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,332
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,728
2 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.190%	2/7/14 (12)	9,315	9,315
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/14	5,495	5,554
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	3,415	3,836

Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,262
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,819
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,681
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,350
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	2,055
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,641
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,773
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,153
2 Cleveland OH Water Works Revenue TOB
VRDO	0.040%	2/7/14	2,900	2,900
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,324
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,051
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.040%	2/7/14	2,000	2,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.040%	2/7/14	3,600	3,600
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,492
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,158
Columbus OH GO	5.000%	9/1/16	5,000	5,584
Columbus OH GO	5.000%	6/1/17	7,510	8,591
Columbus OH GO	5.000%	7/1/17	7,245	8,308
Columbus OH GO	5.000%	7/1/17	5,740	6,582
Columbus OH GO	5.000%	6/1/18	8,000	9,362
Columbus OH GO	5.000%	7/1/18	7,280	8,535
Columbus OH GO	5.000%	7/1/18	4,500	5,276
Columbus OH GO	5.000%	6/1/19	3,000	3,572
Columbus OH GO	5.000%	7/1/19	6,690	7,977
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.040%	2/7/14 LOC	3,990	3,990
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,159
Dayton OH City School District GO	5.000%	11/1/19	3,500	4,138
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,892
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,142
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	2,050	2,124
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	2/7/14	3,200	3,200
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,523
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	2/7/14	7,900	7,900
2 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.050%	2/7/14	4,000	4,000
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,236

Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,680
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,292
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/14 (Prere.)	2,865	2,909
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/14 (Prere.)	3,020	3,066
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	4.000%	5/15/17	785	867
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/18	450	521
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/19	1,000	1,171
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/20	1,000	1,174
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/21	1,000	1,176
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.000%	5/15/22	500	582
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,713
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,684
Jackson OH Local School District Stark &
Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,424
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	13,975	16,269
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,625
Kent State University OH Revenue	5.000%	5/1/17	500	566
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,931
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,536
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,536
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,485
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.060%	2/7/14	10,500	10,500
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.090%	2/7/14 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,198
2 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.260%	2/7/14	3,990	3,990
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	4,000	4,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	5,103
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,532
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,035
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	12,749

Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	2,053
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/14	12,000	12,101
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,294
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	16,683
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	1,165	1,202
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	2,300	2,373
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,321
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,609
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,437
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,841
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,845
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,197
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	3,073
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,504
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/19	1,395	1,636
Ohio GO	5.000%	9/15/14	5,920	6,098
Ohio GO	5.000%	9/15/15	5,000	5,385
Ohio GO	5.000%	9/15/16	10,000	11,193
Ohio GO	5.000%	9/15/17	19,680	22,694
Ohio GO	5.000%	9/15/18	5,000	5,884
Ohio GO	5.000%	9/15/18	10,000	11,768
Ohio GO	5.000%	9/15/19	5,000	5,967
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,404
2 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.050%	2/7/14	2,200	2,200
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.050%	2/7/14	4,995	4,995
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.050%	2/7/14	2,850	2,850
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.050%	2/7/14	6,745	6,745
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,828
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,226
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,247
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,588
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,041
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,733
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	3,102

Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,764
Ohio State University General Receipts
Revenue	5.000%	12/1/14 (ETM)	300	312
Ohio State University General Receipts
Revenue	5.000%	12/1/14	2,700	2,808
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	355	400
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,160	3,564
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	326
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	5,473
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,674
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,672
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,500	5,148
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/14 (Prere.)	6,300	6,402
2 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.250%	2/7/14	17,820	17,820
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.050%	2/7/14 LOC	7,700	7,700
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,306
1 Ohio Water Development Authority Pollution
Control Revenue (Water Quality) PUT	0.440%	7/15/16	53,000	53,022
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,160
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,015
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,367
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,323
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,488
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/14	2,895	2,899
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,576
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,617
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,836
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/14	6,145	6,239
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,520
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,766
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,097
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,239

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	1,942
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,803
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,706
				686,475
Oklahoma (0.2%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,288
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,173
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,026
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,000
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,348
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	8,708
				32,543
Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	5/1/14	3,750	3,796
Oregon Department of Administrative Services
COP	5.000%	5/1/15	4,160	4,409
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,190	3,519
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,404
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,213
2 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.050%	2/7/14	5,000	5,000
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/14	5,880	6,105
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,834
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,461
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,972
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/14	1,000	1,036
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,571
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,080
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,845
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,234

1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.920%	10/1/17	8,750	8,796
1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.040%	9/15/18	10,000	10,056
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.060%	2/7/14	6,520	6,520
Oregon GO	5.000%	8/1/18	3,215	3,778
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,847
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,931
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,491
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,503
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,645
				108,046
Pennsylvania (6.2%)
Allegheny County PA GO	5.000%	11/1/14	2,895	2,994
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	36,120	37,143
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	18,871
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	22,750	25,805
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,146
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,165
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,809
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,462
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,289
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	16,828
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,590
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,177
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	774
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	584
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,899
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,198
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,373

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,202
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,627
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,265
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,779
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	347
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	279
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,065	1,163
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,356
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,928
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	2,440	2,687
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	2/3/14	14,000	14,000
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,874
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,292
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	817
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,379
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,167
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,342
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,451
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,134
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	2,300	2,641
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	3,250	3,723
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/14	1,570	1,617

Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,198
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,495
1 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.440%	8/15/20	8,125	8,042
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	10,980	12,101
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,474
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,136
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,365
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	7,000	7,214
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	4,250	4,290
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	31,667
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	22,414
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	5,000	5,383
Pennsylvania GO	5.000%	2/15/14	6,000	6,011
Pennsylvania GO	5.000%	4/15/14	16,300	16,464
Pennsylvania GO	5.000%	7/1/14	27,300	27,855
Pennsylvania GO	4.000%	7/15/14	15,070	15,336
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	44,734
Pennsylvania GO	5.000%	3/1/15	20,000	21,041
Pennsylvania GO	5.250%	7/1/15	28,630	30,670
Pennsylvania GO	5.000%	2/15/16	12,105	13,251
Pennsylvania GO	5.000%	7/1/16	5,355	5,948
Pennsylvania GO	5.000%	11/1/16	4,700	5,286
Pennsylvania GO	5.000%	6/1/17	3,060	3,498
Pennsylvania GO	5.000%	7/1/17	4,155	4,762
Pennsylvania GO	5.000%	7/15/17	15,005	17,216
Pennsylvania GO	5.000%	4/1/19	30,390	35,958
Pennsylvania GO	5.000%	5/1/19	5,000	5,924
Pennsylvania GO	5.000%	6/1/19	15,000	17,794
Pennsylvania GO	5.000%	7/1/19	10,000	11,877
Pennsylvania GO	5.000%	7/1/19	9,900	11,758
Pennsylvania GO	5.000%	4/1/20	7,450	8,865
Pennsylvania GO	5.000%	10/15/20	22,345	26,713
2 Pennsylvania GO TOB VRDO	0.050%	2/7/14	6,500	6,500
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,527

Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	4,053
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,916
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,172
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,318
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	4,445	5,243
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,114
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,078
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,206
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	804
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.050%	2/7/14	4,740	4,740
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	9,859
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	9,319
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,102
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	11,038
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,317
Pennsylvania State University Revenue	5.000%	3/1/20	1,500	1,749
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,192
2 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.060%	2/7/14	8,500	8,500
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.100%	2/7/14 (4)	16,125	16,125
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.100%	2/7/14 (4)	3,075	3,075
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,119
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,828
1 Pennsylvania Turnpike Commission Revenue	0.440%	12/1/15	22,000	22,037
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,676
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,326
1 Pennsylvania Turnpike Commission Revenue	0.590%	12/1/16	8,000	8,030
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	4,013
1 Pennsylvania Turnpike Commission Revenue	0.720%	12/1/18	10,000	10,030
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,710
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,317
1 Pennsylvania Turnpike Commission Revenue	1.190%	12/1/19	20,000	20,395

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,172
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,071
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/14	2,355	2,416
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	4,871
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,063
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,780	3,181
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	20,847
Philadelphia PA GO	5.000%	7/15/16	1,120	1,241
Philadelphia PA GO	5.000%	7/15/17	1,000	1,140
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,347
Philadelphia PA GO	5.000%	7/15/18	2,000	2,316
Philadelphia PA GO	5.000%	7/15/19	1,410	1,650
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,363
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,180
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/15	1,500	1,516
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/16	1,995	2,023
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,355
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,873
Philadelphia PA School District GO	5.000%	9/1/18	2,780	3,163
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	3,645	3,782
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,606
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,122
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,944
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,181
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,415
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,358
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,175
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.270%	2/7/14 (4)	77,125	77,125
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,904
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,907
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.140%	2/7/14 (4)	33,800	33,800
Reading PA School District GO	5.000%	4/1/19	6,230	6,902
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,560
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,339
West Chester University Pennsylvania Student
Housing Revenue BAN	1.600%	2/1/15	2,250	2,255
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,505
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,181

York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/14 (14)	4,050	4,223
				1,115,417
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/16	3,000	2,641
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/16	3,400	2,993
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (10)	1,290	1,177
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16 (14)	1,220	1,199
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (10)	1,950	1,701
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/18	1,005	784
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/18	4,510	3,512
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/18	7,715	6,074
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/18 (10)	6,545	5,485
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	1,575	1,168
Puerto Rico GO	5.500%	7/1/17	4,790	3,978
Puerto Rico GO	5.500%	7/1/19	2,500	1,908
				32,620
Rhode Island (0.1%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,248
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	789
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,302
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,502
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,438
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19	1,650	1,778
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20	1,455	1,547
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	1,650	1,723
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,433
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,113
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,221
				19,094
South Carolina (1.2%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	686
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,158
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,155
Charleston County SC GO	5.000%	11/1/17	1,045	1,211
Charleston County SC GO	5.000%	11/1/17	6,485	7,514
Charleston County SC GO	5.000%	11/1/18	7,085	8,376

Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,360
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.787%	1/1/18	8,700	8,684
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/14	9,355	9,461
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	7,786
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,321
2 Greenville County SC School District Installment
Revenue TOB VRDO	0.120%	2/7/14	7,440	7,440
2 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.090%	2/7/14 (4)	5,625	5,625
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	3,050
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,567
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	16,297
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	8,770
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,071
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,164
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,583
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	331
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	554
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,115
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,000	2,208
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,103
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,703
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,145
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	1,986
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,738
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	5,000	5,437
South Carolina Public Service Authority
Revenue	5.000%	1/1/17	2,000	2,247
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,970
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (14)	8,255	8,990

2 South Carolina Public Service Authority
Revenue TOB VRDO	0.120%	2/7/14	7,280	7,280
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,430	4,793
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	20,050
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	30,279
				217,208
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	585

Tennessee (2.4%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/14	1,500	1,512
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,463
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,840
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare) VRDO	0.050%	2/7/14 LOC	28,845	28,845
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	49,672
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,473
Memphis TN GO	5.000%	10/1/17	2,500	2,885
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	6,443
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,336
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	11,468
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	29,862
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/14	15,000	15,486
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.640%	10/1/17	9,500	9,550
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,799
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,137
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,176
Murfreesboro TN GO	5.000%	6/1/14	3,900	3,963
Shelby County TN GO	5.000%	4/1/14 (ETM)	200	202
Shelby County TN GO	5.000%	4/1/14	800	806
Shelby County TN GO	5.000%	3/1/19	10,275	12,158
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,676

Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.100%	2/3/14 (4)	56,600	56,600
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.100%	2/3/14 (4)	28,500	28,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/14	4,805	4,902
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	5,749
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,765
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,500	10,354
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	8,590	9,595
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	12,825	14,394
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,735	3,048
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	18,930	21,348
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,260	9,104
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,000	14,669
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	210	232
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,180	1,323
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,780	3,102
Tennessee GO	5.000%	5/1/14	2,825	2,860
Tennessee GO	5.000%	5/1/16	3,200	3,533
Tennessee GO	5.000%	8/1/18	5,185	6,097
Tennessee GO	5.000%	8/1/18	16,000	18,816
Tennessee GO	5.000%	10/1/18	3,730	4,402
				441,145
Texas (7.1%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	586
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	592
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,184
Austin TX GO	4.250%	9/1/16	2,480	2,725
Austin TX GO	5.000%	9/1/17	3,250	3,747
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,191
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,884
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	620
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	270
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,602

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	573
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	658
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,773
Dallas TX GO	5.000%	2/15/16 (ETM)	10	11
Dallas TX GO	5.000%	2/15/16	3,990	4,368
Dallas TX GO	5.000%	2/15/17 (ETM)	25	28
Dallas TX GO	5.000%	2/15/17	8,855	10,035
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,581
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/14	3,000	3,108
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,477
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,377
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	582
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,941
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,176
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,941
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,915
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,166
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,000	4,644
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,171
Denton TX Independent School District GO
VRDO	0.060%	2/7/14	9,350	9,350
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,261
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,184
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,578
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,160
3 El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,186
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,575
Fort Worth TX GO	5.000%	3/1/18	4,375	5,082
Fort Worth TX GO	5.000%	3/1/19	3,500	4,136
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,754
Frisco TX GO	5.000%	2/15/17	3,000	3,399
Frisco TX GO	5.000%	2/15/18	3,325	3,858
Frisco TX GO	5.000%	2/15/20	4,110	4,884
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,707
Grand Parkway Transportation Corp. Texas
System Toll Revenue PUT	2.000%	2/15/14	214,550	214,685
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.080%	2/7/14	8,195	8,195
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.540%	6/1/17	3,865	3,865

1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.640%	6/1/18	1,750	1,752
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.740%	6/1/19	2,250	2,250
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.790%	6/1/20	2,000	2,001
1 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.090%	11/15/15	8,000	8,018
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/14	11,000	11,462
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,530	7,105
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	2/3/14	2,720	2,720
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/16	720	780
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	474
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,577
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,121
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	8,644
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,382
Harris County TX GO	5.000%	10/1/15	2,000	2,158
Harris County TX GO	5.000%	10/1/16	4,500	5,045
Harris County TX GO	5.000%	10/1/17	6,775	7,822
Harris County TX GO	5.000%	10/1/18	4,805	5,660
2 Harris County TX GO TOB VRDO	0.050%	2/7/14	8,155	8,155
2 Harris County TX Health Facilities Development
Corp. Thermal Utility Revenue TOB VRDO	0.070%	2/7/14 (4)	5,060	5,060
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,573
1 Harris County TX Toll Road Revenue	0.820%	8/15/18	4,000	4,028
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,104
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,104
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,704
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,814
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,987
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,400
2 Houston TX Airport System Revenue TOB
VRDO	0.050%	2/7/14	13,360	13,360
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,899
Houston TX Community College System GO	5.000%	2/15/19	870	1,026
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,374
2 Houston TX Community College System GO
TOB VRDO	0.090%	2/7/14 (4)	4,030	4,030

Houston TX GO	5.500%	3/1/16	6,905	7,639
Houston TX GO	5.000%	3/1/19	12,195	14,391
Houston TX GO	5.000%	3/1/19	1,135	1,339
Houston TX GO	5.000%	3/1/19	10,000	11,800
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.570%	11/16/17	10,000	10,039
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,689
Houston TX Independent School District GO	5.000%	2/15/18	1,755	2,040
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,429
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,392
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	5,590
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,421
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	10,148
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,089
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	15,623
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	15,865
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,943
1 Houston TX Utility System Revenue PUT	0.640%	8/1/16	41,000	41,082
1 Houston TX Utility System Revenue PUT	0.790%	6/1/17	18,000	18,069
Klein TX Independent School District GO	5.000%	8/1/15 (Prere.)	2,800	2,998
2 Lone Star College System Texas GO TOB
VRDO	0.050%	2/7/14	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	65	66
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	8,905	9,029
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	25	25
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,426
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,930
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,939
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,191
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,005
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,738
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,026
Lubbock TX Independent School District GO
VRDO	0.070%	2/7/14	14,800	14,800
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.450%	4/1/14	5,500	5,500
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.750%	6/1/15	8,500	8,782
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	869
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,223
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,087
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,913
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,693
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,541

North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,692
North Texas Tollway Authority System Revenue
(Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	10,441
2 North Texas Tollway Authority System Revenue
TOB VRDO	0.050%	2/7/14 (13)	5,800	5,800
Northside TX Independent School District GO
PUT	1.350%	6/1/14	14,300	14,350
Northside TX Independent School District GO
PUT	1.900%	8/1/14	15,500	15,624
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	2,009
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/14	12,360	12,643
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,795	8,523
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,807
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,576
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,156
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/14	10,115	10,115
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,210
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	7,584
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,629
2 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.050%	2/7/14	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,684
San Antonio TX GO	5.000%	2/1/17	1,300	1,473
San Antonio TX GO	5.000%	8/1/17	1,070	1,231
San Antonio TX GO	5.000%	2/1/18	3,500	4,069
San Antonio TX GO	5.000%	8/1/18	1,000	1,176
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,466
1 San Antonio TX Water Revenue PUT	0.720%	11/1/16	15,000	15,002
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/14	1,000	1,032
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,236
Spring Branch TX Independent School District
GO	5.000%	2/1/14	3,635	3,635
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,600
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,149
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,787

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	3,096
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,443
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,263
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,770
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,167
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,870
Texas GO	5.000%	10/1/17	7,500	8,668
Texas GO	5.000%	10/1/18	7,500	8,853
2 Texas GO TOB VRDO	0.040%	2/7/14	15,000	15,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	110	122
1 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.510%	9/15/17	6,025	5,967
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	2,425	2,772
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	54,450	61,029
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	1,110	1,263
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,562
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	6,495	7,443
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,637
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,254
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,000	2,203
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,118
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/19 (15)	2,300	2,581
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/20 (15)	1,500	1,663
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	1,865	1,990
Texas State University System Financing
System Revenue	5.000%	3/15/15	7,005	7,380
Texas Tech University System Financing
System Revenue	3.000%	2/15/14	5,000	5,006
Texas Tech University System Financing
System Revenue	5.000%	2/15/15	4,000	4,199
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,431
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,590

Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,599
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,936
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.040%	2/7/14	1,000	1,000
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.050%	2/7/14	20,410	20,410
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	27,633
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,099
Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	10,000	10,054
2 Texas University System Revenue Financing
System Revenue TOB VRDO	0.050%	2/7/14	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,043
University of North Texas Revenue	5.000%	4/15/18	1,000	1,163
University of North Texas Revenue	5.000%	4/15/20	2,505	2,961
University of Texas Permanent University Fund
Revenue	5.250%	8/15/16	10,090	11,339
University of Texas Permanent University Fund
Revenue VRDO	0.030%	2/7/14	10,085	10,085
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,325	1,360
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,775	1,822
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	28,947
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	7,644
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	5,317
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	11,037
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,963
University of Texas System Revenue Financing
System Revenue CP	5.250%	8/15/14	2,855	2,934
				1,277,054
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,910
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/14	5,000	5,101
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,420	18,587
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	5,625	6,426
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,485
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	9,311
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	3,965
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,924
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	10,940
Utah GO	5.000%	7/1/17	6,125	7,030
Utah GO	5.000%	7/1/17	10,000	11,478

Utah GO	5.000%	7/1/18	19,000	22,311
Utah GO	5.000%	7/1/18	3,000	3,523
				108,991
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,288
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,703
				13,991
Virginia (2.1%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	4,126
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,812
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,929
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	12,706
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	12,954
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	21,710
1 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.940%	2/1/17	6,500	6,514
Loudoun County VA GO	5.000%	12/1/18	3,435	4,064
Norfolk VA GO	5.000%	3/1/15	5,910	6,217
Norfolk VA GO	5.000%	3/1/16	4,000	4,385
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,817
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,689
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,355
University of Virginia Revenue	5.000%	9/1/17	1,275	1,469
University of Virginia Revenue	5.000%	6/1/20	500	600
University of Virginia Revenue	5.000%	6/1/21	2,660	3,200
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,791
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,516
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,022
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	7,681
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/14	1,350	1,350
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,377
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	11,112
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14 (ETM)	10	10

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	1,990	2,046
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	20	21
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	3,380	3,635
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	7,883
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (ETM)	5	6
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	495	553
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,720
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	5,070	5,747
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,418
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,416
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,803
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,473
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	2,063
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	10,111
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,905
Virginia GO	5.000%	6/1/14	8,750	8,893
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,409
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	14,417
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	10,148
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,194
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	3,908
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,077
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	16,070
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,607
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,472
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,749
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	35,648
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	19,535
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	19,297
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	6,320
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	4,193

Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,342
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	6,803
				376,288
Washington (2.7%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	8,420
Central Washington University System Revenue	5.000%	5/1/17	1,860	2,101
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,258
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,388
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,505
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,564
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	16,049
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,406
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	9,022
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	26,658
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	22,928
2 Grant County WA Public Utility District No. 2
Electric System Revenue (Wanapum
Hydroelectric Development Revenue) TOB
VRDO	0.040%	2/3/14 LOC	8,000	8,000
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,933
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,927
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,150
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,641
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,188
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,186
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,563
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,825
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	4,952
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/25	16,485	17,170
University of Washington Revenue	5.000%	4/1/17	6,880	7,828
University of Washington Revenue	5.000%	4/1/18	7,225	8,418
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,900
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,556
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	16,615
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,796
Washington GO	5.000%	2/1/14	11,105	11,105
Washington GO	5.000%	7/1/15 (2)	2,400	2,563
Washington GO	5.700%	10/1/15	2,730	2,865

Washington GO	5.000%	1/1/16	20,000	21,791
Washington GO	5.000%	1/1/16	5,285	5,758
Washington GO	5.000%	2/1/16	3,995	4,367
Washington GO	5.000%	2/1/16	13,040	14,255
Washington GO	5.000%	7/1/17	5,000	5,734
Washington GO	5.000%	8/1/17	6,605	7,593
Washington GO	5.000%	8/1/17	11,175	12,846
Washington GO	5.000%	7/1/18	21,220	24,858
Washington GO	5.000%	7/1/18	24,315	28,484
Washington GO	5.000%	7/1/18	15,000	17,572
Washington GO	5.000%	7/1/19	19,770	23,527
Washington GO	5.000%	7/1/19	14,580	17,351
Washington GO	5.000%	7/1/20	9,070	10,819
Washington GO	5.000%	8/1/20	10,000	11,936
Washington GO	5.000%	7/1/21	11,000	12,924
2 Washington GO TOB VRDO	0.050%	2/7/14	4,000	4,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,664
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,758
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,384
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,447
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,557
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	815
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,176
				479,096
West Virginia (0.4%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,071
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/14	9,265	9,523
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	7,675
West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co.Inc.)	3.250%	5/1/19	10,000	10,287
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,336
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,254
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,877
West Virginia University Revenue	5.000%	10/1/18	1,300	1,514
1 West Virginia University Revenue PUT	0.690%	10/1/14	10,000	10,004
				69,541

Wisconsin (1.5%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,491
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,872
Milwaukee WI GO	5.000%	5/1/16	6,000	6,618
Milwaukee WI GO	5.000%	5/1/18	11,655	13,578
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	862
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	760
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,243
Wisconsin GO	5.000%	5/1/14	5,000	5,061
Wisconsin GO	5.000%	5/1/16	13,870	15,309
Wisconsin GO	5.000%	5/1/16	10,530	11,622
Wisconsin GO	5.000%	5/1/16 (14)	11,240	11,376
Wisconsin GO	5.000%	5/1/17	8,100	9,240
Wisconsin GO	5.000%	5/1/17	7,000	7,985
Wisconsin GO	5.000%	11/1/17	4,500	5,208
Wisconsin GO	5.000%	11/1/18	11,000	12,980
Wisconsin GO	5.000%	5/1/19	12,955	15,349
Wisconsin GO	5.000%	5/1/19	5,000	5,924
Wisconsin GO	5.000%	11/1/19	3,100	3,698
Wisconsin GO	5.000%	11/1/20	7,400	8,849
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,054
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	33,465	38,702
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,571
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,195
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,217
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,616
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,118
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,317
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	2,000	2,045
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,463
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,108
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,164

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,665
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	6,184
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,110
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,121
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	832
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,203
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,082
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/14 (4)	4,145	4,227
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	12,136
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,242
				273,397
Total Tax-Exempt Municipal Bonds (Cost $17,541,826)				17,886,645
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $208,297)	0.051%		208,296,910	208,297

Total Investments (100.1%) (Cost $17,750,123)				18,094,942
Other Assets and Liabilities-Net (-0.1%)				(25,547)
Net Assets (100%)				18,069,395

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $1,066,059,000, representing 5.9% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2014.
4 Securities with a value of $2,502,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.

Limited-Term Tax-Exempt Fund

PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Limited-Term Tax-Exempt Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them: The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2014. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	17,886,645	—
Temporary Cash Investments	208,297	—	—
Futures Contracts—Assets[1]	—	—	—
Futures Contracts—Liabilities[1]	(337)	—	—
Total	207,960	17,886,645	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)

Limited-Term Tax-Exempt Fund

10-Year U.S. Treasury Note	March 2014	(1,136)	(142,852)	(1,320)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2014, the cost of investment securities for tax purposes was $17,759,676,000. Net unrealized appreciation of investment securities for tax purposes was $335,266,000, consisting of unrealized gains of $360,580,000 on securities that had risen in value since their purchase and $25,314,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.9%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/14	9,225	9,337
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.080%	2/7/14	12,360	12,360
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.500%	6/1/16	4,840	4,923
1
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension

Health Credit Group) TOB VRDO	0.050%	2/7/14	12,750	12,750
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.600%	5/15/14	27,940	27,940
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.600%	6/1/14	9,200	9,200
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.600%	8/1/14	22,250	22,248
Jefferson County AL Sewer Revenue	5.000%	10/1/15	600	627
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,064
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,751
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,629
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,155
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,715	1,777
				109,761
Alaska (0.4%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.040%	2/7/14	20,355	20,355
Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/15	3,000	3,165
Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,040
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,370
North Slope Borough AK GO	2.500%	6/30/14	3,400	3,434
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,855
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,171
				45,390
Arizona (1.2%)
Arizona COP	2.000%	10/1/14	430	434
Arizona COP	2.000%	10/1/15	400	409

Arizona COP	4.000%	10/1/15	1,700	1,792
Arizona COP	3.000%	10/1/16	315	331
Arizona COP	5.000%	10/1/16	750	828
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	4.000%	2/1/17	2,000	2,141
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,116
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,430
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.050%	2/7/14 LOC	3,885	3,885
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.890%	2/5/20	12,500	12,283
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,141
Arizona School Facilities Board COP	4.000%	9/1/15	3,750	3,963
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,393
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	2,054
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,736
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.070%	2/7/14	5,485	5,485
Maricopa County AZ Unified School District GO	2.000%	7/1/15	6,250	6,404
1 Mesa AZ Utility System Revenue TOB VRDO	0.050%	2/7/14 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.050%	2/7/14 (4)	7,500	7,500
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	7,500	7,650
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.090%	2/7/14	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.140%	2/7/14	4,000	4,000
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/15	4,250	4,536
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16	2,325	2,581
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	4,250	4,857
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.040%	2/7/14	4,500	4,500
Phoenix AZ GO	4.000%	7/1/16	5,360	5,825
Pima County AZ Sewer Revenue	3.000%	7/1/14	1,000	1,012
Pima County AZ Sewer Revenue	4.000%	7/1/14	1,500	1,524
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,334
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,221
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,225
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.050%	2/7/14	13,940	13,940
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	4.000%	10/1/14	1,175	1,205
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/15	1,750	1,884
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	2,120	2,360

3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,136
				145,355
California (9.5%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.965%	8/1/17	16,000	15,982
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,107
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,194
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/14	4,085	4,163
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/15	2,825	2,980
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,303
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,313
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	15,000	15,183
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	14,578
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,500	16,026
California Economic Recovery GO	5.250%	7/1/14 (14)	10,700	10,929
California Economic Recovery GO PUT	5.000%	7/1/14	17,670	18,021
California GO	4.000%	11/1/14	2,650	2,726
California GO	5.000%	11/1/15	1,600	1,733
California GO	5.000%	9/1/16	8,000	8,949
California GO	5.000%	9/1/16	1,465	1,639
California GO	5.000%	10/1/16	12,070	13,545
California GO	5.000%	9/1/17	4,250	4,885
California GO	5.000%	10/1/17	35,000	40,321
California GO	5.000%	4/1/18	20,385	23,741
2 California GO PUT	0.590%	12/1/16	39,650	39,672
California GO PUT	4.000%	12/1/16	20,000	21,543
2 California GO PUT	0.817%	12/1/17	14,250	14,277
2 California GO PUT	0.947%	12/3/18	6,500	6,505
1 California GO TOB VRDO	0.210%	2/7/14 (4)	10,000	10,000
1 California GO TOB VRDO	0.240%	2/7/14 (4)	15,925	15,925
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,530
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,143
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,337
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.840%	7/1/17	8,825	8,890
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,128

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/14	900	924
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/15	940	1,014
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,677
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,151
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	15,818
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,000	10,359
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,075
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.050%	2/7/14	15,495	15,495
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.050%	2/7/14	20,885	20,885
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	2/3/14 (ETM)	18,070	18,070
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	2,500	2,500
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.862%	8/1/18	20,000	19,953
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.540%	4/1/14	34,200	34,220
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/14	895	920
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/15	1,450	1,533
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,740
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.140%	11/1/16	5,000	5,017
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/14	1,845	1,869
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,223
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.450%	4/1/14	17,000	17,000
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,049
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.400%	5/1/14	3,000	3,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	0.700%	2/3/14	4,000	4,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,070
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,329

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,912
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	9,346
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,695
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,905
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,373
California Public Works Board Lease Revenue
(Department of Public Health)	3.000%	11/1/14	2,000	2,042
California Public Works Board Lease Revenue
(Department of Public Health)	4.000%	11/1/15	2,500	2,663
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/17	5,000	5,534
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,603
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,688
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/14	8,375	8,587
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,000	4,143
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/15	3,000	3,186
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/16	3,415	3,750
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,355
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	3,073
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,158
California RAN	2.000%	5/28/14	145,000	145,870
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.300%	2/7/14 (4)	10,725	10,725
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.490%	2/7/14 (4)	23,575	23,575
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,250	10,333
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,684
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	6,014
1 California Statewide Communities Development
Authority Revenue (St. Joseph's Health
System) TOB VRDO	0.210%	2/7/14 (4)	17,832	17,832
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,731
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/14	1,000	1,026
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/16	1,220	1,338
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	654

2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.484%	12/15/15	23,750	23,763
1 Desert CA Community College District GO TOB
VRDO	0.060%	2/7/14	14,340	14,340
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.360%	7/8/15	5,345	5,341
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,639
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	17,500	19,068
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	3.000%	12/1/15 (4)	2,350	2,449
Irvine CA Reassessment District No. 13-1
Improvement Revenue	2.000%	9/2/15	1,560	1,588
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/16	1,065	1,143
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	3.000%	9/1/14	1,565	1,590
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	3.000%	9/1/15	1,705	1,771
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/16	1,600	1,733
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/18	1,185	1,346
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,000	9,566
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	8,960
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.040%	2/7/14 LOC	16,465	16,465
Los Angeles CA GO	5.000%	9/1/18	12,900	15,250
Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	13,208
1 Los Angeles CA Unified School District GO TOB
VRDO	0.050%	2/7/14	6,700	6,700
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,122
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	15,033
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	11,614
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,837
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	3.000%	9/1/14	3,110	3,154
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	4.000%	9/1/15	1,000	1,050
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/17	3,815	4,266
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,136
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.050%	2/7/14	29,800	29,800
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,020
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,066

Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,435
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,204
Monterey Peninsula CA Unified School District
BAN	2.500%	11/1/15	4,250	4,406
Northern California Gas Authority No. 1
Revenue	0.795%	7/1/19	12,800	12,064
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/14	1,000	1,016
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,321
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,961
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,773
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,732
1 Peralta CA Community College District Revenue
TOB VRDO	0.100%	2/7/14 (4)	7,715	7,715
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/16	2,500	2,690
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/16	3,400	3,737
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,197
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	4,192
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	586
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/15	1,000	1,044
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/14	600	612
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/14	2,815	2,889
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/15	2,635	2,831
San Bernardino CA City Unified School District
GO	4.000%	8/1/16	1,250	1,350
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/14	3,205	3,275
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,147
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/14	6,000	6,084
San Diego CA Unified School District GO	0.500%	7/1/15	13,100	13,147
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,511
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.040%	2/7/14	4,000	4,000
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,302
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,535	4,809
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	23,314

1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.090%	2/7/14	1,400	1,400
				1,194,716
Colorado (2.3%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,263
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	3.000%	4/1/14	2,500	2,511
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	4.000%	4/1/15	1,100	1,143
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/16	1,000	1,088
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	4.000%	11/12/15	3,100	3,292
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.260%	2/7/14	10,000	10,000
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/14	1,320	1,360
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/15	1,050	1,110
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,055
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,741
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,460	8,499
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	3,500	3,652
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	1,945	2,030
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.050%	2/7/14	7,595	7,595
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.040%	2/7/14	13,235	13,235
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.040%	2/7/14	30,900	30,900
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	5.000%	5/15/14	22,060	22,365
Denver CO City & County Airport Revenue	0.490%	2/4/14 (12)	23,825	23,825
Denver CO City & County Airport Revenue	0.490%	2/5/14 (12)	29,950	29,950
Denver CO City & County Airport Revenue	0.490%	2/6/14 (12)	27,600	27,600
Denver CO City & County Airport Revenue	0.490%	2/7/14 (12)	24,525	24,525
2 E-470 Public Highway Authority Colorado
Revenue PUT	2.760%	9/1/14	17,065	17,096
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.790%	9/1/17 (14)	7,000	7,035
Regional Transportation District of Colorado
COP	5.000%	6/1/14	1,500	1,524

Regional Transportation District of Colorado
COP	5.000%	6/1/15	2,330	2,471
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/14	5,250	5,441
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	7,095	7,977
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	11,280	12,682
1 University of Colorado Enterprise System
Revenue TOB VRDO	0.290%	2/7/14 LOC	7,840	7,840
				285,805
Connecticut (2.4%)
Connecticut GO	5.000%	3/1/14 (Prere.)	3,000	3,012
2 Connecticut GO	0.340%	5/15/14	2,000	2,001
2 Connecticut GO	0.270%	9/15/14	4,375	4,375
Connecticut GO	5.000%	12/1/14 (14)	24,610	25,016
Connecticut GO	5.000%	1/1/15	3,400	3,551
2 Connecticut GO	0.440%	4/15/15	6,250	6,253
2 Connecticut GO	0.540%	5/15/15	36,400	36,488
Connecticut GO	4.000%	8/15/15	2,000	2,117
Connecticut GO	5.000%	12/1/15 (14)	41,975	42,657
2 Connecticut GO	0.570%	4/15/16	5,000	5,004
2 Connecticut GO	0.690%	5/15/16	22,350	22,437
2 Connecticut GO	0.690%	5/15/16	8,300	8,307
2 Connecticut GO	0.470%	9/15/16	3,000	3,001
Connecticut GO	5.000%	12/1/16	5,000	5,635
Connecticut GO	0.390%	1/1/17	12,740	12,740
Connecticut GO	0.390%	1/31/17	7,000	7,000
Connecticut GO	0.390%	1/31/17	15,825	15,825
Connecticut GO	0.390%	1/31/17	13,310	13,310
2 Connecticut GO	0.380%	3/1/17	5,675	5,642
2 Connecticut GO	0.720%	4/15/17	4,000	4,016
Connecticut GO	5.000%	7/15/17	5,000	5,722
2 Connecticut GO	0.560%	9/15/17	1,750	1,748
2 Connecticut GO	0.920%	4/15/18	2,250	2,268
2 Connecticut GO	0.810%	9/15/18	3,000	3,007
2 Connecticut GO PUT	0.690%	9/15/17	5,465	5,484
2 Connecticut GO PUT	1.390%	3/1/18	17,500	17,811
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,090
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	21,835
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/15	1,000	1,083
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	2,000	2,185
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/16	4,150	4,649
				296,269
Delaware (0.1%)
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	2,300	2,556
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,756
				11,312
District of Columbia (0.1%)
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/14	2,000	2,016

2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.520%	6/1/15	7,390	7,400
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.620%	6/1/16	6,000	6,020
				15,436
Florida (5.6%)
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,203
Broward County FL Airport System Revenue	5.000%	10/1/18	700	814
Broward County FL School Board COP	4.000%	7/1/14	1,300	1,320
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,048
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,200
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,656
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,067
2 Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	1.690%	6/1/14 (4)	5,000	5,020
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	20,357
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	15,000	15,933
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	30,000	31,866
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	18,203
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	41,881
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,693
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,026
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	4,250	4,282
Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,081
Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	12,854
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	12,931
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	18,540
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,410	9,563
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,065	5,147
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,235	9,385
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	5,893
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	14,605	14,897
Florida Department of Transportation GO	5.000%	7/1/16	9,405	10,447
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.060%	2/7/14	9,980	9,980
Florida GO	4.000%	7/1/15	1,000	1,054
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	21,495	22,913
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/16	1,350	1,501

Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,826
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.050%	2/7/14	5,000	5,000
Halifax Hospital Medical Center Florida Hospital
Revenue	5.250%	6/1/19	2,375	2,529
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,076
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.125%	11/15/17	1,975	2,206
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.050%	2/7/14	15,730	15,730
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,169
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	3.000%	10/1/14	700	712
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	4.000%	10/1/15	375	397
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,152
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,246
Jacksonville FL Capital Project Revenue VRDO	0.050%	2/7/14 LOC	29,700	29,700
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/14	4,000	4,129
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.040%	2/7/14	7,115	7,115
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,668
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.040%	2/7/14	2,600	2,600
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.050%	2/7/14	12,300	12,300
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,032
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/14	1,250	1,280
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/14 (4)	1,750	1,806
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,113
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	2,994
2 Lakeland FL Energy System Revenue	0.790%	10/1/17	10,000	10,024
Lee County FL Non-Ad Valorem Revenue	3.000%	10/1/14	700	712
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	899
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,083
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,388
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,538
Lee County FL School Board COP	5.000%	8/1/18	3,530	4,058
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	3.000%	11/15/14	600	609
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,124
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,209

1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	0.050%	2/7/14	9,995	9,995
1	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami) TOB
	VRDO	0.140%	2/7/14	10,140	10,140
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	5.000%	8/1/17	400	446
	Miami-Dade County FL Health Facilities
	Authority Hospital Revenue (Miami Children's
	Hospital)	4.000%	8/1/18	505	546
	Miami-Dade County FL Industrial Development
	Authority Solid Waste Disposal Revenue
	(Waste Management Inc. of Florida Project)
	PUT	2.250%	11/3/14	6,250	6,321
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,597
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.590%	2/6/14 LOC	16,625	16,625
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.590%	2/6/14 LOC	16,540	16,540
1	Miami-Dade County FL School Board COP TOB
	PUT	0.670%	2/6/14 LOC	13,120	13,120
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.720%	3/19/14 LOC	27,245	27,245
1	Miami-Dade County FL School Board COP TOB
	VRDO	0.140%	2/7/14 (12)	26,000	26,000
1	Miami-Dade County FL Transit Sales Surtax
	Revenue TOB VRDO	0.060%	2/7/14 (12)	7,450	7,450
1	Miami-Dade County FL Transit Sales Surtax
	Revenue TOB VRDO	0.060%	2/7/14 (4)	32,570	32,570
1	Miami-Dade County FL Water & Sewer Revenue
	TOB VRDO	0.080%	2/7/14 (4)	7,935	7,935
	Okeechobee County FL Solid Waste Disposal
	Revenue(Waste Management
	Inc./Okeechobee Landfill Project) PUT	2.250%	7/1/16	2,470	2,512
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,058
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	515
	Orange County FL School Board COP	5.000%	8/1/14	4,000	4,096
	Orange County FL School Board COP	5.000%	8/1/15	2,700	2,882
	Orange County FL Tourist Development
	Revenue	5.000%	10/1/14	8,710	8,973
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/14	4,000	4,129
	Orlando FL Utility Commission Utility System
	Revenue	5.000%	10/1/14	3,075	3,174
	Palm Beach County FL Health Facilities
	Authority Revenue (Jupiter Medical Center
	Inc. Project)	4.000%	11/1/17	2,095	2,256
	Palm Beach County FL School Board COP PUT	5.000%	8/1/16	8,000	8,823
1	Palm Beach County FL School Board COP TOB
	VRDO	0.080%	2/7/14	2,200	2,200
	Reedy Creek FL Improvement District Utilities
	Revenue	5.000%	10/1/17	785	894
1	South Miami FL Health Facilities Authority
	Hospital Revenue (Baptist Health South
	Florida Obligated Group) TOB VRDO	0.050%	2/7/14	7,500	7,500

1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.090%	2/7/14	6,350	6,350
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,650
1 Tallahassee FL Energy System Revenue TOB
VRDO	0.080%	2/7/14	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,162
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	882
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,056
Tampa FL Hospital Revenue	3.000%	7/1/14	600	607
Tampa FL Hospital Revenue	4.000%	7/1/15	400	417
Tampa FL Hospital Revenue	5.000%	7/1/16	700	765
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,652
				703,512
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/15	2,440	2,547
Atlanta GA Airport Revenue	4.000%	1/1/15	500	517
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,061
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,086
Atlanta GA Airport Revenue	5.000%	1/1/18	500	575
1 Atlanta GA Airport Revenue TOB VRDO	0.240%	2/7/14 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.607%	11/1/18	56,750	57,182
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.140%	2/7/14	10,000	10,000
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,230
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,504
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	6,500	6,506
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,546
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,554
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,086
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,116
Carroll County GA School District GO	4.000%	4/1/15	3,000	3,130
Cobb County GA Kennestone Hospital Authority
Revenue	3.000%	4/1/14	800	804
Cobb County GA Kennestone Hospital Authority
Revenue	3.000%	4/1/15	350	361
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/16	1,050	1,128
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/15	750	791

Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/16	1,370	1,484
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,712
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,061
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,147
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	574
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	933
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/19/15	5,000	5,007
Georgia GO	5.000%	9/1/14	4,000	4,114
Georgia GO	4.750%	11/1/15	8,035	8,667
Georgia GO	5.000%	7/1/16	1,195	1,276
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/15	1,500	1,565
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/16	1,250	1,356
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,825	2,046
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	2,093
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,605
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	5,000	5,485
Henry County GA School District GO	4.000%	12/1/14	2,500	2,580
Henry County GA School District GO	4.000%	12/1/15	4,000	4,271
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	2,860	2,875
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	14,550	15,198
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,715	7,035
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	5,120	5,554
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	250	275
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.030%	2/7/14 LOC	15,830	15,830
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,114
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,485
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,954
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	2,000	2,087
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/16	3,000	3,260
				255,367
Hawaii (0.6%)
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,062
Hawaii GO	5.000%	6/1/14	1,730	1,758
Hawaii GO	5.000%	2/1/15	3,600	3,773
Hawaii GO	5.000%	8/1/15	10,000	10,713
Hawaii GO	5.000%	2/1/16	4,000	4,372
Hawaii GO	5.000%	7/1/16 (2)	23,095	24,655

Hawaii Housing Finance & Development Corp.
Multifamily Housing Revenue (Halekauwila
Place)	0.700%	12/1/15	6,000	6,006
Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,272
Honolulu HI City & County GO	5.000%	11/1/16	7,165	8,058
1 Honolulu HI City & County GO TOB VRDO	0.060%	2/7/14	15,415	15,415
				80,084
Idaho (0.3%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.040%	2/7/14	1,900	1,900
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/14	5,000	5,129
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/15	31,375	33,616
				40,645
Illinois (5.0%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,133
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,130
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,368
2 Chicago IL Board of Education GO PUT	0.698%	6/2/16	25,750	25,042
1 Chicago IL Board of Education GO TOB PUT	0.750%	2/21/14 LOC	76,500	76,500
1 Chicago IL Board of Education GO TOB VRDO	0.490%	2/7/14 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	2,715	2,816
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,617
1 Chicago IL GO TOB VRDO	0.490%	2/7/14	15,180	15,180
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15 (Prere.)	10,925	11,400
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/15	1,000	1,034
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,255
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	5,099
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.160%	2/7/14 (4)	4,995	4,995
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.190%	2/7/14 (4)	21,645	21,645
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.190%	2/7/14 (12)	27,185	27,185
Chicago IL Water Revenue	5.000%	11/1/18	675	773
1 Chicago IL Water Revenue TOB VRDO	0.240%	2/7/14	7,745	7,745
1 Chicago IL Water Revenue TOB VRDO	0.240%	2/7/14	7,495	7,495
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.030%	2/7/14 LOC	5,050	5,050
Illinois Educational Facilities Authority Revenue
(Field Museum of Natural History) VRDO	0.040%	2/7/14 LOC	8,100	8,100
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	6,080	6,080
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	3,925	3,988
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,675	2,749
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,000	5,775
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.050%	2/7/14	9,000	9,000
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/14	1,000	1,003
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	900	945

Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/15	7,050	7,449
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	4,500	5,084
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,426
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.160%	2/7/14 (12)	12,680	12,680
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.040%	2/7/14 LOC	19,025	19,025
Illinois Finance Authority Revenue (DePaul
University)	5.250%	10/1/14 (Prere.)	2,000	2,068
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/15	1,000	1,070
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/16	1,150	1,272
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,276
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.040%	2/7/14 LOC	3,830	3,830
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.030%	2/7/14	25,520	25,520
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/14	1,305	1,317
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,669
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,979
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,607
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/15	500	539
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	772
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.050%	2/7/14	2,960	2,960
Illinois GO	5.000%	1/1/16	25,945	27,946
Illinois GO	5.000%	8/1/18	22,160	25,248
Illinois GO	5.000%	7/1/19	4,725	5,345
Illinois GO	5.000%	8/1/19	15,000	16,970
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	3,710	3,772
Illinois Regional Transportation Authority
Revenue PUT	0.530%	12/1/14	27,200	27,200
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,607
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,066
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,492
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.050%	2/7/14	14,305	14,305
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.050%	2/7/14	15,995	15,995
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/14	12,000	12,216
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/14	1,500	1,550
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/14	7,250	7,553

Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	7,265	7,736
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/15	2,750	2,937
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,260
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	10,000	11,184
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	8,369
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.050%	2/7/14	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.140%	2/7/14 LOC	5,515	5,515
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.140%	2/7/14 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	3.125%	6/1/14	1,300	1,310
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	19,380	19,656
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	7,000	7,385
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	2,500	2,789
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,128
				635,769
Indiana (1.6%)
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,466
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	584
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	3/1/14	2,250	2,255
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,559
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	4,977
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,895
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.040%	2/7/14 LOC	12,230	12,230
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	545
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	3/1/15	250	257
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/16	500	538
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,104
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/16	7,630	8,341

1 Indiana Finance Authority Revenue (State
Revolving Fund) TOB VRDO	0.040%	2/7/14	13,075	13,075
Indiana Finance Authority Water Utility Revenue
(Citizens Energy Project)	3.000%	10/1/14	5,000	5,088
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	2,080	2,272
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	8/1/14	18,995	19,104
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.700%	9/1/14	10,000	10,078
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	15,305	16,242
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16	4,840	4,928
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	2,989
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	10,000	10,209
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	869
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,405
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project) TOB
VRDO	0.240%	2/7/14	17,060	17,060
Purdue University Indiana University Student
Fee Revenue	4.000%	7/1/14	2,085	2,119
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/14	3,130	3,171
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/15	3,190	3,275
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/15	3,255	3,385
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/16	3,320	3,491
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/16	3,385	3,598
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	39,365	39,659
				200,768
Iowa (0.0%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,975
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,520
				5,495
Kansas (0.2%)
2 Kansas Department of Transportation Highway
Revenue	0.270%	9/1/14	10,590	10,600
Kansas Department of Transportation Highway
Revenue VRDO	0.030%	2/7/14	7,500	7,500

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.500%	11/15/14	2,500	2,584
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/14 (ETM)	200	206
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14 (ETM)	2,000	2,076
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14 (ETM)	2,060	2,138
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/15 (ETM)	355	382
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	844
				26,330
Kentucky (0.5%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,719
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	1,000	1,036
Kentucky Property & Building Commission
Revenue	5.000%	10/1/14	1,000	1,032
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	3,933
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,324
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16 (4)	5,000	5,331
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	3,950	4,411
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,795	31,033
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,879
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	2,040
Russell KY Revenue (Bon Secours Health
System)	4.000%	11/1/15	300	315
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/15	1,000	1,038
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/16	1,000	1,067
				60,158
Louisiana (0.9%)
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.589%	5/1/17	44,500	44,426
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.669%	5/1/18	5,000	4,997
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.040%	2/7/14	10,490	10,490
Louisiana GO	5.000%	8/1/16	5,000	5,574
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	3/1/14	2,900	2,911

Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/14	1,350	1,366
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/15	1,500	1,584
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,531
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,089
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,149
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.160%	2/7/14 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	9,958
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,310
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/17	1,730	1,919
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/18	9,000	10,209
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,843
				114,686
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.050%	2/7/14 LOC	5,175	5,175

Maryland (1.1%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,923
Anne Arundel County MD GO	5.000%	4/1/18	6,960	8,118
Baltimore County MD GO	4.000%	2/1/15	2,900	3,011
Maryland Department of Transportation
Revenue	5.000%	6/1/16	2,010	2,227
Maryland GO	5.000%	7/15/14	1,000	1,022
Maryland GO	5.000%	3/15/15	1,430	1,507
Maryland GO	5.000%	8/1/15	1,455	1,560
Maryland GO	5.250%	8/15/15	4,250	4,579
Maryland GO	5.000%	8/1/16	27,680	30,858
Maryland GO	5.000%	8/1/16	5,000	5,574
Maryland GO	5.000%	8/1/16	4,500	5,017
Maryland GO	5.000%	11/1/18	10,400	12,294
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/14	400	405
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/15	1,045	1,084
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/16	425	450
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	553
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,174

Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	2,000	2,123
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.264%	11/15/16	2,000	2,032
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.944%	11/15/17	12,070	12,159
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.694%	5/15/18	5,500	5,482
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.714%	5/15/18	9,625	9,602
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/14	2,000	2,051
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	7,510
Montgomery County MD GO	5.000%	11/1/15	2,725	2,951
Prince Georges County MD GO	5.000%	9/15/15	1,100	1,185
Prince Georges County MD GO	5.000%	3/1/18	5,280	6,151
University System of Maryland Auxiliary Facility
& Tuition Revenue	5.000%	4/1/16	4,405	4,847
				143,449
Massachusetts (4.2%)
Boston MA GO	5.000%	2/1/18	7,965	9,261
Boston MA GO	5.000%	8/1/18	4,045	4,757
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.160%	2/3/14	25,510	25,510
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.250%	2/7/14	30,063	30,063
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.040%	2/7/14	6,900	6,900
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/15	7,500	7,826
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/15	500	526
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,326
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	7,000	7,128
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,546
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.590%	9/30/16	11,000	10,972
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	23,980	25,067
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	9,925	10,780
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.590%	1/30/18	9,000	9,001
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,288
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/15	300	316

Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,491
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.540%	7/1/14	14,350	14,359
2 Massachusetts GO	0.520%	2/1/14	15,000	15,000
2 Massachusetts GO	0.570%	2/1/14	15,250	15,250
2 Massachusetts GO	0.420%	9/1/14	19,550	19,557
Massachusetts GO	5.000%	1/1/15	4,000	4,177
2 Massachusetts GO	0.440%	2/1/15	7,500	7,502
2 Massachusetts GO	0.700%	2/1/15	8,300	8,300
2 Massachusetts GO	0.490%	9/1/15	31,500	31,566
Massachusetts GO	5.000%	10/1/15	2,980	3,218
2 Massachusetts GO	0.160%	2/1/16	42,150	42,083
Massachusetts GO	5.000%	8/1/16	3,375	3,761
2 Massachusetts GO	0.380%	1/1/17	10,350	10,378
2 Massachusetts GO	0.400%	2/1/17	10,285	10,324
2 Massachusetts GO	0.470%	1/1/18	5,000	5,039
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.000%	11/1/14	9,858	9,919
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,370	9,589
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.050%	2/3/14	2,400	2,400
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	4,975	4,980
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.370%	2/5/14 (4)	17,300	17,300
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.490%	2/7/14 (4)	14,395	14,395
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.050%	2/7/14	13,100	13,100
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.030%	2/7/14	30,600	30,600
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/15	1,425	1,499
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	1,000	1,073
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,665	3,933
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,000	2,146
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,370	7,908
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	6,000	6,451
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.050%	2/7/14	3,920	3,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.300%	2/7/14 (4)LOC	19,630	19,630

Massachusetts Water Resources Authority
Revenue VRDO	0.040%	2/7/14	39,200	39,200
				534,315
Michigan (3.4%)
1 Detroit City School District GO TOB VRDO	0.880%	2/7/14	14,115	14,115
1 Detroit City School District GO TOB VRDO	0.880%	2/7/14	17,845	17,845
1 Detroit City School District GO TOB VRDO	0.890%	2/7/14	10,240	10,240
1 Detroit City School District GO TOB VRDO	0.890%	2/7/14	8,000	8,000
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/14	500	512
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/15	1,255	1,321
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/16	1,285	1,382
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	620	671
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/14	1,000	1,036
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	5,325	5,581
3 Livonia MI Public Schools School District GO	2.000%	5/1/15 (15)	285	290
3 Livonia MI Public Schools School District GO	4.000%	5/1/16 (15)	500	535
3 Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,089
3 Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	967
Michigan Building Authority Revenue	3.000%	10/15/14	12,405	12,645
Michigan Building Authority Revenue	5.000%	10/15/15	10,000	10,767
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	13,659
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	590
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	17,015	20,068
Michigan Finance Authority Revenue (State
Drinking Water Revolving Fund)	5.000%	10/1/18	3,640	4,293
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/14	34,710	35,415
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/15	13,050	13,939
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,450
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	12,051
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	25,991
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.030%	2/7/14 LOC	11,800	11,800
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,240
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	8/1/14	2,980	3,003
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	16,049
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	8,002
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,326
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/14	1,500	1,532

Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	4.000%	6/1/14	1,100	1,114
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/15	1,395	1,481
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/16	1,500	1,648
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,379
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.050%	2/7/14 LOC	6,930	6,930
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	1,980
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,436
Michigan State University Board of Trustees
General Revenue VRDO	0.030%	2/7/14	43,725	43,725
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,223
Michigan Trunk Line Revenue	5.250%	11/1/15 (14)	5,000	5,422
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.050%	2/7/14 LOC	17,190	17,190
Oakland University of Michigan Revenue VRDO	0.030%	2/7/14 LOC	19,260	19,260
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,639
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,347
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,328
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.190%	2/7/14 (4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.590%	11/2/15	9,765	9,753
University of Michigan Revenue	4.000%	4/1/15	9,600	10,028
				425,287
Minnesota (0.6%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,610
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.150%	2/3/14 (4)	24,800	24,800
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,269
Minnesota GO	5.000%	10/1/15	8,250	8,905
Minnesota GO	5.000%	11/1/15	2,050	2,221
Minnesota GO	5.000%	8/1/16	4,550	5,070
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.050%	2/7/14	8,525	8,525
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	11,762
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	12,649
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/14	1,000	1,012
				78,823
Mississippi (0.2%)
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/14	1,000	1,012

Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.000%	9/2/14	4,900	4,936
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.250%	11/3/14	5,750	5,815
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,885
2 Mississippi GO	0.570%	9/1/17	5,680	5,698
1 Mississippi GO TOB VRDO	0.040%	2/7/14	3,680	3,680
Missouri Development Bank Special Obligation
Revenue (Marshall County Industrial
Development Authority)	4.000%	1/1/15	1,250	1,293
				25,319
Missouri (0.3%)
Kansas City MO Airport Revenue	4.000%	9/1/15	1,500	1,583
Kansas City MO Airport Revenue	5.000%	9/1/16	900	998
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,420
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,000	4,022
Missouri GO	5.000%	10/1/15	2,500	2,699
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	3.000%	5/1/15	1,905	1,956
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.050%	2/7/14	11,300	11,300
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	4.000%	7/1/15	900	943
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/16	1,000	1,101
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	4.000%	2/15/14	2,000	2,003
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	1,951
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,431
				32,407
Nebraska (0.1%)
1 Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System) TOB VRDO	0.140%	2/7/14 (13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/16	500	539
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/17	500	547
Municipal Energy Agency of Nebraska Power
Supply System Revenue	3.000%	4/1/14	600	603
Municipal Energy Agency of Nebraska Power
Supply System Revenue	3.000%	4/1/15	550	567
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/16	1,000	1,075
University of Nebraska Student Fee Revenue	5.000%	7/1/14	1,100	1,122
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,532

University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,265
				17,310
Nevada (0.7%)
1 Clark County NV GO TOB VRDO	0.050%	2/7/14	14,655	14,655
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.050%	2/7/14	6,000	6,000
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.050%	2/7/14	14,800	14,800
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	254
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	531
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.070%	2/7/14	4,690	4,690
Nevada Unemployment Compensation Revenue	2.000%	12/1/14	27,310	27,730
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,776
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,673
Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	11,428
				92,537
New Hampshire (0.2%)
New Hampshire GO	5.000%	8/15/14	2,500	2,565
New Hampshire GO	5.000%	2/15/15	1,285	1,349
New Hampshire GO	5.000%	8/15/15	5,000	5,365
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.040%	2/7/14		—
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.100%	2/7/14	15,645	15,645
				24,924
New Jersey (4.2%)
Bergen County NJ GO	3.000%	9/1/15	2,165	2,258
Bergen County NJ GO	4.000%	9/1/16	1,875	2,044
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.500%	11/1/14 (4)	6,725	6,994
Jersey City NJ BAN	2.000%	12/12/14	23,692	23,927
Middlesex County NJ COP	5.500%	10/15/14	1,235	1,279
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,412
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,198
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,310
New Jersey Building Authority BAN	3.000%	6/15/16	12,000	12,397
New Jersey COP	5.000%	6/15/14	5,120	5,211
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,591
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/14	4,500	4,575
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	20,000	21,882
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,591
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,670
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.620%	2/1/15	9,000	9,020
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	8,820	9,301
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,372

	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	12,892
2	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	1.740%	2/1/16	11,880	12,015
	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,575
	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	5.000%	12/15/16	5,415	6,097
2	New Jersey Economic Development Authority
	Revenue (School Facilities Construction)	0.940%	2/1/17	14,000	14,022
	New Jersey Educational Facilities Authority
	Revenue (Princeton University)	5.000%	7/1/18	2,500	2,668
	New Jersey GO	5.250%	7/15/16 (2)	1,010	1,128
	New Jersey Health Care Facilities Financing
	Authority Department of Human Services
	Lease Revenue (Greystone Park Psychiatric
	Hospital Project)	5.000%	9/15/15	7,880	8,421
	New Jersey Health Care Facilities Financing
	Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,860
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/14	2,000	2,037
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/15	2,000	2,116
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/16	2,000	2,185
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/17	2,000	2,241
	New Jersey Health Care Facilities Financing
	Authority Revenue (Palisades Medical Center
	Obligated Group)	5.000%	7/1/17	1,305	1,409
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health)	4.000%	7/1/18	750	828
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,218
	New Jersey Health Care Facilities Financing
	Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,164
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,698
	New Jersey TRAN	2.000%	6/26/14	150,000	151,012
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/16	2,000	2,212
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/17	3,000	3,417
1	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue TOB VRDO	0.100%	2/7/14 LOC	7,630	7,630
1	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue TOB VRDO	0.290%	2/7/14	10,700	10,700
	New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	13,500	14,098
2	New Jersey Turnpike Authority Revenue	0.520%	1/1/17	30,000	29,985
[1,2] New Jersey Turnpike Authority Revenue PUT		0.790%	12/22/14	2,500	2,503
[1,2] New Jersey Turnpike Authority Revenue PUT		0.790%	12/22/14	20,000	20,026
2	New Jersey Turnpike Authority Revenue PUT	0.570%	1/1/16	20,000	20,030
2	New Jersey Turnpike Authority Revenue PUT	0.660%	1/1/17	20,000	20,081
2	New Jersey Turnpike Authority Revenue PUT	0.720%	1/1/18	5,000	5,010

1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.240%	2/7/14 (4)	6,500	6,500
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.050%	2/7/14	14,800	14,800
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/14	2,500	2,527
				528,137
New Mexico (0.9%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,478
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/15	4,400	4,655
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/15	3,800	4,052
New Mexico Finance Authority Transportation
Revenue VRDO	0.040%	2/7/14 LOC	17,900	17,900
New Mexico GO	5.000%	3/1/14	9,405	9,444
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.040%	2/7/14	26,150	26,150
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	9,766
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,915	6,315
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,545	8,375
New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	18,146
				109,281
New York (17.4%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	1,000	1,012
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,059
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/16	1,000	1,101
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,435	3,896
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.050%	2/7/14	2,900	2,900
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.040%	2/7/14 LOC	10,110	10,110
Long Beach NY City School District RAN	2.000%	8/15/14	25,000	25,169
Long Beach NY RAN	2.000%	9/19/14 (12)	12,000	12,027
Long Beach NY RAN	2.250%	9/19/14 (12)	15,000	15,154
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14 (ETM)	8,000	8,097
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (ETM)	9,320	9,874
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (14)	1,000	1,059
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/16	4,315	4,706
Long Island NY Power Authority Electric System
Revenue	5.000%	6/1/16 (Prere.)	7,525	8,327

Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.040%	2/7/14 LOC	3,410	3,410
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/14	1,795	1,817
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	3.000%	5/1/15	1,180	1,219
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	1,450	1,642
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	3,730	4,224
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,309
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	3.000%	12/1/14	600	612
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15	875	910
Nassau County NY Health Care Corp. RAN	2.250%	1/15/15	7,500	7,558
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	2/7/14	18,295	18,295
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	2/7/14	6,600	6,600
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	2/7/14	44,950	44,950
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/15	750	794
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/19	1,305	1,490
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	4.000%	7/1/15	960	999
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/17	1,320	1,463
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	4.000%	7/1/17	1,500	1,611
Nassau County NY TAN	2.000%	9/15/14	18,750	18,942
New York City NY GO	5.000%	2/1/14 (ETM)	2,195	2,195
New York City NY GO	5.000%	2/1/14	1,305	1,305
New York City NY GO	0.490%	2/5/14 (4)	32,400	32,400
New York City NY GO	0.490%	2/6/14 (4)	7,100	7,100
New York City NY GO	0.490%	2/7/14 (4)	3,450	3,450
New York City NY GO	0.490%	2/7/14 (4)	20,000	20,000
New York City NY GO	0.390%	2/10/14 (4)	26,625	26,625
New York City NY GO	0.490%	2/10/14 (12)	20,200	20,200
New York City NY GO	5.000%	8/1/14	11,525	11,805
New York City NY GO	5.000%	8/1/14	10,000	10,243
New York City NY GO	5.250%	8/1/14 (Prere.)	5	5
New York City NY GO	3.000%	3/1/15	5,135	5,289
New York City NY GO	2.000%	8/1/15	8,285	8,500

New York City NY GO	2.000%	8/1/15	63,430	65,075
New York City NY GO	2.000%	8/1/15	2,690	2,760
New York City NY GO	4.000%	8/1/15	5,985	6,319
New York City NY GO	5.000%	8/1/15	8,000	8,569
New York City NY GO	5.000%	8/1/15	5,200	5,570
New York City NY GO	5.000%	8/1/15	7,075	7,578
New York City NY GO	5.000%	8/1/15	18,500	19,816
New York City NY GO	5.000%	8/1/15	1,500	1,607
New York City NY GO	5.250%	8/1/15	50	50
New York City NY GO	5.250%	8/1/15	10,800	11,070
New York City NY GO	5.000%	8/1/16	6,000	6,669
New York City NY GO	5.000%	8/1/16	23,810	26,465
New York City NY GO	5.000%	8/1/16	5,000	5,558
New York City NY GO	5.000%	8/1/16	5,000	5,558
New York City NY GO	5.000%	8/1/17	4,305	4,911
New York City NY GO	5.000%	8/1/17	10,000	11,408
New York City NY GO	5.000%	8/1/17	33,680	38,421
New York City NY GO	5.000%	8/1/17	34,730	39,619
New York City NY GO	5.000%	8/1/18	3,250	3,775
New York City NY GO	5.000%	8/1/19	15,000	17,682
2 New York City NY GO	0.420%	8/1/21	4,700	4,704
2 New York City NY GO	0.510%	8/1/21	6,325	6,337
1 New York City NY GO TOB VRDO	0.050%	2/7/14	5,090	5,090
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	4,000	4,197
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.900%	11/1/14	4,000	4,016
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.150%	11/1/15	17,000	17,108
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	5/1/16	30,000	30,058
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,880
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.060%	2/7/14	6,400	6,400
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.190%	2/7/14	9,485	9,485
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	5,100	5,191
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16	2,500	2,770
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,709
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,466
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	2/7/14	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	2/7/14	5,840	5,840
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/7/14	5,675	5,675
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.050%	2/6/14	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.080%	2/7/14	25,650	25,650

New York City NY Transitional Finance Authority
Future Tax Revenue	0.470%	2/6/14 (4)	23,900	23,900
New York City NY Transitional Finance Authority
Future Tax Revenue	0.490%	2/7/14 (4)	58,850	58,850
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	9,460	9,800
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	16,290	16,883
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	5,000	5,061
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	1,070	1,156
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,930	9,666
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/16	1,000	1,092
3 New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	11/1/16	2,560	2,736
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,000	11,235
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	115	129
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,885	4,365
3 New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	5,495	6,174
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	2/3/14	17,745	17,745
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	2/7/14	2,200	2,200
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.050%	2/3/14 LOC	2,100	2,100
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,927
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,000	14,320
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.060%	2/7/14	26,835	26,835
New York Metropolitan Transportation Authority
Revenue	3.000%	11/15/14	1,225	1,252
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/14	3,000	3,090
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	3,500	3,633
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	2,675	2,776
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,895	4,148
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	8,000	8,521
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,030	3,227
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	2,355	2,550
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,130	5,555

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,435	5,886
2 New York Metropolitan Transportation Authority
Revenue	0.804%	11/1/16	3,500	3,513
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	2,650	2,972
2 New York Metropolitan Transportation Authority
Revenue	0.944%	11/1/17	2,950	2,969
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	14,381
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,369
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	4,076
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.040%	2/7/14 (13)	24,900	24,900
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.720%	11/1/14	6,320	6,326
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/14	1,135	1,169
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,166
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	1,625	1,760
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,094
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,524
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,381
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	4,585	4,751
2 New York Metropolitan Transportation Authority
Revenue PUT	0.514%	11/1/14	19,475	19,456
2 New York Metropolitan Transportation Authority
Revenue PUT	0.534%	11/1/14	29,550	29,525
2 New York Metropolitan Transportation Authority
Revenue PUT	0.644%	11/1/15	30,000	29,972
2 New York Metropolitan Transportation Authority
Revenue PUT	0.764%	11/1/15	11,700	11,720
2 New York Metropolitan Transportation Authority
Revenue PUT	0.964%	11/1/16	15,000	15,118
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.050%	2/7/14 (13)	19,780	19,780
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.050%	2/7/14	8,995	8,995
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/15	1,760	1,841
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	1,750	1,921
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	12,176
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/16 (14)	5,000	5,319

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (ETM)	10	10
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15	2,435	2,554
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15 (ETM)	15	16
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	5,110	5,474
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/14	2,000	2,039
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	2,095	2,227
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.060%	2/7/14	12,600	12,600
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/15	2,450	2,585
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/16	1,725	1,887
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,247
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,853
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	9,660	9,718
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	9,880	10,380
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15 (ETM)	10	10
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,115	14,829
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	2,625	2,768
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	1,000	1,055
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,240	11,211
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	1,000	1,098
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	3,380	3,713
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	2/7/14	9,210	9,210
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	2/7/14	5,000	5,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.040%	2/7/14	37,115	37,115
New York State Dormitory Authority Revenue
(School Districts Financing Program)	2.000%	10/1/14	1,880	1,900

New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	3,300	3,381
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,435
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	2,000	2,049
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/15 (15)	400	422
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15	3,000	3,225
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	4,954
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,580
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (15)	375	418
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	11,364
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,790
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	572
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,786
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,927
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,164
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,490
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/14	1,270	1,290
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	7,000	7,090
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	7,000	7,150
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/15	1,200	1,222
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,750	2,759
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,500	2,508
New York State Housing Finance Agency
Housing Revenue	1.150%	11/1/16	7,000	7,049
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.040%	2/7/14	6,425	6,425
New York State Local Government Assistance
Corp. Revenue VRDO	0.040%	2/7/14	57,000	57,000
New York State Thruway Authority Revenue	4.000%	1/1/15	2,000	2,069
New York State Thruway Authority Revenue	5.000%	1/1/17	2,000	2,253
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,728
New York State Thruway Authority Revenue	5.000%	5/1/19	46,875	54,502

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	16,675	16,782
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,900	2,919
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,665	2,682
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	8,876
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	2,966
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15 (4)	1,115	1,176
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	1,450	1,531
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	15,839
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,393
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	10,879
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	27,460	28,628
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/16	23,880	26,237
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	11,460
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,900	29,128
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	27,198
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	2/7/14	9,200	9,200
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	2/7/14	4,225	4,225
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.030%	2/7/14 LOC	10,000	10,000
Schenectady NY BAN	1.500%	5/16/14	56,886	57,032
Suffolk County NY BAN	2.000%	5/2/14	10,000	10,038
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,365
Suffolk County NY RAN	2.000%	3/27/14	35,250	35,332
Suffolk County NY TAN	1.500%	8/14/14	30,000	30,152
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	19,900	20,223
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	15,951
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/19	20,000	20,311
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/19	12,500	13,235
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	10,000	10,908
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	1,500	1,584
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/20	6,250	6,818

3 Triborough Bridge & Tunnel Authority New York
BAN	5.000%	5/15/15	37,500	39,798
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	6,500	7,080
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	5,990	6,739
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.484%	1/1/15	3,000	2,996
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.493%	1/4/16	8,000	8,007
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.633%	1/3/17	5,000	5,006
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/16	18,135	18,896
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/17	875	950
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	875	967
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	500	562
Yonkers NY GO	3.000%	7/1/16	1,300	1,363
Yonkers NY GO	3.000%	8/15/16	675	709
Yonkers NY GO	3.000%	7/1/17	1,005	1,066
Yonkers NY GO	3.000%	8/15/17	510	541
				2,190,344
North Carolina (1.5%)
Cabarrus NC COP	4.000%	1/1/15	2,975	3,075
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,534
Charlotte NC GO	5.000%	7/1/15	850	908
Charlotte NC GO	5.000%	7/1/18	5,000	5,869
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,284
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,567
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	575
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.060%	2/7/14	3,350	3,350
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.090%	2/7/14 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.090%	2/7/14 (4)	6,427	6,427
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,025
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,837
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,620
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.040%	2/7/14	9,765	9,765
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.500%	3/3/14	30,000	30,000

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	2,300	2,399
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	5,000	5,215
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,200	1,302
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	5,000	5,610
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	10,555	11,844
North Carolina GO	5.000%	3/1/15 (Prere.)	4,710	4,953
North Carolina GO	5.250%	3/1/15	2,000	2,009
North Carolina GO	5.000%	5/1/15	5,900	5,974
North Carolina GO	5.000%	4/1/16	2,200	2,421
North Carolina GO	5.000%	3/1/17	290	305
North Carolina GO	5.000%	3/1/18	4,770	5,518
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	4,126
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,341
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.780%	12/1/17	8,570	8,541
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/14	2,815	2,859
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,592
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	679
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	550
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/15	5,650	5,897
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/16	5,000	5,434
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/14	3,230	3,330
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/15	1,680	1,806
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,393
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	1,989
Wake County NC GO	4.000%	2/1/14	16,060	16,060
Wake County NC GO	5.000%	2/1/16	1,310	1,432
Wake County NC GO	4.000%	2/1/17	6,440	7,106
				195,441
Ohio (3.4%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.050%	2/7/14 LOC	19,500	19,500

American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,123
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,698
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	165
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,698
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	169
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,704
Cleveland State University Ohio General
Receipts Revenue	4.000%	6/1/14	500	506
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.040%	2/7/14 LOC	39,990	39,990
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.040%	2/7/14	4,100	4,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.040%	2/7/14	12,100	12,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.040%	2/7/14 LOC	12,200	12,200
Columbus OH GO	5.000%	7/1/15	3,000	3,204
Columbus OH GO	5.000%	7/1/15	2,310	2,467
Columbus OH GO	5.000%	7/1/15	6,735	7,194
Columbus OH GO	5.000%	12/15/15	3,210	3,418
Columbus OH GO	5.000%	2/15/16	1,715	1,878
Columbus OH GO	5.000%	7/1/16	6,760	7,509
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.040%	2/7/14 LOC	5,765	5,765
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,281
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	4.000%	6/15/16	1,000	1,059
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,111
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,523
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.040%	2/7/14	13,365	13,365
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.060%	2/7/14	3,365	3,365
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.070%	2/7/14 LOC	27,865	27,865
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.260%	2/7/14	6,970	6,970
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,532
1 Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project) TOB VRDO	0.210%	2/7/14	14,995	14,995
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,400	5,438
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/14	6,085	6,279
Ohio Common Schools GO	5.000%	9/15/15	5,000	5,382
Ohio Common Schools GO	5.000%	3/15/18	10,860	12,640

Ohio GO	5.000%	9/15/14	10,000	10,301
Ohio GO	5.000%	9/15/15	10,000	10,770
Ohio GO	5.500%	9/15/15	3,000	3,254
Ohio GO	5.000%	9/15/16	10,000	11,193
Ohio Higher Education GO	5.000%	8/1/14	15,000	15,364
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.050%	2/7/14	10,300	10,300
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.060%	2/7/14 LOC	2,035	2,035
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,096
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,037
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,078
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	676
Ohio Higher Educational Facility Revenue (Ohio
Dominican University) VRDO	0.060%	2/7/14 LOC	13,845	13,845
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/15	1,550	1,618
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.050%	2/7/14	12,800	12,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/15	500	521
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.250%	2/7/14	10,730	10,730
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	4.000%	6/1/15	1,315	1,381
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/16	1,070	1,185
2 Ohio Water Development Authority Pollution
Control Revenue (Water Quality) PUT	0.440%	7/15/15	15,500	15,499
2 Ohio Water Development Authority Pollution
Control Revenue (Water Quality) PUT	0.440%	7/15/16	35,000	35,014
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.250%	7/1/16	2,000	2,034
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/15	2,380	2,548
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,751
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,511
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,510	1,722
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,049
1 South-Western City OH School District GO TOB
VRDO	0.040%	2/7/14	295	295
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/14	3,000	3,048
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/15	1,515	1,589
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,477

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,713
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,190
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,345
				426,162
Oklahoma (0.3%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.050%	2/7/14 (13)	26,100	26,100
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.060%	2/7/14	7,041	7,041
				33,141
Oregon (0.7%)
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	2.000%	9/2/14	10,000	10,085
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/14	2,000	2,016
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/14	1,150	1,160
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/15	2,350	2,475
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/14	1,050	1,056
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,571
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.920%	10/1/17	8,750	8,796
Oregon GO	5.000%	5/1/16	2,000	2,207
Oregon GO	5.000%	5/1/16	3,500	3,863
Oregon GO	5.000%	11/1/16	3,000	3,374
Oregon GO	5.000%	5/1/18	1,125	1,315
Oregon GO	5.000%	5/1/18	1,500	1,753
Oregon GO	5.000%	11/1/18	3,750	4,429
Oregon Health & Science University Revenue	4.000%	7/1/14	1,000	1,015
Oregon Health & Science University Revenue	5.000%	7/1/16	500	551
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,155
Portland OR Water System Revenue	5.000%	10/1/15	6,000	6,473
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,847
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,931
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,503
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,645
				83,220
Pennsylvania (5.8%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/15	5,780	6,079
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/14	10,500	10,647

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,527
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	5,000	5,142
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/14	1,000	1,020
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	8,855
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	796
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,143
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	9,755
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/16	650	701
Delaware County PA GO	5.000%	10/1/14	3,905	4,031
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.000%	1/1/15	1,000	1,028
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/16	3,615	3,863
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,070	1,168
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	2/3/14	14,000	14,000
1 Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital Project)
TOB VRDO	0.050%	2/7/14	6,765	6,765
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/14	2,670	2,710
1 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital) TOB VRDO	0.210%	2/7/14	11,010	11,010
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.440%	8/15/20	8,125	8,042
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.060%	2/7/14	9,070	9,070
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.060%	2/7/14	10,700	10,700
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	15,750	16,177
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	10,570	10,857

Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	11,250	11,555
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	4,250	4,290
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/16	12,940	14,383
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	9,019
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	16,493
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	12,340
Pennsylvania GO	5.000%	4/1/15	32,880	34,720
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,402
Pennsylvania GO	5.250%	7/1/15	15,000	16,069
Pennsylvania GO	5.000%	9/1/15 (4)	34,225	35,206
Pennsylvania GO	5.000%	4/1/17	11,150	12,683
Pennsylvania GO	5.000%	4/1/18	35,410	41,208
Pennsylvania GO	5.000%	7/1/18	2,675	3,130
Pennsylvania GO	5.000%	11/15/18	2,885	3,403
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/16 (2)	2,000	2,138
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,507
Pennsylvania Industrial Development Authority
Economic Development Revenue	4.000%	7/1/14	2,440	2,478
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	8,000	8,146
1 Pennsylvania State University Revenue TOB
VRDO	0.290%	2/7/14	12,580	12,580
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.100%	2/7/14 (4)	10,000	10,000
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.100%	2/7/14 (4)	42,525	42,525
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	16,945	17,210
2 Pennsylvania Turnpike Commission Revenue	0.590%	12/1/16	8,000	8,030
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,513
2 Pennsylvania Turnpike Commission Revenue	0.640%	12/1/17	10,405	10,444
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.160%	2/7/14 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue
VRDO	0.100%	2/7/14 (4)	63,730	63,730
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,017
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,286
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,063
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,775	3,175
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,723
Philadelphia PA Municipal Authority Revenue	1.250%	11/15/14	16,685	16,800
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/15	3,000	3,230
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,530

Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.270%	2/7/14 (4)	77,135	77,135
Pittsburgh PA Water & Sewer Authority
Revenue	4.000%	9/1/16 (4)	1,350	1,464
Pittsburgh PA Water & Sewer Authority
Revenue PUT	1.400%	9/1/15 (4)	5,995	6,058
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.140%	2/7/14 (4)	33,825	33,825
1 University of Pittsburgh PA Revenue TOB
VRDO	0.050%	2/7/14	6,660	6,660
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,673
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,611
West Chester University Pennsylvania Student
Housing Revenue BAN	1.600%	2/1/15	2,250	2,256
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/14	1,380	1,400
				726,439
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/15 (4)	10,000	10,144
Puerto Rico Government Development Bank
Revenue	4.750%	12/1/15 (14)	1,100	1,094
				11,238
Rhode Island (0.2%)
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health	5.000%	9/1/17	2,640	2,854
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	4.000%	9/1/15	1,000	1,032
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/16	4,825	5,161
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,438
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/14	5,450	5,501
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/15	2,000	2,048
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16	1,000	1,060
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,152
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,708
				22,954
South Carolina (0.8%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,556

2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.787%	1/1/18	8,770	8,754
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,427
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,187
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,953
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,085
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	1,954
South Carolina GO	5.000%	4/1/16	1,450	1,596
South Carolina GO	5.000%	4/1/16	7,260	7,991
South Carolina GO	5.000%	4/1/16	30	33
South Carolina GO	5.000%	4/1/16	6,475	7,127
South Carolina GO	5.000%	4/1/16	2,275	2,504
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/14	2,000	2,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,042
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	2.500%	8/1/14	1,500	1,512
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	3.000%	8/1/15	1,935	1,983
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,000	1,082
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	331
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	554
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.000%	11/1/15	250	262
South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc. Project)	2.875%	2/1/15	2,000	2,037
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,474
South Carolina Public Service Authority
Revenue	5.000%	1/1/15	3,500	3,653
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	4,980	5,139
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	14,220	14,674
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/15	8,870	9,560
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,647
				95,117
Tennessee (2.8%)
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,359
Memphis TN Electric System Revenue	5.000%	12/1/14	31,205	32,461
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	27,133

2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.440%	10/1/15	36,500	36,470
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,265
Metropolitan Government of Nashville TN Airport
Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,517
Shelby County TN GO VRDO	0.040%	2/7/14	49,640	49,640
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/14	2,630	2,703
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.100%	2/3/14 (4)	63,800	63,800
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.100%	2/3/14 (4)	55,700	55,700
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/14	25,420	26,063
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/15	1,240	1,293
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	2,295	2,449
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/16	1,290	1,382
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	2,000	2,180
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	5,000	5,495
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	3,020	3,389
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	4,900	5,473
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	7,815	8,771
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	15,000	17,020
Tennessee GO	5.000%	5/1/14	3,300	3,340
				358,903
Texas (10.2%)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/14	2,000	2,076
1 Brownsville TX Utility System Revenue TOB
VRDO	0.190%	2/7/14 (4)	6,060	6,060
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/15	325	330
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	1,000	1,049
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	500	534
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	500	540
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,773
3 College Station TX Independent School District
GO	4.000%	8/15/16	3,280	3,578

1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.040%	2/7/14	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	2,842
Dallas TX GO	5.000%	2/15/14 (ETM)	15	15
Dallas TX GO	5.000%	2/15/14	3,885	3,892
Dallas TX GO	5.000%	2/15/15 (ETM)	15	16
Dallas TX GO	5.000%	2/15/15	6,280	6,593
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,240
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,671
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,220	7,396
Denton TX Independent School District GO
VRDO	0.060%	2/7/14	34,550	34,550
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,260
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,422
Frisco TX GO	4.000%	2/15/15	1,580	1,642
Grand Parkway Transportation Corp. Texas
System Toll Revenue PUT	2.000%	2/15/14	217,465	217,602
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.240%	6/1/14	2,100	2,100
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.340%	6/1/15	1,700	1,699
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.440%	6/1/16	2,000	2,001
2 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.090%	11/15/15	8,000	8,018
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	2/3/14	2,200	2,200
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/14 (ETM)	5,915	5,926
Harris County TX GO	6.000%	8/1/14 (14)	23,045	23,719
1 Harris County TX GO TOB VRDO	0.050%	2/7/14 (13)	9,600	9,600
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.450%	2/6/14 (4)	4,000	4,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.490%	2/6/14 (4)	7,875	7,875
2 Harris County TX Toll Road Revenue	0.670%	8/15/17	5,260	5,278
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,040
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,131
1 Houston TX Airport System Revenue TOB
VRDO	0.190%	2/7/14 (4)(3)	49,500	49,500
Houston TX GO	3.000%	3/1/15	8,835	9,104
Houston TX GO	4.000%	3/1/16	2,900	3,118
Houston TX GO	4.000%	3/1/17	9,000	9,931
Houston TX GO	5.000%	3/1/18	11,835	13,737
2 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.570%	11/16/17	11,000	11,043
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	2,000	2,056

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	1,300	1,336
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,681
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	9,149
Houston TX Independent School District GO
PUT	2.000%	6/1/14	11,370	11,436
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,392
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,537
Houston TX Utility System Revenue	5.250%	5/15/15 (14)	1,020	1,036
2 Houston TX Utility System Revenue PUT	0.590%	6/1/15	46,500	46,457
2 Houston TX Utility System Revenue PUT	0.640%	8/1/16	32,000	32,064
1 Houston TX Utility System Revenue TOB VRDO	0.060%	2/7/14	17,540	17,540
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,511
2 Katy TX Independent School District GO PUT	0.764%	8/15/15	25,000	25,025
Katy TX Independent School District GO PUT	1.600%	8/15/17	2,500	2,501
1 Lone Star College System Texas GO TOB
VRDO	0.050%	2/7/14	12,560	12,560
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,269
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/14	1,890	1,905
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,174
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,539
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,251
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.450%	4/1/14	5,500	5,500
Montgomery County TX (Pass-Through Toll
Revenue)	5.000%	3/1/14 (12)	1,625	1,632
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	868
North East TX Independent School District GO
PUT	1.000%	8/1/14	45,000	45,123
North East TX Independent School District GO
PUT	2.000%	8/1/15	4,900	5,001
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,124
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,924
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,335
Northside TX Independent School District GO
PUT	1.350%	6/1/14	20,615	20,688
Northside TX Independent School District GO
PUT	1.900%	8/1/14	12,000	12,096
1 Northside TX Independent School District GO
TOB VRDO	0.050%	2/7/14	5,225	5,225
1 Port Arthur TX Independent School District GO
TOB VRDO	0.050%	2/7/14 (12)	9,125	9,125
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/15	3,090	3,298

Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/14	1,000	1,029
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/16	2,000	2,209
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,210
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,135	14,868
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/14	13,090	13,282
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/15	11,300	11,619
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,629
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.050%	2/7/14	5,865	5,865
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.050%	2/7/14	4,965	4,965
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.060%	2/7/14	11,985	11,985
2 San Antonio TX Water Revenue PUT	0.720%	11/1/16	15,100	15,102
Spring Branch TX Independent School District
GO PUT	3.000%	6/15/15	13,500	13,947
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project)	5.000%	11/15/14	1,600	1,661
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,254
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,503
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,818
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.090%	2/7/14	3,125	3,125
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,713
Texas (Veterans Housing Assistance Program)
GO VRDO	0.030%	2/7/14	7,915	7,915
Texas GO	5.000%	10/1/14	8,470	8,744
Texas GO	5.000%	10/1/15	10,905	11,772
Texas GO	4.000%	10/1/16	2,965	3,248
1 Texas GO TOB VRDO	0.040%	2/7/14	16,040	16,040
1 Texas GO TOB VRDO	0.040%	2/7/14	21,560	21,560
1 Texas GO TOB VRDO	0.040%	2/7/14	74,750	74,750
1 Texas GO TOB VRDO	0.050%	2/7/14	17,875	17,875
1 Texas GO TOB VRDO	0.060%	2/7/14	12,190	12,190
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	4,640	5,153
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,427
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	12,459
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	18,400	20,623

	Texas Municipal Gas Acquisition & Supply Corp.
	Revenue	5.000%	12/15/18	4,500	5,002
	Texas Public Finance Authority Revenue (Texas
	Southern University)	5.000%	11/1/16 (15)	1,000	1,103
	Texas Public Finance Authority Revenue (Texas
	Southern University)	5.000%	11/1/17 (15)	2,615	2,919
	Texas Public Finance Authority Revenue (Texas
	Southern University)	5.000%	11/1/18 (15)	1,000	1,118
[4] Texas Public Finance Authority Revenue
	(Unemployment Compensation)	5.000%	7/1/14	20,865	21,289
	Texas Public Finance Authority Revenue
	(Unemployment Compensation)	5.000%	1/1/15	11,525	12,036
	Texas Public Finance Authority Revenue
	(Unemployment Compensation)	5.000%	7/1/15	34,500	36,851
	Texas Public Finance Authority Revenue
	(Unemployment Compensation)	5.000%	1/1/16	8,000	8,720
	Texas Public Finance Authority Revenue
	(Unemployment Compensation)	5.000%	7/1/17	4,205	4,571
1	Texas Transportation Commission Mobility Fund
	GO TOB VRDO	0.040%	2/7/14	11,700	11,700
	Texas Transportation Commission Revenue	4.500%	4/1/15	1,000	1,050
	Texas Transportation Commission Revenue
	PUT	1.250%	2/15/15	24,000	24,130
1	Texas Transportation Commission Revenue
	TOB VRDO	0.050%	2/7/14	7,495	7,495
	Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,385
	Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,377
	Texas Water Development Board Revenue	5.000%	7/15/15	5,750	6,149
	Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,450
	University of Houston Texas Revenue	5.000%	2/15/15	2,000	2,100
	University of North Texas Revenue	5.000%	4/15/15	880	930
	University of North Texas Revenue	5.000%	4/15/16	1,000	1,100
	University of North Texas Revenue	5.000%	4/15/17	725	823
					1,286,708
Utah (0.3%)
	Utah Associated Municipal Power Systems
	Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,172
	Utah Associated Municipal Power Systems
	Revenue (Payson Power Project)	4.000%	4/1/14	4,335	4,361
	Utah Associated Municipal Power Systems
	Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,281
	Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,285
	Utah GO	4.000%	7/1/14	10,740	10,914
	Utah GO	5.000%	7/1/14	4,000	4,082
	Utah GO	5.000%	7/1/16	1,500	1,667
					36,762
Virgin Islands (0.1%)
	Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,434
	Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,441
	Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,857
					10,732
Virginia (1.0%)
	Fairfax County VA Public Improvement GO	5.000%	10/1/16	8,575	9,265
2	Fredericksburg VA Economic Development
	Authority Hospital Facilities Revenue (Mary
	Washington Healthcare Obligated Group)
	PUT	1.940%	2/1/17	6,500	6,514

Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	4.000%	11/1/16	1,000	1,074
Norfolk VA GO	4.000%	10/1/16	4,960	5,428
Norfolk VA Water Revenue	5.000%	11/1/18	725	854
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	1,948
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	3,953
Upper Occoquan Sewage Authority Regional
Sewerage System Revenue	5.000%	7/1/15 (Prere.)	4,895	5,223
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15 (ETM)	10	11
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15	1,590	1,685
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	11,615	13,640
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/14	4,080	4,179
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	5,000	5,357
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	2,845	3,169
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	4,880	5,436
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.040%	2/7/14	7,000	7,000
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,141
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	20,486
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	12,256
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,300
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	16,000	16,364
				130,283
Washington (2.7%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.050%	2/7/14	8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,564
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/16 (2)	11,985	12,761
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/14	6,940	7,081
King County WA GO	5.000%	6/1/15	2,500	2,656
King County WA GO	5.000%	1/1/18	2,000	2,317
King County WA GO	5.000%	7/1/18	7,515	8,804
1 King County WA Sewer Revenue TOB VRDO	0.050%	2/7/14	6,950	6,950
Pierce County WA Tacoma School District No.
10 BAN	2.000%	12/1/14	30,815	31,258
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.040%	2/7/14	8,100	8,100

Seattle WA Water System Revenue	5.000%	9/1/15 (14)	2,035	2,043
Seattle WA Water System Revenue	5.000%	9/1/17 (14)	2,290	2,299
1 TES Properties Washington Lease Revenue
TOB VRDO	0.050%	2/7/14	10,120	10,120
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/17	4,000	4,515
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/18	3,215	3,683
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/24	5,815	5,898
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	9,670
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	14,675	16,304
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	10,000	11,110
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,315
Washington COP	3.000%	7/1/14	1,500	1,518
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,037
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	16,247
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,820
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	39,645	46,652
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	6,500	7,649
Washington GO	5.000%	1/1/15 (2)	4,500	4,699
Washington GO	5.000%	7/1/15 (2)	1,000	1,068
Washington GO	5.000%	1/1/16	5,000	5,448
Washington GO	5.000%	7/1/16	10,000	11,110
1 Washington GO TOB VRDO	0.050%	2/7/14	6,325	6,325
1 Washington GO TOB VRDO	0.050%	2/7/14	6,145	6,145
1 Washington GO TOB VRDO	0.050%	2/7/14	5,030	5,030
1 Washington Health Care Facilities Authorities
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.060%	2/7/14	17,875	17,875
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.260%	2/7/14	7,515	7,515
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,629
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	3.000%	10/1/14	1,000	1,018
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	4.000%	10/1/15	805	853
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,557
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	779
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,575
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.040%	2/7/14	27,670	27,670
				340,947

West Virginia (0.3%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,071
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,112
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/14	5,150	5,273
West Virginia University Revenue	5.000%	10/1/16	725	809
2 West Virginia University Revenue PUT	0.690%	10/1/14	12,500	12,505
				33,770
Wisconsin (1.4%)
Milwaukee WI GO	5.000%	5/1/16	6,010	6,629
Wisconsin GO	5.000%	5/1/14	6,490	6,569
Wisconsin GO	4.000%	5/1/15	5,000	5,238
Wisconsin GO	5.000%	5/1/15	10,000	10,600
Wisconsin GO	4.000%	11/1/15	2,860	3,047
3 Wisconsin GO	4.000%	5/1/16	4,470	4,834
Wisconsin GO	4.000%	11/1/16	6,000	6,584
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,067
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,000	7,777
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,000	14,464
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	2/7/14	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,126
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,577
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	733
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,369
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,380
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	14,500	14,823
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	3,100	3,420
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.030%	2/7/14 LOC	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College) VRDO	0.050%	2/7/14 LOC	9,900	9,900
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.060%	2/7/14 LOC	3,205	3,205

Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.060%	2/7/14 LOC	20,000	20,000
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.060%	2/7/14 LOC	7,000	7,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/16	1,345	1,492
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services,
Inc.)	4.000%	8/15/15	1,100	1,162
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,899
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,695
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	730
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,101
Wisconsin Transportation Revenue	4.000%	7/1/14	2,500	2,540
Wisconsin Transportation Revenue	5.000%	7/1/14	5,000	5,102
				176,813
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.050%	2/7/14 LOC	10,000	10,000

Total Tax-Exempt Municipal Bonds (Cost $12,322,904)				12,412,796
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $261,024)	0.051%		261,023,805	261,024

Total Investments (100.7%) (Cost $12,583,928)				12,673,820
Other Assets and Liabilities-Net (-0.7%)				(83,744)
Net Assets (100%)				12,590,076

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $1,855,037,000, representing 14.7% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2014.
4 Securities with a value of $1,025,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.

Short-Term Tax-Exempt Fund

CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have

Short-Term Tax-Exempt Fund

been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,412,796	—
Temporary Cash Investments	261.024	—	—
Futures Contracts—Assets[1]	—	—	—
Futures Contracts—Liabilities[1]	(119)	—	—
Total	260,905	12,412,796	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2014	(400)	(50,300)	(465)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized

Short-Term Tax-Exempt Fund

gain (loss) for tax purposes.

D. At January 31, 2014, the cost of investment securities for tax purposes was $12,585,437,000. Net unrealized appreciation of investment securities for tax purposes was $88,383,000, consisting of unrealized gains of $90,832,000 on securities that had risen in value since their purchase and $2,449,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (1.0%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,141
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,705
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,065
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,772
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	7,387
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	7,713
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	7,395
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/19	58,350	66,608
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/20	60,660	69,074
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	62,600	70,856
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	13,595	15,388
Auburn University Alabama General Fee
Revenue	4.000%	6/1/15	2,500	2,626
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	4,081
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,610
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,770
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,289
Birmingham AL GO	0.000%	3/1/32	5,000	4,505
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,087
Huntsville AL GO	5.000%	3/1/26	2,540	2,902
Huntsville AL GO	5.000%	5/1/33	5,000	5,466
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,119
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,704
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,171
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	3,961

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	5,000	5,064
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,826
Jefferson County AL Sewer Revenue	5.000%	10/1/23	3,500	3,685
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	487
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	638
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	629
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,739
1 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.040%	2/3/14 LOC	4,590	4,590
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,562
				338,615
Alaska (0.2%)
Alaska GO	5.000%	8/1/24	5,000	5,932
Alaska GO	5.000%	8/1/25	4,250	5,001
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,455
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	5,946
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,185
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,335
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	4,068
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	14,510	13,637
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	12,755	13,846
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,086
				60,491
Arizona (2.4%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,629
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,733
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,676
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,255
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,314
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,804
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,118
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,092
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,402
Arizona COP	5.000%	9/1/25 (4)	10,000	10,484
Arizona COP	5.000%	9/1/27 (4)	5,000	5,204

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	3,866
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,396
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,384
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	6,676
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	10,966
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	8,151
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.890%	2/5/20	12,500	12,283
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,297
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,585
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,440
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,215
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	26,670
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	36,711
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,962
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	28,591
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	15,047
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,523
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,162
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,351
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,292
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	12,992
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,377
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,639
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,197
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,412
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	8,180	8,345
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	2,000	2,040
Arizona Transportation Board Highway Revenue	5.000%	7/1/15 (Prere.)	9,460	10,098
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	11,144
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,115
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,677
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,449
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,580	15,929
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,193
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,192

Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,705
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,251
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,682
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,640
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,760
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,098
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,962
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,037
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,240
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,518
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,725
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	7,159
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	11,326
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,737
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,078
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/20	1,355	1,410
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/28	690	720
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/29	480	505
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/30	375	394
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,076
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,373
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,837
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,995
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/14	5,110	5,213
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,630
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,517
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,522
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,191
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	14,077

Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	7,840	7,997
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	19,000	19,381
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,849
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	5,862
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,636
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,904
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	4,200	4,444
Phoenix AZ GO	5.000%	7/1/20	5,150	5,832
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	11,079
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,423
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,212
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,197
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,949
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,021
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,027
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,333
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,245
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,464
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,388
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,053
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	21,307
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,010
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	289
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,604
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,081
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,338
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	14,867
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,075
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,058
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,629

3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,295
3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,326
3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,000	999
3 Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,546
				831,204
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,364
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,511
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,037
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,311
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,195
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,510
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,865
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,616
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,754
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,834
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,129
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,364
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,195
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,209
				32,894
California (12.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,472
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	2,944
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,386
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/28	4,165	4,678
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,590
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	5,862

Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,525	16,864
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	22,250
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	29,087
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,978
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,792
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	4,188
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,526
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	8,610
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	20,000	23,867
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	23,941
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,552
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,164
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	11,699
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	22,122
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	2,000	2,082
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	3,070	3,195
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,695	3,047
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,654
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	28,925	29,509
California Economic Recovery GO	5.000%	7/1/15	41,775	42,634
California Economic Recovery GO	5.000%	7/1/20	20,000	23,674
California Economic Recovery GO	5.250%	7/1/21	50,000	59,319
California Economic Recovery GO PUT	5.000%	7/1/14	30,940	31,555
California Economic Recovery GO VRDO	0.040%	2/3/14 LOC	1,800	1,800
California GO	5.000%	2/1/14 (Prere.)	13,000	13,000
California GO	5.000%	6/1/14 (Prere.)	8,580	8,716
California GO	5.000%	8/1/14	6,355	6,510
California GO	5.000%	3/1/15	6,000	6,314
California GO	6.000%	2/1/16	1,500	1,672
California GO	5.000%	4/1/16	10,000	11,009
California GO	5.000%	9/1/16	8,000	8,949
California GO	5.000%	3/1/17	3,000	3,399
California GO	5.000%	4/1/17	13,050	14,822
California GO	5.000%	4/1/17	9,500	10,790
2 California GO	0.790%	5/1/17	3,500	3,529
California GO	5.000%	10/1/17	20,000	23,041
California GO	5.500%	4/1/18	30,000	35,550

California GO	6.000%	4/1/18	11,480	13,859
California GO	5.000%	9/1/18	33,800	37,464
California GO	5.000%	12/1/18	85	86
California GO	5.500%	4/1/19	5,000	6,054
California GO	5.000%	4/1/20	18,000	20,914
California GO	5.000%	8/1/20	18,970	21,225
California GO	5.000%	11/1/20 (14)	5,000	5,702
California GO	5.000%	12/1/21	16,365	18,661
California GO	5.000%	3/1/22	6,375	6,892
California GO	5.000%	3/1/22 (2)	9,225	9,630
California GO	5.250%	9/1/22	35,000	42,252
California GO	5.250%	10/1/22	15,000	17,581
California GO	5.000%	3/1/23	36,120	37,636
California GO	5.000%	3/1/23	29,000	31,267
California GO	5.000%	3/1/24	30,115	32,385
California GO	5.000%	10/1/24	19,500	21,927
California GO	5.000%	10/1/25	20,000	22,934
California GO	5.500%	8/1/26	23,665	27,009
California GO	5.000%	10/1/26	31,140	35,198
California GO	5.000%	10/1/27	11,250	12,600
California GO	5.250%	10/1/27	26,440	30,428
California GO	5.000%	11/1/27	17,380	19,573
California GO	5.000%	2/1/28	12,500	13,855
California GO	5.000%	11/1/28	9,175	10,232
California GO	5.750%	4/1/29	2,395	2,760
California GO	5.250%	9/1/29	10,460	11,857
California GO	5.000%	10/1/29	27,000	29,587
California GO	5.250%	3/1/30	29,500	32,939
California GO	5.250%	9/1/30	25,480	28,663
California GO	5.750%	4/1/31	79,190	90,433
California GO	5.000%	6/1/31	3,000	3,081
California GO	5.000%	2/1/32	50,640	54,555
California GO	5.000%	2/1/33	79,605	85,262
California GO	6.500%	4/1/33	54,500	65,412
1 California GO TOB VRDO	0.210%	2/7/14 (4)	11,000	11,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,214
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/22	7,590	8,052
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	20,448
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	9,773
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	15,288
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,590
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,356
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,461
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,565
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,266
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,222

California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	3,981
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,678
1 California Health Facilities Financing Authority
Revenue (Dignity Health) TOB VRDO	0.100%	2/7/14 LOC	13,000	13,000
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,000	4,081
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,101
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,386
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,713
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,207
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,740
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	29,479
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	16,922
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	4,250	4,472
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,514
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,108
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,632
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,971
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,078
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,602
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	2/3/14 (ETM)	11,600	11,600
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	9,000	9,000
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.540%	4/1/14	25,800	25,815
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.320%	4/1/16	18,000	17,997
California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.040%	2/3/14 LOC	1,600	1,600
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,675

California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,218
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,720
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,817
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	5,183
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,388
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,290
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.040%	2/3/14 LOC	9,300	9,300
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.040%	2/3/14 LOC	4,100	4,100
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.040%	2/3/14 LOC	15,600	15,600
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,752
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	3,109
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,069
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,838
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,330
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,481
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	15,830	17,188
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,585	9,283
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	11,144
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	7,836
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,556
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,416
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	14,060
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	8,589
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,588
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	11,455
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,211

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,319
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,650	3,863
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,527
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/14 (ETM)	8,370	8,471
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (ETM)	9,980	10,573
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,750	9,275
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	4,985	5,284
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	5,700	6,042
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	11,820	12,529
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	10,000	10,600
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,230	16,143
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,235	16,149
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,765	9,291
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	9,650	10,229
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15 (Prere.)	7,500	7,950
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,874
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,181
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,122
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	15,850
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,341
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,484
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,551
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,165
California State University Revenue Systemwide	5.000%	11/1/26	14,775	16,113
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,789
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,423
California State University Revenue Systemwide	5.250%	11/1/29	7,790	8,815
California State University Revenue Systemwide	5.250%	11/1/30	7,960	8,961
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,417
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	40,681
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	23,897

1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.070%	2/7/14	650	650
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	506
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	3,973
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,531
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	830
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,686
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	421
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	7,757
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	16,275
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,392
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	18,222
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,232
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,323
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,347
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/25	2,000	2,318
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.360%	7/8/15	13,100	13,091
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/25	3,600	4,107
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	2,829
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,238
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	2,915
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,333
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,188
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	1,957
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,107
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,095
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,698
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,270
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,138
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,909
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,593
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,341
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	4,062
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	4,029
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	657
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	2,098
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	3,576
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	3,193
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	1,834

Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,015
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,153
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,571
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,341
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.125%	2/1/14 (Prere.)	5,200	5,200
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	11,500
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,137
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,042
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	38,000	40,345
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	3,275	3,374
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,561
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,200
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,546
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	137
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	2,285
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/14	9,000	9,096
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/15	6,505	6,762
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	12,545	13,366
Golden State Tobacco Securitization Corp.
California Revenue	4.500%	6/1/27	92,095	78,924
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	7,865
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,483
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,437
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,202
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	782
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,547
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	56
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	230	255
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	98
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	137
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,391
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,667
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,828
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,007
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,163
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,380

Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,681
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	8,014
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,662
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,481
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,425
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,537
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,589
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	4,347
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	14,022
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,475
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	25,216
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	12,276
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	2/3/14	1,700	1,700
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,826
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,609
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,107
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,673
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,727
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,336
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,526
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,315
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	25,338
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	33,564
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	26,434
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,268
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,316
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,879
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	10,578
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	8,248
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,599
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,346
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,122
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,136
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	11,401
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17	7,880	9,074
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,826
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,838
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,727
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,619

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,182
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,564
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,185
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	7,676
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,092
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,049
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,036
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,105
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	14,775	15,823
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,162
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,694
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,166
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,357
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,363
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,038
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,689
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	4,961
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	9,740	9,743
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	10,157
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	11,345
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	10,364
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	5,677
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	3,514
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,390
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	7,799
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	18,652
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,707
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,761
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,102
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,604
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	5,770
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	8,911
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	4,694
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	1,661
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	2,512
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	4,041
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	4,401
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,068

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,264
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	105	114
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	125	134
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	125	134
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	115
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,191
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	789
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,292
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.030%	2/7/14	41,100	41,100
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,851
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,623
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,197
Sacramento County CA GO	5.000%	2/1/15	9,190	9,526
Sacramento County CA GO	5.000%	2/1/17	4,650	5,071
Sacramento County CA GO	5.250%	2/1/18	6,140	6,810
Sacramento County CA GO	5.250%	2/1/19	4,940	5,509
Sacramento County CA GO	5.500%	2/1/20	4,700	5,299
Saddleback Valley CA Unified School District
GO	5.000%	8/1/14 (Prere.)	5,460	5,592
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,099
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,256
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,396
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,471
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	13,988
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	15,939
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	15,827
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,798
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	10,224
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,752
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,405
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,335
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,365
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,251
San Diego CA Community College District GO	5.000%	8/1/28	8,820	9,834
San Diego CA Community College District GO	5.000%	8/1/29	4,315	4,781
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,610
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	20,581
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,732

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	11,587
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,179
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	12,191
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	20,497
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	8,165
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,650
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,801
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,411
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,359
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,910
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	10,948
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	14,000	15,138
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	13,786
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	3,964
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	8,564
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	21,156
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,632
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	30,548
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,476
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,216
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	26,871
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,065
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,212
San Ramon Valley CA Unified School District
GO	5.000%	8/1/14 (Prere.)	12,800	13,110
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	3,906
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,234
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,890
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	6,609
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	4,957

Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,813
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	9,965
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	3,802
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,290	6,034
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	3,839
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	6,390
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	5,950
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,554
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,174
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,192
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,779
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	10,104
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	90	97
1 Sweetwater CA Unified School District GO TOB
VRDO	0.060%	2/7/14 (13)	2,845	2,845
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,490
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,078
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,199
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,244
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,213
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,429
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,596
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,375
University of California Revenue	5.000%	5/15/21	10,625	11,346
University of California Revenue	5.000%	5/15/23	1,500	1,752
University of California Revenue	5.500%	5/15/24	14,675	17,209
University of California Revenue	5.000%	5/15/26	12,915	14,664
University of California Revenue	5.000%	5/15/27	5,000	5,638
University of California Revenue	5.000%	5/15/28	25,995	29,474
University of California Revenue	5.000%	5/15/30	2,830	3,126
University of California Revenue	5.000%	5/15/32	21,800	24,046
University of California Revenue	5.000%	5/15/33	31,200	34,182
University of California Revenue	5.000%	5/15/34	38,420	41,904
University of California Revenue PUT	5.000%	5/15/23	47,000	55,682
1 University of California Revenue TOB VRDO	0.050%	2/3/14	4,800	4,800
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	4,353
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	5,384
Ventura County CA Community College District
GO	5.000%	8/1/24	1,070	1,263
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	5,047

Ventura County CA Community College District
GO	5.000%	8/1/25	1,300	1,511
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	5,049
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	4,681
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,134
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,125
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,117
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,138
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	1,998
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	1,980
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,743
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,642
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,956
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	6,002
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,479
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,474
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,739
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,654
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	4,978
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	6,723
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	989
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,112
				4,330,261
Colorado (1.5%)
Aurora CO COP	5.000%	12/1/19	1,050	1,224
Aurora CO COP	5.000%	12/1/20	2,000	2,291
Aurora CO COP	5.000%	12/1/21	3,505	4,000
Aurora CO COP	5.000%	12/1/22	4,730	5,396
Aurora CO COP	5.000%	12/1/23	4,465	5,070
Aurora CO COP	5.000%	12/1/24	4,215	4,786
Aurora CO COP	5.000%	12/1/25	5,475	6,160
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/24	1,000	1,172
Broomfield CO City & County COP	5.000%	12/1/24	2,685	2,974
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,100
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,240
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,033
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	5,890
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	41,147
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,351

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	55,467
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	14,000	14,607
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	8,572
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.240%	2/3/14	5,300	5,300
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,051
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	6,463
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	4,967
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,820
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	14,730
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	22,322
Denver CO City & County (Medical Facilities)
GO	5.000%	2/1/14 (Prere.)	7,065	7,065
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,536
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	16,655
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,324
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,504
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,316
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,489
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	15,711
Denver CO City & County COP VRDO	0.060%	2/3/14	21,450	21,450
Denver CO City & County COP VRDO	0.060%	2/3/14	7,320	7,320
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	22,425
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,872
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	7,183
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	12,647
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	20,528
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	5,000	3,520
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	12,312
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,593
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,661
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,767
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,718

University of Colorado Enterprise System
Revenue	5.000%	6/1/15 (Prere.)	6,515	6,928
University of Colorado Enterprise System
Revenue	5.000%	6/1/20 (14)	5,785	6,536
University of Colorado Enterprise System
Revenue	5.000%	6/1/21 (14)	90	95
University of Colorado Enterprise System
Revenue	5.500%	6/1/24	2,000	2,363
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,424
University of Colorado Enterprise System
Revenue	5.500%	6/1/26	2,750	3,226
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,361
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,788
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,729
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	3,017
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	2,039
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,139
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,440
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,451
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	10,955
				504,220
Connecticut (1.3%)
Connecticut GO	5.000%	4/15/14	13,690	13,828
Connecticut GO	5.500%	12/15/14	7,700	8,060
Connecticut GO	5.000%	4/15/15	16,155	17,095
Connecticut GO	5.000%	4/15/15	2,325	2,460
Connecticut GO	5.000%	5/1/15	1,865	1,977
2 Connecticut GO	0.540%	5/15/15	5,000	5,012
Connecticut GO	5.000%	11/1/15	5,000	5,417
Connecticut GO	5.000%	12/1/15 (14)	6,700	6,809
Connecticut GO	5.000%	12/15/15	14,345	15,621
Connecticut GO	5.000%	4/15/16	13,725	15,123
2 Connecticut GO	0.690%	5/15/16	8,400	8,407
2 Connecticut GO	0.690%	5/15/16	5,000	5,020
2 Connecticut GO	0.810%	5/15/17	5,000	5,031
Connecticut GO	5.000%	11/1/17	7,750	8,943
2 Connecticut GO	0.960%	5/15/18	14,000	14,030
Connecticut GO	5.000%	12/15/18	11,000	12,322
2 Connecticut GO	1.290%	4/15/20	17,000	17,365
Connecticut GO	5.000%	11/1/20	4,970	5,919
2 Connecticut GO	0.790%	3/1/21	4,305	4,271
Connecticut GO	5.000%	11/1/21	5,000	5,973
Connecticut GO	5.000%	4/15/22	6,005	7,128
Connecticut GO	5.000%	6/1/22	8,010	9,520
Connecticut GO	5.000%	9/15/22	6,830	8,141
Connecticut GO	5.000%	11/1/23	10,000	11,590
Connecticut GO	5.000%	10/15/24	10,805	12,531

Connecticut GO	5.000%	3/1/25	19,440	22,464
Connecticut GO	5.000%	11/1/26	9,250	10,483
Connecticut GO	5.000%	4/15/32	4,000	4,353
Connecticut GO	5.000%	8/15/32	20,000	22,006
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,082
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	15,446
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,407
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	12,000	12,000
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/14	7,315	7,581
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	8,196
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	13,779
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,368
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	22,484
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	14,117
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,413
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,000	17,042
Hartford CT GO	5.000%	4/1/28	2,055	2,229
Hartford CT GO	5.000%	4/1/30	2,000	2,144
				437,187
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,574
Delaware GO	5.000%	10/1/16	19,895	22,322
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	10,972
University of Delaware Revenue	5.000%	11/1/22	1,000	1,138
				38,006
District of Columbia (0.4%)
District of Columbia GO	0.000%	6/1/14 (14)	16,650	16,626
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,074
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,506
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,841
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,762
District of Columbia Revenue (American
University) VRDO	0.060%	2/3/14 LOC	3,200	3,200
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	6,145
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,335
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	7,209
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,759
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	26,339

District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	10,602
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,652
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,497
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	7,695	8,461
				140,008
Florida (7.1%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,569
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,552
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,054
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,294
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,570
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,573
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,123
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,066
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,258
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,111
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,509
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,209
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	2,990
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,293
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,386
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	7,996
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,389
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	8,806
Broward County FL GO	5.000%	1/1/20	9,185	10,878
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,875
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,059
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/22	10,650	12,628
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,282
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/14 (14)	35,000	35,142
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	20,357
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	70,000	74,353
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	11,002
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,603
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	23,000	26,146
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/16	50,000	55,010

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,988
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,242
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,978
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	8,430
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	4,843
Florida Board of Education Capital Outlay GO	5.000%	6/1/22	7,050	8,404
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	11,531
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,658
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,232
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,472
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,421
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,640
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	12,012
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,519
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,861
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	16,249
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,855
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,576
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	17,398
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	3,910	3,974
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,005	4,070
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,367
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	5,894
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,473
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,446
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	28,060
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,568
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	3,981
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	5,809
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,624
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,469
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,908
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/27	2,600	2,942
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/30	15,000	16,607
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,505
Florida Department of Environmental Protection

& Preservation Revenue	5.000%	7/1/17	8,175	9,312

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,755
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,610
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	9,994
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,740
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,325
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,367
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,419
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,764
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,938
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	10,835
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,271
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,929
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,699
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	11,801
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,377
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,993
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	998
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	14,000	14,283
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	50,000	55,232
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,856
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,695
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,334
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,340
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,576
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,189
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,626
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,555
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,450
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,406
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,942
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,474
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,314
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	8,117
Gainesville FL Utilities System Revenue VRDO	0.050%	2/3/14	37,700	37,700
Gainesville FL Utility System Revenue VRDO	0.060%	2/3/14	10,710	10,710
Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,852

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	888
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	206
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	135
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	157
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	282
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,450
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,326
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,825
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,493
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,462
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,071
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	875	937
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,016
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,469
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,069
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	135	144
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,296
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,066
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	740	789

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	500	532
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,393
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,494
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,681
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,121
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,910
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,082
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	12,984
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	12,500	12,935
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,050
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,170
Hillsborough County FL School Board (Master
Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,465
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	12,000	13,183
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	15,263
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	16,305
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,010
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,573
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,833
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	702
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	869
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,065
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,261
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	4,993
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,215
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,235
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/17	6,000	6,900

Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,268
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	6,668
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	17,495	18,755
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,087
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,355
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,650
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	13,924
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,177
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,062
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,399
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,868
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,336
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,181
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	504
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,017
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,157
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,446
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,735
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.050%	2/7/14 LOC	1,275	1,275
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,480
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,531
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,528
Manatee County FL Revenue	5.000%	10/1/26	1,410	1,606
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,787
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,628
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,184
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	1,250	1,382
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	2,000	2,171
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	2,000	2,145
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,250	2,378
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,338
1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.080%	2/7/14	7,600	7,600
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,036
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,624
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,884
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,534
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	6,966
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	7,536
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,213

	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	5.000%	10/1/30	5,500	5,731
1	Miami-Dade County FL Aviation Revenue
	(Miami International Airport) TOB VRDO	0.050%	2/7/14 (13)	5,620	5,620
	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	13,871
	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	10,998
	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,243
	Miami-Dade County FL Educational Facilities
	Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,718
	Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	10,277
	Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,742
	Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,362
	Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,967
	Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,628
	Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,934
	Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	28,298
	Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,757
	Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	30,954
	Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,857
	Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,484
	Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,261
	Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,194
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,939
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.590%	2/6/14 LOC	16,625	16,625
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.590%	2/6/14 LOC	16,545	16,545
1	Miami-Dade County FL School Board COP TOB
	PUT	0.670%	2/6/14 LOC	13,120	13,120
[1,2] Miami-Dade County FL School Board COP TOB
	PUT	0.720%	3/19/14 LOC	27,245	27,245
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,554
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	2,846
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/24	2,000	2,221
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/25	2,750	3,022
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/26	11,340	12,360
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/27	2,500	2,699
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/28	8,840	9,422
	Miami-Dade County FL Special Obligation
	Revenue	0.000%	10/1/29	5,000	2,220
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/29	10,000	10,583
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/30	12,000	12,628
	Miami-Dade County FL Special Obligation
	Revenue	5.000%	10/1/30	4,000	4,209
	Miami-Dade County FL Special Obligation
	Revenue	0.000%	10/1/31	2,155	839

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	14,117
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,055
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	12,019
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.040%	2/3/14 LOC	16,964	16,964
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,331
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,217
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	8,537
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	6,638
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,742
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,529
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,221
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,232
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,970
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,667
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,411
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,737
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,215
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,758
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	21,236
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	17,111
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	18,447
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	13,411
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,257
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,668
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	23,030	24,542
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	14,875	15,745
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,910
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	4,726
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	4,500	4,653
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,611
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,414
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,618
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,882

Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,997
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	15,000	17,034
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,607
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,525
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,472
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	10,844
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	2,840
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,521
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,303
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,069
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,606
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,205
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,501
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,553
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	9,743
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,221
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,334
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,409
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,801
1 South Florida Water Management District COP
TOB VRDO	0.060%	2/3/14	3,000	3,000
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,574
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,792
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,667
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,122
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	4,618
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	4,790
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,109
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	10,000	10,038
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	12,565
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,543
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,412
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,581
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	4,189
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	20,883
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	14,903

Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	14,686	15,343
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,120
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,192
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,086
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,084
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,602
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,058
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,675	2,882
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,176
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	9,450	10,181
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	11,355	12,234
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	13,470	14,512
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,387
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	15,100	16,269
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,387
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,664
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,691
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,113
				2,451,503
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,620
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,497
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,285
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,587
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,732
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,778
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,529
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,866
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,826
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,916
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,293
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,322
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,219
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,369
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	7,874
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	18,319
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	6,694
2 Atlanta GA Water & Wastewater Revenue PUT	1.607%	11/1/18	21,685	21,850
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,679
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,409
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,357
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,296

Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	4,000	4,362
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/29	3,500	3,775
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/30	2,500	2,672
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,142
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	7,945
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,889
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,193
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,102
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,388
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,431
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,597
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,631
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,722
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,436
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,357
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,940
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,938
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	10,892
Georgia GO	5.000%	7/1/14	7,800	7,959
Georgia GO	5.000%	7/1/14	7,290	7,438
Georgia GO	5.500%	7/1/14	10,750	10,991
Georgia GO	5.000%	10/1/14	18,385	18,981
Georgia GO	5.000%	7/1/15	15,000	16,022
Georgia GO	5.000%	7/1/15	28,875	30,843
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,611
Georgia GO	5.000%	10/1/15	16,495	17,804
Georgia GO	5.000%	12/1/15	10,000	10,867
Georgia GO	5.000%	7/1/16	8,625	9,585
Georgia GO	5.000%	7/1/16	2,705	3,006
Georgia GO	5.000%	7/1/16	18,290	20,326
Georgia GO	5.000%	7/1/16	5,300	5,658
Georgia GO	5.000%	11/1/17	5,590	6,477
Georgia GO	5.000%	7/1/19	16,515	19,739
Georgia GO	5.000%	7/1/19	10,050	12,012
Georgia GO	5.000%	7/1/20	14,920	17,937
Georgia GO	5.000%	9/1/20	10,000	12,040
Georgia GO	5.000%	11/1/20	9,240	11,140
Georgia GO	5.000%	1/1/22	9,415	11,336
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	6,045	6,627
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	13,955

Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,588
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,474
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,048
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	27,832
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	17,002
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	22,587
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	28,840
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	18,402
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,911
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	8,482
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,609
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,388
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,684
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,340	2,580
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	34
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	26,881
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,489
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	41,471
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	11,803
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/28	70	77
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,667
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,506
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,039
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,508
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,695
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,454
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,388
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,972
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,798
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	60,700
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	7,181
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	8,795
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,749
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,093
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,282

Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,247
				920,339
Guam (0.0%)
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,413

Hawaii (0.6%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	18,135
Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,226
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,161
Hawaii GO	5.000%	10/1/14 (Prere.)	3,000	3,097
Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	4,946
Hawaii GO	5.000%	6/1/16	4,295	4,756
Hawaii GO	5.000%	11/1/16	8,275	9,306
Hawaii GO	5.000%	7/1/17 (2)	45,035	47,982
Hawaii GO	5.000%	12/1/18	9,250	10,919
Hawaii GO	5.000%	12/1/20	4,480	5,360
Hawaii GO	5.000%	11/1/22	11,155	13,316
Hawaii GO	5.000%	12/1/22	10,000	11,763
Hawaii GO	5.000%	11/1/24	22,305	25,969
Hawaii GO	5.000%	3/1/25 (4)	1,485	1,618
Hawaii GO	5.000%	11/1/25	7,500	8,657
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,483
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,389
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,056
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,581
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,120
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,213
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,597
				205,650
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,266
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,123
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	12,050	13,868
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	4,995
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,793
				28,045
Illinois (6.8%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,228
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	2,435	2,688
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,971
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,792
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,753
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,660
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,122
Chicago IL Board of Education GO	5.000%	12/1/19	2,600	2,898
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,656
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	5,901
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,602
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	21,387
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,495
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,702
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,993
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,148
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,936

Chicago IL Board of Education GO	5.250%	12/1/25	10,500	10,929
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	13,018
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	4,990	2,414
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	22,500	10,209
Chicago IL Board of Education GO	0.000%	12/1/30 (14)	10,000	3,902
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	4,500	1,635
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	27,180	9,873
Chicago IL Board of Education GO	5.000%	12/1/33	20,030	19,979
Chicago IL Board of Education GO	5.000%	12/1/34	9,245	9,197
1 Chicago IL Board of Education GO TOB PUT	0.750%	2/21/14 LOC	75,000	75,000
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,546
Chicago IL GO	5.500%	1/1/17 (4)	18,430	20,588
Chicago IL GO	5.000%	1/1/18	1,525	1,690
Chicago IL GO	5.000%	1/1/18 (4)	17,530	18,060
Chicago IL GO	5.000%	1/1/21	5,490	5,855
Chicago IL GO	5.000%	1/1/21 (4)	18,155	19,009
Chicago IL GO	0.000%	1/1/22	4,750	3,368
Chicago IL GO	0.000%	1/1/23	4,900	3,278
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,220
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,357
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,067
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	37,796
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,503
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,434
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,777
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,565
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	25,139
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	10,009
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,005
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,751
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,307
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,013
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,363
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,055
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,648
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,311
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,084
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,819
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,608
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,187
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,170
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,401
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,390
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,033
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	14,471
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	10,723
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,037
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,050
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,362
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,875
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/14	4,200	4,262
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,389
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,767

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,228
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,559
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,369
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,538
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,264
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,480
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,577
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	33,046
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,873
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	31,779
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	11,562
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	10,646
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,433
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,438
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,782
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,876
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,652
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,163
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,131
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,227
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,700
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,066
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,070
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,250
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,215
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,206
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,192
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,174
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,134
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,094
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,703
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,420
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,822
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,529
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,421
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,654
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,287
Cook County IL GO	5.000%	11/15/18	8,000	9,252
Cook County IL GO	5.000%	11/15/20	7,500	8,485
Cook County IL GO	5.000%	11/15/21	5,410	6,019
Cook County IL GO	5.250%	11/15/28	35,500	37,831
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,179
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,306

Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,305
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	2,014
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,074
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,583
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,244
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,677
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,126
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,517
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,406
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	10,000	10,000
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,894
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,739
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,262
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,249
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	11,120
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/23	3,000	3,581
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	4.375%	7/1/14	7,500	7,626
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,555
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,212
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	10,785
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	15,442
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	7,566
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,725	20,317
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	15,819
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	22,698
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	871
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,225	6,624
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,636

Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	3,926
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,620
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,688
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,762
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,839
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,912
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	1,990
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,192
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	8,853
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,030
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.060%	2/3/14	1,605	1,605
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,192
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,052
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	11,842
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	25,796
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/23 (14)	5,000	5,227
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/28 (14)	3,000	3,245
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	11/1/29	7,000	7,900
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,144
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,379
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/18	3,555	4,142
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,648
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,734
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,313
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,322
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,580
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,885
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,359

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,906
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	4,875
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,678
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,746
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	5,760
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,137
Illinois GO	5.250%	10/1/14	10,400	10,444
Illinois GO	5.000%	1/1/15	6,050	6,294
Illinois GO	5.000%	1/1/16	2,010	2,165
Illinois GO	5.000%	1/1/16	7,500	8,079
Illinois GO	5.000%	8/1/16	40,000	43,942
Illinois GO	5.000%	1/1/17	22,985	25,411
Illinois GO	5.000%	3/1/17	1,550	1,721
Illinois GO	5.000%	8/1/17	8,760	9,822
Illinois GO	5.000%	1/1/19	15,475	17,522
Illinois GO	5.000%	1/1/20 (4)	8,635	9,785
Illinois GO	5.000%	8/1/20	23,000	25,962
Illinois GO	5.000%	1/1/21 (4)	21,470	24,016
Illinois GO	5.250%	1/1/21	7,425	8,491
Illinois GO	5.000%	7/1/21	7,000	7,905
Illinois GO	5.000%	8/1/21	25,000	28,235
Illinois GO	5.000%	1/1/22	2,740	2,987
Illinois GO	5.000%	7/1/22	7,000	7,800
Illinois GO	5.000%	8/1/22	12,500	13,923
Illinois GO	5.000%	7/1/23	6,000	6,638
Illinois GO	5.000%	8/1/23	17,000	18,813
Illinois GO	5.500%	7/1/24	19,000	21,601
Illinois GO	5.000%	11/1/24 (2)	5,000	5,136
Illinois GO	5.000%	4/1/26 (2)	12,600	13,001
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.000%	6/1/26	5,100	5,398
Illinois GO	5.500%	7/1/26	7,000	7,782
Illinois GO	5.500%	7/1/27	8,000	8,750
Illinois GO	5.250%	7/1/31	6,000	6,319
Illinois GO	5.000%	9/1/31	2,500	2,546
Illinois GO	5.500%	7/1/33	3,300	3,501
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,310
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,244
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	14,561
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,728
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,915
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,521
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,047
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,599
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,443
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,484
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,493
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	26,395

Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,392
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	23,000	24,534
3 Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	14,866
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,464
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	21,657
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,223
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,370
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,360
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,660
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,785
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,023
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,545
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,551
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,510
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	15,000	16,614
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	2,913
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,205	5,870
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,361
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	14,350	15,202
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,000	3,116
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,525
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,337
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	4,469
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,845
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,371
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,732
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	10,880
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	33,336
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,478
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	21,623
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	13,965
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	14,926
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	17,649
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	6,135
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,437

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	13,827
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	25,685	27,610
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/14 (12)	2,800	2,786
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,746
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,783
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,897
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,694
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,676
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	37,000	41,408
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,092
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,516
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,747
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,160
Springfield IL Water Revenue	5.000%	3/1/31	2,000	2,143
Springfield IL Water Revenue	5.000%	3/1/32	2,000	2,136
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	14,895
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,923
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,766
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,299
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,939
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	8,906
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,777
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	9,571
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	4,828
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	445
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	5,308
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	2,528
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,113
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,079
				2,320,454

Indiana (1.4%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,310
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,833
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,846
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/25 (14)	2,875	2,985
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	166
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15 (ETM)	3,865	4,124
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,805
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,799
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,560
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,811
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,879
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	4,016
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,202
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,635
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,250
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,648
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,473
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,775
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,733
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,689
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,660
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,192
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,593
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,372

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,111
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,166
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,070
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,350
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.050%	2/3/14	3,600	3,600
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.050%	2/3/14	40,000	40,000
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	10,157
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	6,652
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,420
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,913
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,561
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	10,963
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,133
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,905
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	19,602
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	2/3/14	1,140	1,140
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	9,188
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,298
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,291
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,972
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,072
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,786
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,381
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,615
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,125
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,528
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,351
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,129
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,108
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,221

Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,718
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,656
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,989
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,415
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,493
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,803
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,730
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,870
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,906
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,621
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,150
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,372
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,258
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,089
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,924
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,012
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,571
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,891
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	4,795
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,307
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	13,483
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	11,957
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,654
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	41,705	42,016
				480,844
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,114
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,110
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,613
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	5,964

Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,900	6,817
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	30,000	28,921
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,760
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,084
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,343
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,470
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,518
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,339
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,338
				98,391
Kansas (0.3%)
	4.75
Cowley County KS Unified School District GO
	0%	9/1/18 (Prere.)	380	432
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,984
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,725
Kansas Department of Transportation Highway
Revenue VRDO	0.030%	2/7/14	12,500	12,500
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,061
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,037
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,052
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,663
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,101
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,420
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,531
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,908
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,344
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,238
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,167

Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,146
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	691
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,267
Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,316
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,421
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,195
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,527
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,099
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,646
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,640
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,640
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,468
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,607
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,126
				98,952
Kentucky (0.7%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,871
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,222
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,977
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,062
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,668
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,265
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,181
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,622
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,342
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,843
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	8,247

Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,879
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,193
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,162
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,000	40,214
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	7,082
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,800
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,664
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,664
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,321
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,420	909
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	11,203
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	8,003
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	7,974
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,398
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	5,837
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,679
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	15,556
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	9,328
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,338
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,229
				223,733
Louisiana (1.3%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	5,870

Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/27	2,800	2,995
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,118
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,138
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,186
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,132
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,114
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	15,700
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	21,530
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,682
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,727
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,590
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.669%	5/1/18	31,500	31,484
Louisiana GO	5.000%	8/1/14 (14)	22,880	23,436
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,680
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	27,773
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	10,758
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	29,376
Louisiana GO	5.000%	11/15/17	10,000	11,585
Louisiana GO	5.000%	11/15/17	17,040	19,740
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,141
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,150
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,192
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,859
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,024
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,503
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	16,981
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,976
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,228
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,391

Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,384
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,700
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,243
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,672
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	15,758
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/23	1,585	1,779
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,380
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,024
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	5,482
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,094
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,466
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,083
Louisiana State University Revenue	5.000%	7/1/32	2,765	2,955
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,849
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	1,989
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,692
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,148
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,492
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,764
New Orleans LA GO	5.000%	12/1/23	2,250	2,454
New Orleans LA GO	5.000%	12/1/24	2,500	2,724
New Orleans LA GO	5.000%	12/1/25	2,500	2,693
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,105
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,441
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,471
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	18,275
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	10,038
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	12,385
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	4,997
				431,596
Maine (0.0%)
Maine GO	5.000%	6/1/16	3,770	4,175
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,128
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,111
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,107
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,752
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,077
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,841
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,269
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,341
				14,801

Maryland (1.2%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/14 (Prere.)	1,365	1,412
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/14 (Prere.)	2,185	2,260
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,790
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,412
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	1,959
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,751
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,125
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,300
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,098
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,585
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,190
Howard County MD GO	5.000%	8/15/17	3,330	3,834
Howard County MD GO	5.000%	8/15/20	14,125	16,942
Howard County MD GO	5.000%	8/15/21	14,440	17,358
Howard County MD GO	5.000%	8/15/24	4,500	5,244
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,825	1,942
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	7,078
Maryland GO	5.000%	8/1/15	19,620	21,031
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	16,343
Maryland GO	5.000%	8/1/15	3,225	3,457
Maryland GO	5.000%	3/1/16	2,900	3,181
Maryland GO	5.000%	8/1/16	1,100	1,226
Maryland GO	5.000%	8/1/16	1,010	1,126
Maryland GO	5.000%	8/1/16	10,000	11,148
Maryland GO	4.000%	8/15/16	3,025	3,301
Maryland GO	5.000%	3/1/17	3,440	3,908
Maryland GO	5.000%	8/1/17	20,000	23,007
Maryland GO	5.000%	3/15/18	20,000	23,323
Maryland GO	4.500%	8/1/18	35,465	40,927
Maryland GO	5.000%	8/1/18	22,710	26,706
Maryland GO	5.000%	3/15/19	15,935	18,950
Maryland GO	5.000%	8/1/19	2,315	2,770
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	918
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,009
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,715
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	3,993
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,039
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,046
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	7,080	7,380

Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	6,848
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,137
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,300
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,409
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,863
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,946
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,638
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,225
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	954
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,263
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,720
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	13,294
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,738
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,402
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,518
Montgomery County MD GO	5.000%	7/1/15	15,000	16,022
Montgomery County MD GO	5.000%	7/1/16	1,500	1,667
Montgomery County MD GO	5.000%	7/1/17	3,460	3,970
Montgomery County MD GO	5.000%	7/1/21	2,275	2,743
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,583
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,006
				417,030
Massachusetts (3.7%)
Boston MA GO	5.000%	4/1/16	3,410	3,753
Boston MA GO	5.000%	8/1/17	5,035	5,792
Boston MA GO	5.000%	2/1/22	4,235	5,092
Boston MA GO	5.000%	2/1/23	4,760	5,648
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	17,902
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	5,000	6,003
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.250%	2/7/14	40,953	40,952
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,490
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,576

Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,252
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,511
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,359
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	6,675
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,811
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,088
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,330
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,754
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,356
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,277
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,366
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	1,985
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,348
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,435
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,622
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,715
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,170
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,228
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,444
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.050%	2/3/14 LOC	3,460	3,460
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	7,878
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	15,835
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,735
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,889
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,121
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,045
Massachusetts GO	5.000%	1/1/15	1,500	1,566
2 Massachusetts GO	0.440%	2/1/15	7,500	7,502
Massachusetts GO	5.000%	8/1/15	11,745	12,595
Massachusetts GO	5.250%	8/1/15	5,000	5,380
Massachusetts GO	5.000%	9/1/15	14,360	15,452
2 Massachusetts GO	0.330%	2/1/16	40,060	40,082
Massachusetts GO	5.250%	8/1/16	5,615	6,293

2 Massachusetts GO	0.560%	9/1/16	2,000	2,008
Massachusetts GO	5.000%	9/1/16	7,710	8,620
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	27,887
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	83,092
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	56,912
Massachusetts GO	5.000%	8/1/17	24,060	27,641
Massachusetts GO	5.500%	11/1/17	10,000	11,755
Massachusetts GO	5.500%	11/1/17 (14)	20,100	23,629
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,229
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,974
Massachusetts GO	5.500%	10/1/18	9,500	11,403
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,592
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,386
Massachusetts GO	5.250%	8/1/21	20,870	25,286
Massachusetts GO	5.000%	8/1/25	20,000	23,139
Massachusetts GO	5.000%	4/1/27	28,000	31,844
Massachusetts GO	5.000%	4/1/29	26,675	29,601
1 Massachusetts GO TOB VRDO	0.060%	2/3/14	2,000	2,000
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,007
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	18,263
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,797
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,154
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,903
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,144
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,351
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,634
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,213
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,244
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,535
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	2/3/14	3,200	3,200
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.050%	2/3/14	1,700	1,700
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.250%	7/1/25	6,815	7,119
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,244
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	4,023
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	44,096
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	7,297
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,235
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,880	4,163

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	5,167
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	23,255	24,953
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	10,732
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	23,251
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,686
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	36,977
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	1,105	1,168
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,075
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	8,747
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,356
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,982
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	29,860	35,001
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	12,977
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	16,466
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	10,651
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	13,678
Massachusetts Water Pollution Abatement Trust
Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,252
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	32,560	37,463
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	25,712
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,641
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	3,883
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,547
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,206
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,515
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.300%	2/7/14 LOC	38,275	38,275
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,299
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,767
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,551

Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	12,470
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	11,853
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	12,357
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19 (2)	25,625	27,658
				1,271,544
Michigan (2.6%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,092
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,583
3 Dearborn MI School District GO	5.000%	5/1/26	3,755	4,162
3 Dearborn MI School District GO	5.000%	5/1/27	3,650	4,020
3 Dearborn MI School District GO	5.000%	5/1/28	3,635	3,953
3 Dearborn MI School District GO	5.000%	5/1/30	4,000	4,283
3 Dearborn MI School District GO	5.000%	5/1/32	3,150	3,334
Detroit MI GO	5.000%	4/1/14 (12)	9,780	9,772
Detroit MI GO	5.000%	4/1/15 (12)	7,970	7,910
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,410
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,515
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	12,807
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,574
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	5,662
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	10,958
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	4,913
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	7,534
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	8,514
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	3,911
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	3,900
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	26,418
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	3,905
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,443
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,655
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,206
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,091
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,671
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	18,666
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	11,500	12,053
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,573
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,735
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,734
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,281
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,419
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,328
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	913
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	459

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,274
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	425
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,643
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	74,586
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	59,230
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	46,456
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,299
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,640
Michigan GO	5.000%	5/1/17	33,880	38,612
Michigan GO	5.250%	9/15/25 (4)	10,810	11,949
Michigan GO	5.250%	9/15/26 (4)	12,805	14,154
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	30,200	30,488
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,724
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,283
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	16,498
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,170
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,781
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,787
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,359
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,279
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,454
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	8,628
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,673
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,613
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,559
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	34,094
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	23,043
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	27,840
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	16,793
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,449

Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,591
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,142
University of Michigan Revenue	5.000%	4/1/17	30,000	34,165
2 University of Michigan Revenue PUT	0.240%	4/1/15	25,100	25,092
University of Michigan University Revenue
VRDO	0.030%	2/7/14	32,200	32,200
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,555
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	5,915
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,171
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,027
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	6,718
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,553
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,398
				898,667
Minnesota (1.0%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	2,051
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,505
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,786
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,033
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,465
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,387
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,697
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,523
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	16,712
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	18,188
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,173
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	5,169
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,152

Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	1,981
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,368
Minnesota COP	5.000%	6/1/17	7,745	8,503
Minnesota COP	5.000%	6/1/18	7,135	7,828
Minnesota COP	5.000%	6/1/19	8,540	9,370
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,653
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,876
Minnesota GO	5.000%	11/1/14	19,275	19,977
Minnesota GO	4.000%	12/1/14	3,730	3,850
Minnesota GO	5.000%	12/1/14	8,150	8,479
Minnesota GO	5.000%	11/1/15	19,775	21,418
Minnesota GO	5.000%	12/1/15	8,150	8,857
Minnesota GO	5.000%	12/1/16	5,145	5,804
Minnesota GO	5.000%	8/1/17	1,000	1,150
Minnesota GO	5.000%	10/1/24	10,000	11,660
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,239
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,911
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,978
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,874
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,133
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,027
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,954
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	23,470
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,447
University of Minnesota Revenue	5.000%	12/1/14	9,840	10,238
University of Minnesota Revenue	5.000%	12/1/15	16,235	17,643
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,367
University of Minnesota Revenue	5.000%	4/1/22	500	573
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,877
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,951
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,307
University of Minnesota Revenue	5.250%	12/1/27	5,000	5,877
University of Minnesota Revenue	5.250%	12/1/28	7,045	8,247
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,456
University of Minnesota Revenue	5.250%	12/1/29	3,500	4,086
				338,270
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/23	1,000	1,161
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/24	1,625	1,885
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	2,880

Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	2,880
Mississippi GO	5.500%	12/1/16	3,435	3,920
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	19,609
Mississippi GO	5.000%	12/1/20	10,000	11,411
Mississippi GO	5.000%	10/1/30	12,035	13,410
Mississippi GO	5.000%	10/1/31	11,735	13,018
Mississippi GO	5.000%	12/1/31	11,250	12,623
Mississippi GO	5.000%	12/1/32	7,000	7,811
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,851
				93,459
Missouri (0.5%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,073
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,091
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	1,997
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,059
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,120
Kansas City MO Airport Revenue	5.000%	9/1/14 (ETM)	10,000	10,280
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,746
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	6,657
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,265
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,239
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,072
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,161
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,803
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	3,974
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,559
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,810

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	5,921
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,579
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,709
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,240
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	20,039
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,815
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.060%	2/3/14	8,910	8,910
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.040%	2/3/14	4,300	4,300
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,825	2,164
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	13,368
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	17,201
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	7,016
				172,168
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/23	7,800	7,506

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	9,727
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,063
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	896
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,416
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,065
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,119
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,444

Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,394
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,292
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,664
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,850	3,016
Nebraska Educational Finance Authority
Revenue (Creighton University) VRDO	0.050%	2/3/14 LOC	6,500	6,500
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,035
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,088
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,944
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,382
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,757
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,904
				63,706
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,580
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,597
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,258
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,759
Clark County NV GO	5.000%	7/1/33	7,915	8,528
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	6,937
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	6,141
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	15,831
Clark County NV School District GO	5.000%	6/15/14	6,320	6,434
Clark County NV School District GO	5.000%	6/15/20	14,335	15,974
Clark County NV School District GO	5.000%	6/15/21	8,980	9,974
Clark County NV School District GO	5.000%	6/15/22	14,655	16,156
Clark County NV School District GO	5.000%	6/15/23	16,360	18,109
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,677
Clark County NV School District GO	5.000%	6/15/25	12,445	13,683
Clark County NV School District GO	5.000%	6/15/26	29,900	32,999
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,375
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	5,000	5,082
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,678
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,532
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	17,020
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	16,098
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,716
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	4,866
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	5,786
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,145
Nevada GO	5.000%	12/1/14 (4)	8,435	8,772

Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,806
				271,513
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,172
New Hampshire GO	5.000%	2/15/19	1,010	1,192
New Hampshire GO	5.000%	8/15/19	1,500	1,783
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,311
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,145
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,256
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,569
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,743
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	10,717
				33,888
New Jersey (4.9%)
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	11,945
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,328
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,394
Jersey City NJ GO	5.000%	3/1/16	1,390	1,511
Jersey City NJ GO	5.000%	3/1/20	1,610	1,853
Jersey City NJ GO	5.000%	3/1/21	1,200	1,377
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,032
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,612
New Jersey COP	5.000%	6/15/17	4,840	5,487
New Jersey COP	5.250%	6/15/28	4,675	5,008
New Jersey COP	5.250%	6/15/29	1,000	1,067
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	1,100	1,122
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	1,055	1,077
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	14,000	15,449
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,096
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	10,695
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,169
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,475
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	43,221

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	20,000	23,040
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	26,259
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	33,410	39,272
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,426
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,926
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,715
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	61,284
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,128
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	17,716
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,332
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	19,010
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	21,200
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,602
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,370
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,987
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,380
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,465
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	40,455	41,598
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.160%	2/7/14 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,206
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,246
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,241
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,356

New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.040%	2/3/14	7,600	7,600
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	26,898
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	5,223
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,408
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,773
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,146
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,624
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,807
New Jersey GO	5.250%	7/1/14 (4)	25,000	25,536
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,123
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,677
New Jersey GO	5.000%	8/15/20	30,000	35,656
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/21	8,140	9,327
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	3,415	3,827
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/25	12,965	14,358
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/26	12,505	13,724
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/28	13,835	14,862
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/29	2,735	2,929
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/33	5,000	5,213
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,241
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	10,007
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,938
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,381

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,618
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,758
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,440
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,273
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,254
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,080
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	5,000	5,065
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/18	1,925	2,067
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,375	3,416
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	21,427
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.050%	2/3/14 LOC	5,800	5,800
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	5,530	6,036
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	115
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	11,244
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	23
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,180
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	10,737
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,084
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	5,750
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	7,842
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	6,956
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	12,126
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	17,680	18,897
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,917
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,454
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	17,311
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,934

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,234
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	29,672
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	8,522
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	33,106
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,686
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	30,000	36,053
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	12,959
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	29,893
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	11,503
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,490
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,930
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	36,220
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	26,213
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	30,293
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	22,858
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	588
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	74,680	43,895
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	19,000	10,506
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	50,913
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	19,620	21,221
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,803
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	10,000	4,868
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	12,500	13,437
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	15,325	6,976
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	14,800	6,266
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,585
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	5,000	1,856
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.070%	2/7/14 (4)	10,000	10,000

1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.250%	2/7/14 LOC	32,735	32,735
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	22,312
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,022
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,577
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	36,460	38,989
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	25,069
Newark NJ GO	5.000%	10/1/19	3,505	4,041
Newark NJ GO	5.000%	10/1/20	2,455	2,828
Rutgers State University New Jersey Revenue
VRDO	0.040%	2/3/14	8,500	8,500
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,400
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,711
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,073
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	11,877
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	15,539
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	17,297
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	18,358
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,805	33,092
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	35,522	33,324
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	33,410	28,865
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,350
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,403
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,104
				1,685,836
New Mexico (0.3%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	18,447
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,758
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,775
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,680
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	30,525	31,106
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	18,000	18,342
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	8,185
				86,293
New York (16.1%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,263
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,733

Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,802
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,192
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	7,000	7,098
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,750	3,803
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,000	3,042
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,059
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,589
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,591
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,510
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	6,936
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,721
Freeport NY GO	5.000%	1/15/20	2,070	2,408
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,193
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,470
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,310
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	22,547
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	10,505
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/16	4,630	5,085
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,093
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,000	3,195
Nassau County NY GO	4.000%	10/1/22	8,755	9,148
Nassau County NY GO	4.000%	10/1/23	5,245	5,422
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	2/7/14	34,400	34,400

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,901
New York City NY GO	5.000%	8/1/14 (ETM)	415	425
New York City NY GO	5.000%	8/1/14	6,085	6,233
New York City NY GO	5.000%	8/1/14	2,505	2,566
New York City NY GO	5.000%	8/1/14	2,500	2,561
New York City NY GO	5.250%	9/1/14 (ETM)	135	139
New York City NY GO	5.000%	11/1/14 (Prere.)	2,400	2,487
New York City NY GO	5.000%	4/1/15 (4)(ETM)	1,850	1,954
New York City NY GO	5.000%	4/1/15 (4)	2,910	3,073
New York City NY GO	5.000%	6/1/15 (Prere.)	3,960	4,211
New York City NY GO	5.750%	8/1/15 (2)	1,135	1,140
New York City NY GO	5.000%	2/1/16 (Prere.)	35	38
New York City NY GO	5.000%	8/1/16	5,000	5,558
New York City NY GO	5.000%	8/1/17	7,610	8,681
New York City NY GO	5.000%	3/1/18	1,990	2,293
New York City NY GO	5.000%	6/1/19	8,675	10,207
New York City NY GO	5.000%	8/1/19	12,130	13,741
New York City NY GO	5.000%	8/1/19	4,500	5,305
New York City NY GO	5.000%	8/1/19	5,000	5,894
New York City NY GO	5.000%	8/1/19	3,100	3,654
New York City NY GO	5.000%	8/1/20	32,355	37,461
New York City NY GO	5.000%	8/1/20	10,000	11,321
New York City NY GO	5.000%	8/1/20	4,010	4,540
New York City NY GO	5.250%	9/1/20	4,565	5,268
New York City NY GO	5.000%	10/1/20	1,445	1,643
New York City NY GO	5.000%	2/1/21	12,300	13,746
New York City NY GO	5.250%	3/1/21	4,255	4,923
New York City NY GO	5.000%	8/1/21	59,135	68,126
New York City NY GO	5.000%	8/1/21	13,965	15,120
New York City NY GO	5.000%	8/1/21	9,600	10,872
New York City NY GO	5.000%	8/1/21	23,065	25,402
New York City NY GO	5.000%	8/1/21	15,750	18,264
New York City NY GO	5.250%	9/1/21	20,000	23,006
New York City NY GO	5.000%	10/1/21	7,545	8,860
New York City NY GO	5.000%	8/1/22	32,000	36,866
New York City NY GO	5.000%	8/1/22	7,415	8,636
New York City NY GO	5.000%	8/1/22	13,490	15,712
New York City NY GO	5.000%	8/1/22	6,400	7,454
New York City NY GO	5.000%	8/1/22	18,475	21,018
New York City NY GO	5.000%	8/1/22	7,050	7,967
New York City NY GO	5.000%	8/1/22	6,020	6,849
New York City NY GO	5.250%	8/15/22	25,250	28,863
New York City NY GO	5.000%	10/1/22	9,070	10,577
New York City NY GO	5.000%	8/1/23	2,000	2,292
New York City NY GO	5.000%	8/1/23	11,000	12,643
New York City NY GO	5.000%	8/1/23	3,690	4,269
New York City NY GO	5.000%	8/1/23	7,740	8,955
New York City NY GO	5.000%	8/1/23	5,650	6,580
New York City NY GO	5.000%	8/1/23	3,905	4,548
New York City NY GO	5.000%	8/1/23	6,250	7,279
New York City NY GO	5.250%	8/15/23	21,820	24,861
New York City NY GO	5.000%	10/1/23	4,430	5,098
New York City NY GO	5.000%	11/1/23	5,600	5,781
New York City NY GO	5.000%	4/1/24	17,335	19,661
New York City NY GO	5.000%	8/1/24	20,000	23,003

New York City NY GO	5.000%	8/1/24	4,000	4,545
New York City NY GO	5.000%	8/1/24	8,085	9,019
New York City NY GO	5.000%	8/1/24	5,310	6,052
New York City NY GO	5.250%	8/15/24	25,945	29,560
New York City NY GO	5.000%	10/1/24	5,000	5,703
New York City NY GO	5.000%	10/1/24	4,500	5,118
New York City NY GO	5.000%	6/1/25	1,185	1,253
New York City NY GO	5.000%	8/1/25	3,300	3,684
New York City NY GO	5.000%	8/1/25	5,000	5,614
New York City NY GO	5.000%	10/1/25	10,985	12,349
New York City NY GO	5.000%	4/1/26	3,590	4,044
New York City NY GO	5.000%	8/1/26	1,455	1,643
New York City NY GO	5.000%	8/1/26	5,000	5,576
New York City NY GO	5.000%	8/1/26	9,735	10,967
New York City NY GO	5.000%	10/1/26	23,890	26,676
New York City NY GO	5.000%	8/1/27	6,585	7,361
New York City NY GO	5.000%	10/1/27	15,000	16,633
New York City NY GO	5.000%	8/1/28	17,000	18,646
New York City NY GO	5.000%	5/15/29	7,900	8,893
New York City NY GO	5.000%	8/1/29	17,500	19,038
New York City NY GO	5.000%	8/1/29	9,715	10,711
New York City NY GO	5.000%	8/1/30	23,000	24,787
New York City NY GO	5.000%	8/1/30	10,655	11,667
New York City NY GO	5.000%	10/1/30	18,425	19,883
New York City NY GO	5.450%	4/1/31	6,560	7,359
New York City NY GO	5.000%	5/15/31	5,000	5,462
New York City NY GO	5.000%	10/1/31	34,050	36,603
New York City NY GO	5.000%	8/1/32	8,280	8,970
New York City NY GO	5.000%	8/1/32	1,475	1,576
New York City NY GO	5.000%	3/1/33	15,215	16,328
New York City NY GO VRDO	0.040%	2/3/14 LOC	4,000	4,000
New York City NY GO VRDO	0.040%	2/3/14 LOC	6,800	6,800
New York City NY GO VRDO	0.050%	2/3/14	23,000	23,000
New York City NY GO VRDO	0.050%	2/3/14	44,600	44,600
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,835
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	20,252
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,294
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,233
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	24,339
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	13,747
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.050%	2/3/14 LOC	2,300	2,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	39,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	29,060
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	45,682
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,018

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,005
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,027
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	32,785
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	26,620
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,858
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	7,500	7,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	18,955
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,006
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	54,158
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	2/3/14	2,015	2,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/3/14	14,075	14,075
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/3/14	12,010	12,010
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/3/14	4,850	4,850
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/3/14	5,900	5,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/3/14	13,100	13,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/3/14	22,800	22,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/3/14	17,200	17,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/3/14	32,700	32,700
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,500	9,799
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (2)	5,450	5,598
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/15	2,820	2,948
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,186
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,792
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,226

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,523
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	5,006
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,906
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,202
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	14,839
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,410
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	11,936
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,287
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,234
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,895
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,920
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,264
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,476
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	19,549
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,257
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,065	6,286
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/15	6,000	6,428
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,660
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	80	86
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	920	996
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,180	2,429
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,030	56,847
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,245	3,615
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	13,869
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	10,361
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	5,244
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/18	1,300	1,521
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	17,646

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,882
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	11,740
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	3,026
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	70	78
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	34,737
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	19,096
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	12,860
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	320	356
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	6,826
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	8,000	9,152
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	17,789
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,144
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	4,828
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,230
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,664
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,664
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	11,520
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,086
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	2,967
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	9,705
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,700
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,609
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,485
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	28,333
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	10,000	11,255
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	13,351
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	8,662

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	20,657
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	26,687
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	13,842
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	3,270	3,557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	17,933
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	18,977
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	29,672
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.040%	2/3/14	24,875	24,875
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.050%	2/3/14	6,945	6,945
New York City NY Transitional Finance Authority
Revenue VRDO	0.050%	2/3/14	7,700	7,700
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.050%	2/3/14	3,650	3,650
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.050%	2/3/14	4,250	4,250
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	8,931
New York Liberty Development Corp. Revenue	5.000%	11/15/31	7,700	8,200
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	15,348
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,359
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,425	3,989
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	2,685	3,013
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	19,053
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	7,418
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,599
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	11,221
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	9,605
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,302
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,803
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,250	2,497
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	10,051

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	10,909
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	34,420
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,470
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,636
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	16,286
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	5,894
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,529
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,270
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,179
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,500	1,644
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	1,847
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,885	4,211
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	24,677
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	16,275
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	9,768
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	14,699
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	22,384
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	13,621
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	12,929
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	10,974
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	26,334
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,305
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	5,870
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	9,046
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	5,810
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	13,469
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	13,758
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	20,554

New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	24,747
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.790%	11/1/17	18,000	18,095
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.990%	11/1/19	8,000	8,033
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	6,930
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	11,721
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,147
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,269
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	12,845
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	12,717
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,228
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	11,699
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	18,595
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,850
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (2)	6,910	7,199
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	30,750	34,149
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,624
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,538
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,751
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,170
2 New York Metropolitan Transportation Authority
Revenue PUT	0.814%	11/1/16	12,500	12,537
2 New York Metropolitan Transportation Authority
Revenue PUT	0.954%	11/1/17	8,885	8,945
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,630
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,290
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,273
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,334
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,332

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,542
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,718
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/27	3,250	3,273
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,447
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	5,806
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,103
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	6,787
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	23,395
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,170
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,782
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,316
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	19,769
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,680
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,090
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,083
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,200	3,539
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,477
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,830
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	15,635
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/23 (14)	6,415	6,692
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/24 (14)	6,740	7,025
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,079

New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,779
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,707
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,391
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,608
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,367
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	3,949
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,088
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	3,987
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,209
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/14	3,250	3,388
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,745	5,001
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	42,718
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	24
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	37,492
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	14,065
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	39,263
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,537
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	255	267
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	18,594
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	23,375	26,405
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	19,758
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	2,897
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	11,071
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	11,691
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	34,097

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,795
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,443
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	22,348
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	27,527
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,212
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	6,810	7,558
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	27,345
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,103
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	34,791
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,145
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,157
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	10,963
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,907
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	4,041
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,710
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,693
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,458
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	868
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	576
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	7,860
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	18,595
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,137
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,412
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	21,834
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,074
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,690
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,125
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,453

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,115
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,113
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	827
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	4,934
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	439
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	549
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	218
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	464
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	542
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	13,429
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,828
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	20,308
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,462
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	1,905	1,963
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	10,865
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	4,000	4,413
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,290
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,091
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	9,500	9,703
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,342
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	18,378
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	16,795
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	5,781
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	12,821
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	19,799

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	28,909
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,017
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,431
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	4,230
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,387
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	3,982
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	6,855
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	3,769
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	6,884
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	5,901
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,026
New York State GO	4.500%	2/1/17	14,125	15,818
New York State GO	4.500%	2/1/18	24,735	28,263
New York State GO	4.500%	2/1/19	10,670	12,358
New York State GO	5.000%	2/1/30	3,000	3,270
New York State GO	5.000%	2/15/30	20,000	21,975
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.080%	2/7/14 LOC	5,870	5,870
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,546
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,390
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,895
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	5.000%	11/1/22	50	54
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,082
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,986
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,209
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	20,781
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	15,453
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	22,859
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,437
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	12,153
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,545
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	8,825
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,383
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,454

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,390
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,490
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,957
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,354
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,959
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,592
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,509
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,953
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,627
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	23,955
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	14,878
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	29,558
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	28,595
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	7,895
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,839
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	25,929
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	3,125	3,258
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	19,500	20,359
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,358
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	24,326
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	13,603
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	41,919
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,623
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,898
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,293
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,992
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,717
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	23,555

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	30,760	36,731
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	42,518
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,182
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,723
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,611
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,147
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	20,649
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,766
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,211
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	30,692
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	10,807
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	30,299
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	33,427
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	50,000	52,202
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	9,203
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	27,925
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,228
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,035
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,545
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	12,969
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,760
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	17,047
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	275
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	312
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	394
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	20,766
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/31	11,150	12,433
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/32	10,480	11,603

Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	10,000	11,011
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,128
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	15,951
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	13,040	14,224
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,568
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/14	3,130	3,257
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,268
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/16	3,000	3,266
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	2,000	2,250
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	4,550	5,338
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	27,904
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	16,931
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	16,598
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,088
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/14	20,000	20,732
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	21,600
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	2/3/14 LOC	15,220	15,220
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.050%	2/3/14 LOC	2,900	2,900
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,035
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	37,544
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	17,500	19,784
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	25,340	28,421
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	15,350	17,122
Westchester County NY GO	5.000%	7/1/21	12,315	14,850
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,010
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,105
				5,528,637
North Carolina (1.4%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.040%	2/7/14	3,740	3,740

Charlotte NC COP	5.000%	6/1/16	2,000	2,208
Charlotte NC GO	5.000%	7/1/16	5,000	5,557
Charlotte NC GO	5.000%	7/1/22	3,280	3,963
Charlotte NC GO	5.000%	7/1/23	3,355	3,997
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.050%	2/3/14	2,400	2,400
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,492
Forsyth County NC GO VRDO	0.050%	2/7/14	2,220	2,220
Guilford County NC GO	5.000%	3/1/22	3,220	3,882
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,775
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,323
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,087
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,662
Mecklenburg County NC GO	5.000%	2/1/17	3,635	4,119
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,136
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,309
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,347
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,537
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	10,479
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	2/3/14	9,200	9,200
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,362
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	12,671
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	18,329
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	18,273
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,025
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	34,190
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	31,823
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	3.000%	1/1/16	1,815	1,900
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,500	1,628
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	5,000	5,427
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	4,000	4,341
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	22,510	24,382
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,317
North Carolina GAN PUT	4.000%	3/1/18	11,000	12,015
North Carolina GO	5.000%	6/1/16	15,050	16,672
North Carolina GO	5.000%	9/1/16	1,165	1,303
North Carolina GO	5.000%	3/1/17 (Prere.)	700	795
North Carolina GO	5.000%	3/1/17	1,925	2,187
North Carolina GO	5.000%	3/1/18	9,300	10,461
North Carolina GO	5.000%	6/1/18	22,730	26,632
North Carolina GO	4.000%	5/1/23	39,470	44,125
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,829

North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,176
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,742
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,224
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,530
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	13,127
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,601
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,688
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,553
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,009
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,115
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	5,804
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,540
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,256
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	4,777
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,128
University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	1,945
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,788
Wake County NC GO	5.000%	3/1/21	3,125	3,760
Wake County NC GO	5.000%	6/1/28	3,000	3,417
Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,500
				471,800
Ohio (3.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	7,741
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,726
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,423
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,653
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	32,475

American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,678
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,650
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,633
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,078
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	18,328
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	15,046
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	11,751
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,349
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,600
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,422
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	18,933
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	22,345	18,770
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	16,690	13,394
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,379
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,473
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,816
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,715
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,927
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,847
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,103
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	4,500	4,929
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,140
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	15,314
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,156
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,988
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,784
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,844
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,541
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,396
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,606
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,222
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	9,620
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.040%	2/7/14 LOC	11,300	11,300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.040%	2/7/14	15,250	15,250
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,117

Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,746
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,240
Columbus OH GO	5.000%	7/1/16	2,500	2,777
Columbus OH GO	5.000%	2/15/22	3,000	3,591
Columbus OH GO	5.000%	7/1/23	6,400	7,682
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,325	1,499
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,147
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,340
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,528
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,513
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	3,897
Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,783
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,830
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,452
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	11,200
1 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.050%	2/7/14	2,445	2,445
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,857
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	24,894
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,241
Huber Heights OH City School District GO	4.750%	12/1/24	890	974
Huber Heights OH City School District GO	4.875%	12/1/27	150	163
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,088
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,077
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,086
Kent State University OH Revenue	5.000%	5/1/30	1,750	1,890
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,293
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,780
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,780
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,433
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,433
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,360
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,360
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.230%	2/7/14	1,900	1,900
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,055
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,765

Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,145
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.040%	2/3/14	26,800	26,800
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	5,500	5,500
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,021
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,926
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,137
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	6,357
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/17	2,295	2,641
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,603
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	2/1/22	400	471
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	2/1/23	2,075	2,436
Ohio Common Schools GO	5.000%	9/15/19	9,655	11,489
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	2,000	2,008
Ohio GO	5.000%	8/1/14	8,265	8,465
Ohio GO	5.000%	8/1/14	6,670	6,832
Ohio GO	5.000%	8/1/14	6,500	6,658
Ohio GO	5.000%	9/15/14	2,155	2,220
Ohio GO	5.500%	11/1/14	7,000	7,281
Ohio GO	5.000%	8/1/16	3,000	3,343
Ohio GO	5.000%	9/1/16	2,870	3,208
Ohio GO	5.000%	9/15/16	5,130	5,742
Ohio GO	5.000%	9/15/16	5,415	6,057
Ohio GO	5.000%	9/15/18	12,755	13,900
Ohio GO	5.000%	11/1/18	7,710	8,440
Ohio GO	5.000%	9/15/19	13,000	14,156
Ohio GO	5.000%	9/15/19	9,025	10,771
Ohio GO	5.000%	4/1/21	4,440	5,211
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,058
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	4,879
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.040%	2/3/14	1,500	1,500
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,419
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,029
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	28,463
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,144
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,185
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,773

1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	2/3/14	12,300	12,300
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	2/3/14	2,425	2,425
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	2,130	2,242
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,532
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,532
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	9,976
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/20	4,000	4,592
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,748
Ohio State University General Receipts
Revenue	5.250%	6/1/14 (ETM)	255	259
Ohio State University General Receipts
Revenue	5.250%	6/1/14	2,610	2,654
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	296
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	258
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	4,112
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,559
Ohio State University General Receipts
Revenue	5.000%	6/1/28	2,000	2,247
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,979
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/27	2,000	2,197
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,179
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,340
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,705
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,978
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,101
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,753
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.250%	2/7/14	5,920	5,920
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,013
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,601
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	425	432
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,649
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,993
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,971
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,871

Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,149
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,404
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,655
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,890
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,489
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,971
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	17,974
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/19 (4)	1,000	1,164
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	8,900
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,673
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,737
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,170
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,152
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,669
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,353
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,876
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	6,942
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,081
				1,059,147
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25 (2)	18,070	19,120
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26 (2)	12,000	12,681
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,329
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,793
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	4,796
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,606
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,117
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,400	3,449
Oklahoma Development Finance Authority
Revenue (Waste Management Inc. Project)
PUT	2.250%	6/2/14	4,000	4,021

Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/28	1,045	1,173
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,891
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,295
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,125
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,479
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,214
University of Oklahoma Revenue	5.000%	7/1/32	670	739
				90,828
Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,372
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,219
Oregon Department of Administrative Services
COP	5.000%	5/1/23	3,130	3,468
Oregon Department of Administrative Services
COP	5.000%	5/1/24	1,750	1,923
Oregon Department of Administrative Services
COP	5.000%	5/1/25	2,220	2,422
Oregon Department of Administrative Services
COP	5.000%	5/1/26	3,520	3,967
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	1,750	1,925
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,317
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/28	5,120	5,886
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,521
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,304
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	6,974
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,181
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,128
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	6,085	7,069
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,636
Oregon GO	5.000%	5/1/15	2,475	2,624
Oregon GO	5.000%	5/1/15	4,000	4,240
Oregon GO	5.000%	5/1/15	1,500	1,590
Oregon GO	5.000%	11/1/15	5,860	6,345
Oregon GO	5.000%	5/1/16	1,750	1,932
Oregon GO	5.000%	5/1/18	1,125	1,315
Oregon GO	5.000%	5/1/18	1,500	1,753
Oregon GO	5.000%	11/1/18	3,750	4,429
Oregon GO	5.000%	5/1/19	2,770	3,289
Oregon GO	5.000%	11/1/19	7,005	8,376
Oregon GO	5.000%	5/1/26	1,570	1,774
Oregon GO	5.000%	5/1/26	1,490	1,684
Oregon GO	5.000%	5/1/27	2,415	2,712
Oregon GO	5.000%	5/1/27	2,460	2,763
Oregon GO	5.000%	5/1/28	5,165	5,782

Oregon GO	5.000%	5/1/28	2,755	3,084
Oregon GO	5.000%	5/1/29	2,890	3,216
Oregon GO	5.000%	5/1/30	5,685	6,296
Oregon GO	5.000%	5/1/31	2,915	3,282
Oregon GO	5.000%	5/1/31	3,370	3,718
Oregon GO	5.000%	5/1/31	1,760	1,942
Oregon GO	5.000%	11/1/31	1,795	2,032
Oregon GO	5.000%	5/1/32	2,060	2,307
Oregon GO	5.000%	11/1/32	1,440	1,621
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	1,892
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	2,965
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,111
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,330
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,256
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,407
Oregon GO (Veterans Welfare) VRDO	0.060%	2/3/14	6,400	6,400
Oregon Health & Science University Revenue	5.000%	7/1/23	1,000	1,141
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	12,485
				206,405
Pennsylvania (3.9%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,739
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,417
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	2,976
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.882%	2/1/21	10,335	10,206
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,019
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	2,900
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,305
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,697
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	2,919
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	3,685	3,561
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,504
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,390
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,093

Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.500%	11/15/14 (Prere.)	1,410	1,458
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.750%	11/15/14 (Prere.)	1,010	1,047
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	5.000%	11/15/14 (Prere.)	1,100	1,142
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	13,522
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,539
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,755
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	967
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,977
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,715	8,067
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,639
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	3,124
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	3,900
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,722
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	16,201
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,044
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,209
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,360
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	12,790
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,057
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,802
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	7,388
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	7,570
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,096

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,352
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	8,744
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,092
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,085
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,079
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,603
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,180
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	1,315	1,449
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	3,110	3,394
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,155
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	10,498
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	23,396
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	7,000	8,064
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	16,493
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,031
Pennsylvania GO	5.000%	5/1/15	16,000	16,958
Pennsylvania GO	5.000%	8/1/15	5,120	5,486
Pennsylvania GO	5.000%	7/1/18	4,250	4,973
Pennsylvania GO	5.000%	5/1/19	15,000	17,772
Pennsylvania GO	5.000%	7/1/19	24,925	29,604
Pennsylvania GO	5.000%	6/1/21	20,000	23,848
Pennsylvania GO	5.000%	7/1/21	42,365	50,539
Pennsylvania GO	5.375%	7/1/21	4,950	6,032
Pennsylvania GO	5.000%	6/1/22	19,450	23,185
Pennsylvania GO	5.000%	11/15/23	4,705	5,455
Pennsylvania GO	5.000%	4/1/25	7,500	8,684
Pennsylvania GO	5.000%	11/15/26	8,000	9,051
Pennsylvania GO	4.000%	10/15/28	11,550	11,841
Pennsylvania GO	5.000%	10/15/31	10,000	11,138
Pennsylvania GO	5.000%	10/15/32	24,045	26,635

Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	2,996
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,097
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,837
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,471
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,269
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,422
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,551
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,780
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,785
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/29	2,000	2,072
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,308
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,262
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,228
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,359
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,210
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,744
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,415
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	761
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,781
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	533
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,047
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,668
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	518
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,222

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,269
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,739
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	13,890
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	19,480
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,563
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	11,441
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	7,063
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	11,874
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	12,310
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	10,579
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,009
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,053
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,439
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,388
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,716
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.060%	2/7/14	2,000	2,000
2 Pennsylvania Turnpike Commission Revenue	1.310%	12/1/20	22,500	22,937
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,079
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	15,855
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,885
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,432
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,859
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/24	4,715	5,170
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,784
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,902
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,446
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	2,948
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,418
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	52,378
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	6,758
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	6,000	6,196
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	10,857
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	3,625
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.160%	2/7/14 (12)	3,245	3,245

Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,295
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,063
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,175
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	24,517
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,546
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	25,556
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/3/14	6,800	6,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/3/14	16,800	16,800
Philadelphia PA Industrial Development
Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,544
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,886
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,949
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	19,868
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,493
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,396
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,331
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,418
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,187
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.270%	2/7/14 (4)	68,830	68,830
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,143
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	33,677
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,612
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,388
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	16,697
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,243
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,590
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,011
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,553
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,355
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,707

University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,634
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,379
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,497
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,701
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	15,766
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,155
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,301
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,495
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,561
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,597
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,517
				1,336,074
Puerto Rico (0.6%)
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (10)	950	867
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,970	5,317
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/17 (10)	2,790	2,424
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/18 (10)	1,250	1,047
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	33,034
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	16,827
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	22,038
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	4,609
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	15,581
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/23	16,145	10,570
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/28	4,000	2,436
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/29	38,010	23,119
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/31	2,260	1,382
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/35	2,500	1,481
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,001
Puerto Rico GO	5.500%	7/1/19	2,500	1,908
Puerto Rico GO	5.375%	7/1/33	2,610	1,794
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.060%	2/7/14 (4)	10,530	10,530
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	13,883
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	9,700	6,575
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	835	835
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	311
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	34,745	27,495
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	13,790	11,357

Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	7,580	1,495
				221,916
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,334
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,071
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,022
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,935
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,201
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/28	6,000	6,067
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/33	5,500	5,632
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,048
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,019
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,380
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,639
				96,348
South Carolina (1.1%)
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,042
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	12,610	13,747
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	33,070	36,053
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	2,730	2,976
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	3,105	3,465
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	11,206
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,129
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,004
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,454
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,831
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	3,039
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	39,405

Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	30,573
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.120%	2/7/14	7,440	7,440
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	6,714
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	4,902
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,089
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,605
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	7,531
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	6,388
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	1,641
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,022
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,908
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,779
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,238
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,008
South Carolina GO	5.000%	3/1/16	6,165	6,763
South Carolina GO	5.000%	4/1/16	3,560	3,918
South Carolina GO	5.000%	4/1/18	2,635	3,076
South Carolina GO	5.000%	4/1/18	2,445	2,854
South Carolina GO	5.000%	4/1/18	7,325	8,551
South Carolina GO	5.000%	4/1/18	2,400	2,802
South Carolina GO	5.000%	4/1/19	7,825	9,313
South Carolina GO	5.000%	4/1/19	2,495	2,969
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,265
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,717
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,595
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,325
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	12,142
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,082
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,570	7,754
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	8,130
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	4,035	4,172
				380,617
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,286
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,096
				6,382
Tennessee (0.9%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	8,954

Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	8,484
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,822
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,228
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,387
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/25	6,215	6,730
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/26	3,000	3,223
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	17,316
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	5,119
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,447
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,108
Memphis TN GO	5.000%	5/1/28	3,145	3,497
Memphis TN GO	5.000%	5/1/30	1,715	1,883
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	4,250
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,793
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,016
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.640%	10/1/17	11,500	11,560
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	119
Shelby County TN GO	5.000%	4/1/19	400	474
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	8,321
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,332
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.250%	6/1/14	13,995	14,217
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,508
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,508
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	24,340	26,529
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	44,151

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	65,648
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	56
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	11,218
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,215	5,565
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	270	291
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,460	17,363
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,370
Tennessee GO	5.000%	8/1/17	3,165	3,641
Tennessee GO	5.000%	10/1/17	6,000	6,936
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	3,620	3,988
				321,052
Texas (8.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	22,749
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,370
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	416
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,884
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	6,045	6,794
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,579
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,431
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,874
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,590
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,438
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,739
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,955
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,231
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	4,600	4,618
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/15	400	404
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	250	258
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	250	261
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	263
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	774
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,618
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,267
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,000	1,029
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	768

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	739
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	2,624
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,000	2,139
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	3,408
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,750	3,826
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	2,545
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	2,266
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	1,763
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	1,845
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,240
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	1,312
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,500
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,227
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	1,428
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	1,369
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	808
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	975
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	1,159
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	10,784
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	12,217
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,734
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,825
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,669
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	6,833
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,518
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,191
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,579
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,824
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,051
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,311
Dallas County TX GO	4.000%	2/15/14	2,375	2,379
Dallas County TX GO	5.000%	2/15/15	1,845	1,936

Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,044
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,032
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,032
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	12,104
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	14,961
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,611
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,341
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,408
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	2,120	2,348
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,749
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,023
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,414
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,759
Dallas TX GO	5.000%	2/15/15 (Prere.)	11,675	12,257
Dallas TX GO	5.000%	2/15/22 (ETM)	45	54
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,163
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,351
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	6,920	7,589
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	3,000
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	7,872
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,462
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	6,791
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	16,408
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,100
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	15,115
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	13,634
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	8,176
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	6,058
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	9,401
Fort Worth TX GO	5.000%	3/1/17	5,090	5,775
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,783
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,044
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,815
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,815
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,693

Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,327
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	1,822
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	3,348
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	11,332
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	10,880
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	13,511
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	19,684
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	2/3/14	34,260	34,260
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	2/3/14	34,395	34,395
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,726
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (Prere.)	10,225	12,081
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/19 (Prere.)	39,530	47,907
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Medical
Center) VRDO	0.050%	2/3/14 LOC	2,300	2,300
1 Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)TOB VRDO	0.080%	2/7/14	8,755	8,755
Harris County TX GO	5.000%	10/1/16	4,755	5,331
Harris County TX GO	5.000%	10/1/17	4,705	5,432
Harris County TX GO	5.000%	10/1/21	8,000	9,368
Harris County TX GO	5.000%	8/15/31	11,485	12,702
Harris County TX GO	5.000%	8/15/32	10,000	11,006
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/14 (Prere.)	4,000	4,231
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	6,381
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.050%	2/3/14	17,075	17,075
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.050%	2/3/14	6,780	6,780
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.050%	2/3/14	9,140	9,140

Harris County TX Industrial Development Corp.
Pollution Control Revenue (Exxon Corp.)
VRDO	0.040%	2/3/14	6,400	6,400
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,482
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	7,451
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,496
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/14	3,475	3,599
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,346
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,314
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	5,087
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	3,968
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,026
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,538
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,757
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,324
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,863
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,005
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,655
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,025
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,991
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,383
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,106
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,287
Houston TX Community College System GO	5.000%	2/15/17	1,000	1,132
Houston TX Community College System GO	5.000%	2/15/33	20,155	22,136
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	10,030
Houston TX GO	5.000%	3/1/17	17,880	20,292
2 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.440%	11/16/16	75,000	75,007
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/15	5,600	5,972
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	12,909
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	14,684
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	16,796
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,537
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,200
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,749
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,089
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,200
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	8,845
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	26,885
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,332

Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,482
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	10,964
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	8,922
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	10,915
2 Houston TX Utility System Revenue PUT	0.640%	8/1/16	4,375	4,384
1 Judson TX Independent School District GO TOB
VRDO	0.060%	2/7/14 (12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	2,911
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	120	121
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,080
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,019
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	55	55
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	80	80
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	126
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	35	35
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,724
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,780
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,385	2,575
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,266
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,522
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	14,652
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	8,885
Lubbock TX GO	5.000%	2/15/23	700	815
Lubbock TX GO	5.000%	2/15/27	5,735	6,394
Lubbock TX GO	5.000%	2/15/29	4,335	4,769
Lubbock TX GO	5.000%	2/15/30	6,660	7,287
Lubbock TX GO	5.000%	2/15/31	4,120	4,484
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,411
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,691
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,924
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	7,024
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	9,910
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	8,865
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,289
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,556
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,194
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	25,315
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	47,025
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	29,750
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	51,029
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	22,273
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	12,476
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,738
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,983
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,455
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,682
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,425
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,616
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,449

North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	9,854
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	12,977
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,358
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	31,048
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16	75,000	81,640
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.050%	2/7/14 (13)	2,200	2,200
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.047%	10/1/20	4,080	4,053
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	17,996
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,553
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	25,457
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,455	10,866
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,416
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	228
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,525	1,700
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	60	66
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,522
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,155
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/15 (Prere.)	15,000	15,723
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,750	10,656
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	25,450	27,815
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	22,000	24,045
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	23,803
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	52,060	61,753
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,549
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,946
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	6,754
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,576
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,640
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,462
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	4,880

Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/30	2,000	2,286
Sugar Land TX GO	5.000%	2/15/30	3,445	3,841
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	23,670
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	42,210
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,583
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,193
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,847
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,505
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
Dallas) VRDO	0.040%	2/3/14 LOC	10,000	10,000
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,895
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,730
Texas A&M University System Permanent
University Fund Revenue	5.250%	7/1/14 (Prere.)	14,925	15,242
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,971
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,391
Texas GO	5.000%	4/1/15	1,435	1,516
Texas GO	5.000%	8/1/17	3,165	3,641
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	59,445	66,628
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,610
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	11,807
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,615	4,057
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	8,586
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,831
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	25,010	29,492
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	12,302
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	10,000	10,157
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,000	12,076
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,530
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	109
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	10,045
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	108
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	22,293

Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	401
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	29,899
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	36,174
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,500	54,143
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	2,000	2,136
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/18	75,000	80,029
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	864
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,361
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,286
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,562
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	4,877
Texas Tech University System Financing
System Revenue	5.000%	2/15/23 (2)	10,040	10,904
Texas Tech University System Financing
System Revenue	5.000%	2/15/24 (2)	11,940	12,965
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.080%	2/7/14	4,600	4,600
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,200
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	10,974
Texas Transportation Commission Revenue	5.000%	4/1/20	20,000	22,528
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	9,712
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	11,564
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	26,323
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,614
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,286
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	8,203
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,537
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,368
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,369
Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	2,915
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,531
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,199
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,510
University of Texas Permanent University Fund
Revenue	5.000%	8/15/20	9,785	10,936
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,233
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,000
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	4,659
Williamson County TX GO	5.000%	2/15/23	6,000	7,074
				2,893,926
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,416
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,968
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,507

Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,357
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	856
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,782
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,214
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	6,845	6,982
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,252
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,177
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,461
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,191
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,440
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,418
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,599
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	25,540
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,257
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,710
Utah GO	5.000%	7/1/16	3,320	3,690
Utah GO	5.000%	7/1/16	23,735	26,383
				133,200
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,644
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,560
				13,204
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,041
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,380
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,059
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,574
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,099
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	6,468
				22,621
Virginia (1.8%)
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,725
Fairfax County VA Economic Development
Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,484
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	2,914
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,546
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	10,510

Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,372
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,218
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,178
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	14,526
Fairfax County VA Public Improvement GO	5.000%	4/1/19	2,050	2,372
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,118
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,210
Fairfax County VA Public Improvement GO	5.000%	10/1/23	7,315	8,583
Fairfax County VA Public Improvement GO	5.000%	10/1/24	10,315	11,990
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,930
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,327
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,656
Hampton VA GO	4.000%	1/15/19	3,000	3,400
Hampton VA GO	5.000%	1/15/20	3,000	3,484
Norfolk VA Water Revenue	5.000%	11/1/15	550	595
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,121
Portsmouth VA GO	5.000%	7/1/14 (ETM)	175	179
Richmond VA GO	5.000%	7/15/16	4,120	4,584
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,869
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,463
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,536
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,139
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,605
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,469
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	15,085
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	45,537
1 University of Virginia Revenue TOB VRDO	0.060%	2/3/14	7,400	7,400
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,894
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	5,944
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	6,290

Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,543
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	1,020	1,115
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,132
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	11,870
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	21,927
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	12,295
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,190
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,510
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	155	167
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,845	3,059
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	405	452
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	430	480
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	450	502
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	475	530
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	495	553
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	7,605	8,415
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,000	8,852
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,405	9,300
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	8,845	9,787

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	21,477
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	8,610	9,527
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,366
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,234
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	24,367
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,079
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	5,766
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	5,748
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,274
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,376
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	15,416
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	14,248
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	5,944
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	33,229
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	10,000	11,033
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	34,591
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	13,301
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	8,978
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	13,081
Virginia Public Building Authority Revenue	5.000%	8/1/14 (Prere.)	10,000	10,243
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,921
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,238
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,037
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,228
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	13,353
				607,987
Washington (2.3%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,355

Clark County WA GO	4.750%	12/1/14 (Prere.)	3,275	3,400
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,000	29,751
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	23,856
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/15	6,710	7,164
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	10,813
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	14,000	16,400
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	18,574
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	19,397
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	20,238
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,141
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,483
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,237
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,215
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,266
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,531
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,206
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,395
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,674
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	5,934
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/27	10,000	10,590
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/28	17,670	18,903
University of Washington Revenue	5.000%	4/1/15	9,830	10,380
University of Washington Revenue	5.000%	7/1/27	6,925	7,866
University of Washington Revenue	5.000%	4/1/28	10,195	11,325
University of Washington Revenue	5.000%	7/1/28	11,490	12,955
University of Washington Revenue	5.000%	7/1/29	7,500	8,395
University of Washington Revenue	5.000%	4/1/30	9,315	10,218
University of Washington Revenue	5.000%	7/1/30	10,495	11,666
University of Washington Revenue	5.000%	4/1/31	10,500	11,476
University of Washington Revenue	5.000%	4/1/32	11,375	12,380
University of Washington Revenue	5.000%	7/1/32	5,000	5,497
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,803
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,388
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,075
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,079
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,704
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,300
Washington GO	5.700%	10/1/15 (4)	4,085	4,287
Washington GO	5.000%	7/1/17	32,460	37,224
Washington GO	5.000%	7/1/19	6,940	8,259
Washington GO	0.000%	6/1/20 (14)	5,500	4,784
Washington GO	5.000%	7/1/20	10,000	11,274
Washington GO	5.000%	8/1/20	4,845	5,784
Washington GO	5.000%	7/1/23	31,290	37,325
Washington GO	5.000%	7/1/23	10,000	11,746
Washington GO	5.000%	7/1/24	5,000	5,820
Washington GO	5.000%	1/1/25	1,750	1,986

Washington GO	5.000%	2/1/28	10,000	11,127
Washington GO	5.000%	2/1/29	6,790	7,657
Washington GO	5.000%	2/1/29	9,650	10,668
Washington GO	5.000%	7/1/30	5,000	5,483
Washington GO	5.000%	8/1/30	20,980	23,186
Washington GO	5.000%	6/1/31	5,250	5,759
Washington GO	5.000%	2/1/32	6,170	6,770
Washington GO	5.000%	6/1/32	5,500	6,007
Washington GO	5.000%	8/1/32	29,775	33,053
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,299
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,470
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,872
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,305
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,062
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,751
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	3,860
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	3,969
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	3,915
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,814
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,082
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,193
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,373
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	21,291
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	3,967
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,824
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,251
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	4,790
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,126
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,715
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	2,872

Washington State University General Revenue	5.000%	10/1/28	3,070	3,444
Washington State University General Revenue	5.000%	10/1/29	3,070	3,421
Washington State University General Revenue	5.000%	10/1/30	3,140	3,476
Washington State University General Revenue	5.000%	10/1/31	3,170	3,489
Washington State University General Revenue	5.000%	10/1/32	1,600	1,753
Washington State University Student Fee
Revenue	5.000%	10/1/31 (2)	15,950	16,780
				780,393
West Virginia (0.2%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,633
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	4,084
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,381
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	2,015
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,755
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,591
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,237
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,645
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,177
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,164
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	7,070
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,619
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,408
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,430	3,826
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,589
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,187
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	13,505
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,854
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,564
West Virginia University Revenue	5.000%	10/1/17	1,500	1,719

West Virginia University Revenue	5.000%	10/1/30	3,000	3,260
				80,283
Wisconsin (0.6%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,924
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,410
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,260
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	781
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,111
Wisconsin GO	5.000%	5/1/14	3,500	3,543
Wisconsin GO	5.000%	5/1/15	3,000	3,180
Wisconsin GO	5.500%	5/1/15 (14)	15,000	15,992
Wisconsin GO	5.000%	5/1/16	4,000	4,415
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,343
Wisconsin GO	5.000%	11/1/17	4,500	5,208
Wisconsin GO	5.000%	5/1/18	3,800	4,436
Wisconsin GO	5.000%	5/1/19	7,135	8,266
Wisconsin GO	5.000%	5/1/22	3,500	4,090
Wisconsin GO	5.000%	5/1/22	10,425	12,292
Wisconsin GO	5.000%	5/1/27	1,400	1,597
Wisconsin GO	6.000%	5/1/27	10,000	11,697
Wisconsin GO	5.000%	5/1/28	2,060	2,338
Wisconsin GO	5.000%	5/1/29	1,715	1,916
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,784
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,753
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	5,920
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,664
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	39,747
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	8,777
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,281
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,537
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	790
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,033
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,626
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,788

Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	12,088
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,276
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	3,724
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,438
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,645
				217,670
Total Tax-Exempt Municipal Bonds (Cost $32,386,194)				33,797,977
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $353,803)	0.051%		353,803,473	353,803

Total Investments (99.6%) (Cost $32,739,997)				34,151,780
Other Assets and Liabilities-Net (0.4%)				145,473
Net Assets (100%)				34,297,253

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $468,056,000, representing 1.4% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2014.
4 Securities with a value of $4,648,800 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.

Intermediate-Term Tax-Exempt Fund

VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Intermediate-Term Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	33,797,977	—
Temporary Cash Investments	353,803	—	—
Futures Contracts—Liabilities[1]	(639)	—	—
Total	353,164	33,797,977	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of Long	Aggregate
			Settlement	Unrealized
		(Short)	Value	Appreciation
Contracts
Futures Contracts	Expiration		Long (Short)	(Depreciation)

10-Year U. S. Treasury Note	March 2014	(2,154)	(270,866)	(2,502)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2014, the cost of investment securities for tax purposes was $32,785,000,000. Net unrealized appreciation of investment securities for tax purposes was $1,366,780,000, consisting of unrealized gains of $1,647,178,000 on securities that had risen in value since their purchase and $280,398,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (0.7%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	11,402
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,404
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,617
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	8,932
Birmingham AL GO	0.000%	3/1/27	2,500	2,340
Birmingham AL GO	0.000%	3/1/37	2,500	2,207
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	8,950
Huntsville AL GO	5.000%	5/1/26	2,860	3,248
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	6,941
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,012
				55,053
Alaska (0.1%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,401

Arizona (1.6%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/31	2,000	2,194
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/32	2,365	2,582
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	3,994
Arizona COP	5.000%	9/1/23 (4)	12,140	12,909
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/42	2,500	2,413
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,159
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,969
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	5,000	5,101
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	12,091
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	2,500	2,692
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	9,477
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,733
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,596

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,200
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	15,000	15,301
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,554
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	10,817
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,255
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,119
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	500	566
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,105	2,358
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	851
				127,931
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,975	2,077
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,391
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,115
				7,583
California (15.1%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	1,992
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	3,418
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	4,240
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	4,500	5,019
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	12,120
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	9,117
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,212
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	3,600	3,745
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,470
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.140%	4/1/24	10,000	9,993
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	4,540
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	6,937
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,860
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	6,177
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	5,849
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	7,560	8,501
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	10,000	11,353

California Economic Recovery GO	5.000%	7/1/14 (Prere.)	4,145	4,229
California Economic Recovery GO	5.000%	7/1/15	5,990	6,113
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,471
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,401
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,100
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,470
California GO	5.000%	2/1/14 (Prere.)	3,565	3,565
California GO	5.000%	2/1/14 (Prere.)	1,500	1,500
California GO	5.000%	9/1/20	5,130	5,655
California GO	5.000%	9/1/23	2,000	2,339
California GO	5.000%	9/1/23	4,285	5,086
California GO	5.250%	9/1/24	12,500	14,928
California GO	5.250%	10/1/24	3,000	3,588
California GO	5.625%	4/1/26	21,900	25,151
California GO	5.000%	10/1/27	4,500	5,040
California GO	5.000%	11/1/31	5,000	5,463
California GO	6.000%	3/1/33	4,000	4,680
California GO	6.500%	4/1/33	41,500	49,809
California GO	6.000%	11/1/35	10,000	11,590
California GO	5.000%	9/1/36	3,250	3,438
California GO	6.000%	4/1/38	10,340	11,862
California GO	6.000%	11/1/39	6,500	7,556
California GO	5.250%	11/1/40	18,000	19,089
California GO	5.000%	9/1/41	5,000	5,205
California GO	5.000%	9/1/42	11,360	11,867
California GO	5.000%	2/1/43	5,500	5,751
California GO	5.000%	4/1/43	1,000	1,046
California GO	5.000%	11/1/43	5,000	5,244
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,075
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,382
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,921
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	3,545	3,558
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,104
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,965
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	10,000	10,181
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,961
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,242
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.250%	2/1/15 (Prere.)	15,000	15,908
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	14,525

California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,403
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.040%	2/3/14 LOC	1,500	1,500
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	7,195	7,225
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	11,434
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/20	2,000	2,361
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	1,125	1,167
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,290
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	3,205	3,427
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,484
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	7,898
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	15,232
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,190
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	2,615	2,717
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	10,746
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,476
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	17,490	17,865
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	14,329
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,286
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,128
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	4,626
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,233
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	3,000	3,069
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,117
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	5,841
Contra Costa CA Community College District
GO	5.000%	8/1/38	4,150	4,445
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,801
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,552

Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	10,012
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,090
Golden State Tobacco Securitization Corp.
California Revenue	5.750%	6/1/47	5,345	4,204
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	16,369
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,721
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,537
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,829
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,252
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	11,583
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,310
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,121
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	10,000	10,488
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	13,062
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,000	2,128
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,441
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	5,000	5,207
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	9,519
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,314
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	3,720
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,566
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	7,855
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	8,367
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	30,575
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,968
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,274
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	12,872
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	2,981
M-S-R California Energy Authority Revenue	6.125%	11/1/29	4,700	5,451
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	7,000	8,492
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	3,000	3,370
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,420
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,040
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	17,510	21,520
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	2,908
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,477
Ontario Public Financing Authority Water
Revenue	5.000%	7/1/43	5,800	6,135
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,329
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	8,330

Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/39	5,000	5,487
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,080
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,024
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	6,462
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,538
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,306
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,796
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	10,282
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,285
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,614
San Diego CA Community College District GO	5.000%	8/1/43	13,000	13,829
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,415
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,060
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	4,020
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	5,606
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,244
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,519
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	9,000	9,268
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	5,659
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	4,905
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,033
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,275
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	5,262
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,266
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,266
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,587
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	3,574
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	1,865	1,953
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,080
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,587
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	2,968

State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	17,342
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	1,887
2 Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,115
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	3,670	3,939
University of California Revenue	5.000%	5/15/38	16,500	17,782
Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	13,426
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	7,000	7,292
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	13,729
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,253
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	5,668
				1,174,963
Colorado (2.2%)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,174
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,547
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/41	2,000	2,007
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	4,787
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/44	30,815	31,344
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,256
Denver CO City & County COP VRDO	0.060%	2/3/14	5,130	5,130
Denver CO City & County COP VRDO	0.060%	2/3/14	1,680	1,680
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	5,643
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	9,641
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	10,888
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	13,664
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	5,589
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	6,571
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.700%	6/15/16 (Prere.)	15,000	16,847
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	18,008
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,211
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	15,258
University of Colorado Enterprise System
Revenue	5.750%	6/1/28	1,000	1,178
				171,423

Connecticut (1.1%)
Connecticut GO	5.000%	11/1/16	2,000	2,247
Connecticut GO	5.000%	12/1/19	8,225	9,807
Connecticut GO	5.000%	6/1/23	5,000	5,860
Connecticut GO	5.000%	10/15/23	2,500	2,939
Connecticut GO	5.000%	10/15/24	5,925	6,872
Connecticut GO	5.000%	4/15/25	10,000	11,418
Connecticut GO	5.000%	4/15/26	5,000	5,668
Connecticut GO	5.000%	10/15/26	4,140	4,706
Connecticut GO	5.000%	11/1/26	3,000	3,400
Connecticut GO	5.000%	3/1/27	3,000	3,402
Connecticut GO	5.000%	10/15/31	1,850	2,032
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/25	1,860	2,127
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/26	1,955	2,216
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/27	1,850	2,085
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	2,000	2,176
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	5,000	5,379
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	8,299
Hartford CT GO	5.000%	4/1/24	1,215	1,371
Hartford CT GO	5.000%	4/1/27	1,650	1,803
Hartford CT GO	5.000%	4/1/28	3,565	3,868
				87,675
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,213
University of Delaware Revenue	5.000%	11/1/33	1,000	1,104
				3,317
District of Columbia (0.4%)
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,266
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	10,756
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	14,252
				30,274
Florida (9.0%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	5,530	5,940
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,851
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	7,690
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,655
Broward County FL Airport System Revenue	5.000%	10/1/37	12,500	12,898
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	14,826
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,229
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	18,768

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,821
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,301
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,151
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,332
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,756
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	3,818
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	2,953
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	7,628
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,259
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	9,768
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,444
Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	9,750	10,041
Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	7,350	7,569
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,427
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,295
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,314
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,383
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,101
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	265
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	200
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	277
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,586
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	7,085	7,406
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	12,964
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	8,500	10,128
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,739
Jacksonville FL Electric Authority Power Supply
System Revenue (Scherer 4 Project)	5.625%	10/1/33	4,000	4,030
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,724
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.500%	10/1/39	3,660	3,761

Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	3,721
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.375%	10/1/39	1,125	1,133
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,668
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,854
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,364
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,142
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,480	12,797
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	14,290	14,767
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,090
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,085
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,297
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,337
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,289
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,165	2,414
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,224
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,105
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	14,826
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,449
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,499
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	9,482
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	1,870
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,703
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/24 (2)	2,365	2,702
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26 (2)	17,240	18,816
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,173
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,712
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,337
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	10,851
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,751
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,637
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,328

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	10,457
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,546
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,277
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	7,303
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	4,974
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,777
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,090
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	6,634
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	1,912
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,619
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,627
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,537
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,605
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,113
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (4)	5,000	5,324
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,048
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,644
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,100
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	3,913
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,719
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/15 (Prere.)	2,100	2,264
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,342
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,804
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	8,000	8,404
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,957
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,178
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	25,000	28,390
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,237
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	18,693
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	10,854
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,126
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	10,355

Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,447
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,184
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,194
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	1,455	1,521
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,646
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,472
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,614
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,581
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,207
St. Johns County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	705	728
St. Johns County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,810
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,201
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,084
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	13,732
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,477
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,595
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,536
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,097
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,839
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,096
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	7,739
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,756
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,834
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	2,750	3,137
				700,071
Georgia (2.4%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,881
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33 (4)	10,020	10,180
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,767
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,291
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	2,899
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,270
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,277
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,258
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	11,650	11,684

Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,166
Cobb County GA Kennestone Hospital Authority
Revenue	5.250%	4/1/41	10,000	10,442
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,136
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,235
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	7,000	7,491
Georgia GO	5.000%	7/1/29	2,000	2,252
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,315	4,710
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,333
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,375
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,530
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/20	2,900	3,473
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,699
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,521
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	310	341
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,680	1,870
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,550
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	16,756
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	8,300	9,313
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,994
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,472
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,633
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	2,650	2,850
				185,649
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	6,000	6,039

Hawaii (0.7%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,559
Hawaii GO	5.000%	12/1/18	2,000	2,361
Hawaii GO	5.000%	12/1/21	5,150	6,154
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,444
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,435
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,944
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,873
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,221
Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,659

Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,451
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,843
				53,944
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	6,846
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,173
				14,019
Illinois (7.6%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	8,243
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,738
Chicago IL Board of Education GO	5.500%	12/1/39	10,000	10,210
Chicago IL Board of Education GO	5.000%	12/1/42	19,925	19,303
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	7,770
chicago il go	5.610%	1/1/16 (Prere.)	3,695	4,097
chicago il go	5.650%	1/1/16 (Prere.)	7,985	8,859
chicago il go	5.530%	1/1/20 (14)	5,000	5,305
chicago il go	5.000%	1/1/21 (4)	3,000	3,062
chicago il go	5.580%	1/1/22 (14)	5,000	5,229
chicago il go	5.600%	1/1/24 (14)	2,480	2,576
chicago il go	5.610%	1/1/25 (14)	1,305	1,352
chicago il go	5.650%	1/1/28 (14)	2,820	2,894
chicago il metropolitan water reclamation
district go	5.000%	12/1/31	7,500	8,052
chicago il o'hare international airport revenue	5.000%	1/1/25 (4)	17,000	18,643
chicago il o'hare international airport revenue	5.000%	1/1/26 (4)	17,600	19,202
chicago il o'hare international airport revenue	6.500%	1/1/41	3,000	3,418
chicago il o'hare international airport revenue	5.750%	1/1/43	9,000	9,239
3 chicago il o'hare international airport revenue
tob vrdo	0.190%	2/7/14 (12)	5,805	5,805
chicago il park district go	5.000%	1/1/36	4,000	4,084
chicago il public building commission go	7.000%	1/1/20 (ETM)	27,500	35,107
chicago il sales tax revenue	5.000%	1/1/29	4,265	4,478
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,132
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,671
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	13,637
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,377
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,057
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,620
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/23	4,695	5,479
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	16,896
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,750	8,144
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,129
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	2,925	2,980
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,465
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,630

Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,122
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,624
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,207
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	2,500	2,022
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	9,670	7,853
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,030
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,091
3 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.060%	2/3/14	1,600	1,600
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	17,763
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,260	6,830
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,048
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	4,960
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	17,531
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,206
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,161
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	856
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/33	7,750	8,543
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/37	10,000	10,959
Illinois GO	5.000%	8/1/20	10,000	11,288
Illinois GO	5.000%	3/1/21	4,000	4,515
Illinois GO	5.000%	8/1/21	7,000	7,906
Illinois GO	5.000%	8/1/23	1,500	1,660
Illinois GO	5.000%	8/1/24	9,000	9,800
Illinois GO	5.000%	8/1/25	2,000	2,161
Illinois GO	5.500%	7/1/33	3,350	3,555
Illinois GO	5.500%	7/1/38	7,500	7,813
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	17,305	20,374
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,416
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,531
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	7,095	7,568
2 Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,809
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,841
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,752
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	21,719
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,289
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	6/15/20	5,000	5,053

Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	5,500	5,712
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	1,582
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,787
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,274
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	5,000	5,789
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	2,000	2,183
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,038
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	16,638
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,508
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,266
				594,116
Indiana (1.1%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,975
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,103
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	9,000	8,905
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	9,892
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	6,349
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,310
3 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	2/3/14	10,400	10,400
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,774
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,798
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,766
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	8,395
				83,667
Iowa (0.2%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	3,000	2,964
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	3,000	2,892

Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	13,923
				19,779
Kentucky (1.0%)
Kentucky Asset/Liability Commission General
Fund Revenue	0.562%	11/1/17 (14)	6,050	6,035
Kentucky Asset/Liability Commission General
Fund Revenue	0.682%	11/1/21 (14)	23,435	22,804
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,546
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,244
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	2,000	2,031
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	1,500	872
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	5,628
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	10,000	10,307
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	10,500	10,958
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	4,500	4,570
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,640
				76,635
Louisiana (0.9%)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	7,292
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,299
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,547
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,592
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	14,972
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	10,079
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,295
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,202
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,136
Louisiana State University Revenue	5.000%	7/1/25	505	567
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	5,462

St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,031
				67,474
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,177
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	1,500	1,510
				5,687
Maryland (0.6%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,239
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,393
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,718
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	510
Maryland GO	5.000%	8/1/15	2,425	2,600
Maryland GO	5.000%	3/1/16	3,720	4,081
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,083
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	10,905	13,300
				43,924
Massachusetts (4.0%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,750
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,363
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	7,699
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,749
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.250%	2/7/14	10,314	10,314
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,240
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,757
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,663
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,579
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,285
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,011
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	3,000	3,333
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,340
Massachusetts GO	5.000%	10/1/16	3,000	3,364

Massachusetts GO	5.000%	10/1/17	3,000	3,463
Massachusetts GO	5.000%	8/1/36	9,855	10,634
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	8,855
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	16,814
3 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.050%	2/3/14	3,115	3,115
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	7,586
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	8,321
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,730
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,575
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	16,616
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,226
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,241
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	745	787
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,305
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,275	6,671
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	10,000	10,809
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	8,420
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/35	4,000	4,366
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	17,355	19,969
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,393
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	22,424
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	12,942
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,361
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,079
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	5,000	5,442
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	4,858
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	11,577
				311,026
Michigan (1.6%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,853

Detroit MI GO	5.000%	4/1/16 (12)	3,015	2,989
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,113
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,237
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	8,300	8,189
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	923
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	5,775
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,599
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	1/15/42	10,805	11,004
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,475
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,079
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	6,785	7,921
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,716
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,520
Michigan GO	5.250%	9/15/26 (4)	14,000	15,475
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,151
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/39	9,000	9,576
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,127
Michigan State University Revenue	5.000%	8/15/26	1,165	1,331
Michigan State University Revenue	5.000%	8/15/27	1,000	1,135
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,895	3,313
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	8,628
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,445	3,425
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	8,491
				126,045
Minnesota (0.4%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	4,928
Minnesota GO	5.000%	10/1/16	2,850	3,195
Minnesota GO	5.000%	8/1/23	3,180	3,828
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,191
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,411
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,383
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,154
				29,090
Mississippi (0.4%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/36 (10)	1,750	1,777
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/38	2,500	2,733

S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	14,992

Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,958
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	4,778
				35,238
Missouri (0.7%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	4,908
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,711
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	10,660	10,700
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,657
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	2,380	2,434
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,296
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,760
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/29	5,000	5,216
				53,682
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/23	4,200	4,041

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,760
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,157
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,245
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/39	5,000	5,487
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,350
				21,999
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,889
Clark County NV School District GO	5.000%	12/15/14 (Prere.)	12,590	13,121
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	2,000	2,033
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	11,918
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,172
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,205
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	8,547

Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,277
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,674
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,574
				70,410
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,612
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,360
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	3,050	2,930
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	8,940
				15,842
New Jersey (4.6%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,131
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (ETM)	10,820	11,793
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	6,515	6,854
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	12,025
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,330
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,713
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,542
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,796
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,178
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	23,644
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,173
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,532
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/29	7,335	7,855
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.050%	2/7/14 LOC	6,000	6,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,774
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,425	2,569

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	755	760
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	43,046
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,789
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,964
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	5,180	6,047
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	8,982
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,219
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	7,770
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	12,000	13,106
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	11,196
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	1,925	2,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	2,000	2,293
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,820
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,300	5,761
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	14,000	14,444
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	302
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,375	1,459
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	270	302
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	10,000	10,887
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,550	4,970
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	13,295	14,375
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	33,278
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	7,000	7,338
				363,086
New Mexico (0.4%)
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	10,000	10,190
New Mexico GO	5.000%	3/1/14	2,410	2,420
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	6,635
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	14,745	15,114
				34,359
New York (15.6%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,427
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,200	4,259

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	2,000	2,336
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,225
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,543
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	11,075	10,941
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,730	31,045
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,416
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,051
New York City NY GO	5.000%	8/1/21	6,000	6,958
New York City NY GO	5.000%	8/1/22	10,000	11,647
New York City NY GO	5.000%	4/1/23	10,855	12,442
New York City NY GO	5.000%	8/1/23	9,550	10,976
New York City NY GO	5.000%	8/1/23	9,640	11,226
New York City NY GO	5.125%	12/1/23	12,875	14,633
New York City NY GO	5.000%	8/1/24	5,000	5,633
New York City NY GO	5.000%	8/1/24	10,195	11,656
New York City NY GO	5.000%	8/1/25	5,000	5,672
New York City NY GO	5.000%	10/1/25	11,800	13,320
New York City NY GO	5.000%	8/1/27	7,000	7,876
New York City NY GO	5.000%	8/1/31	5,000	5,368
New York City NY GO	5.000%	3/1/32	5,000	5,401
New York City NY GO	5.000%	8/1/32	14,000	14,955
New York City NY GO	5.000%	10/1/32	5,260	5,666
New York City NY GO	5.000%	8/1/35	1,500	1,585
New York City NY GO VRDO	0.040%	2/3/14 LOC	2,600	2,600
New York City NY GO VRDO	0.040%	2/3/14 LOC	1,500	1,500
New York City NY GO VRDO	0.050%	2/3/14	3,300	3,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,329
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.050%	2/3/14 LOC	900	900
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	7,119
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,511
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	6,631
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,242
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	10,953
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	15,867

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,127
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,208
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	10,000	10,832
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,780
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	12,000	12,533
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	16,428
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	12,449
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	22,523
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,441
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	9,250	9,590
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,044
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,610
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	3,750	3,915
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	9,500	9,917
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/3/14	5,950	5,950
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/3/14	5,100	5,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/3/14	2,000	2,000
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	13,251
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	862
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	17,323
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,390
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	2,981
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	3,000	3,529
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	865	1,029
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,341
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/23	7,225	8,303

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/29	5,000	5,550
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,000	16,611
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,780	12,720
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,711
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,410
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,135	6,720
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,250	5,642
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,940	11,678
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	10,800
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	20,000	21,389
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	7,050	7,421
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	16,834
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	2/3/14	14,095	14,095
New York City NY Transitional Finance Authority
Revenue VRDO	0.040%	2/3/14	2,800	2,800
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,195
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	12,611
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,164
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	7,720
New York Liberty Development Corp. Revenue	5.750%	11/15/51	13,000	14,021
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,599
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,803
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,401
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,500	6,952
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,081
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,129
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	11,935	12,738
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,500	4,759
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	8,858
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,180
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	7,839
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,952

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,710
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,426
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,420
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,228
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	10,000	11,078
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,189
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	7,772
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	2,828
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	10,879
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,184
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	10,376
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,000	8,390
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,128
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/37	1,000	1,087
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,116
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,800	2,986
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	5,800	6,122
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	11,567
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	11,651
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,308
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,300	29,032
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,730	10,602
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	2,000	2,195
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	10,817

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	23,534
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,402
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	3,005	3,217
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	10,100	10,622
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	7,500	7,977
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	1,545	1,624
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,667
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,232
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,247
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,417
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,657
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,751
New York State GO	5.000%	2/1/30	3,385	3,690
New York State GO	5.000%	2/15/30	4,000	4,395
2 New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,221
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	7,345
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,562
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,454
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	6,788
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	3,675	4,136
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	8,823
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,713
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,043
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,864
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,186
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	10,821
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	5,060	5,336
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/38	7,075	7,651
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	10,824

Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.625%	6/1/44	5,500	4,987
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	8,205
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	3,000	3,335
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	13,635
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	2/3/14 LOC	2,500	2,500
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	8,750	9,892
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	5,600	6,158
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,650	3,933
				1,213,477
North Carolina (0.6%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/42	5,250	5,686
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,431
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,106
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,598
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	6,865	7,492
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	5,000	5,403
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	5,000	5,416
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,317
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	511
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	1,857
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,191
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,511
Wake County NC GO	4.000%	2/1/14	2,000	2,000
				49,519
Ohio (1.5%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,825
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,337
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,414
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	1,930	1,549
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	5,500	4,260
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,136
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,269

Franklin County OH GO	5.000%	12/1/15	2,000	2,173
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	1,750	1,819
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,593
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,603
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,647
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,588
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	4,956
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.040%	2/3/14	4,500	4,500
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/24	1,000	1,149
Ohio GO	5.000%	5/1/15 (Prere.)	4,450	4,715
Ohio GO	5.000%	2/1/29	3,000	3,341
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	0.510%	1/1/18	2,250	2,248
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.040%	2/3/14	5,100	5,100
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	2/3/14	1,255	1,255
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	11,038
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	7,795
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	515	523
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	7,462
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,643
				114,938
Oklahoma (0.1%)
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,348
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	859
				4,207
Oregon (0.4%)
Oregon Department of Administrative Services
COP	5.000%	5/1/27	6,755	7,437
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,521
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/38	5,000	5,495
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,169
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,354

Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,502
				34,478
Pennsylvania (3.5%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,950
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,075
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	8,000	8,230
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	10,494
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,425
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,403
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,289
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,595
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,542
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,539
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/43	7,000	7,421
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	4,350	4,794
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	12,382
Pennsylvania GO	5.000%	9/1/14 (4)	8,100	8,330
Pennsylvania GO	5.000%	3/1/15	2,065	2,172
Pennsylvania GO	5.000%	4/1/24	3,000	3,505
Pennsylvania GO	5.000%	6/1/27	4,890	5,534
Pennsylvania GO	5.000%	10/15/32	15,000	16,616
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,094
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,245
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,228
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,375
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,227
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,605
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,595
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,339

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,565
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	3,410	3,787
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	3,820	4,205
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/28	9,015	10,167
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	7,255	8,039
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,029
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,143
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,285
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,385
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,102
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	6,873
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	3,135	3,530
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	21,696
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,129
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/3/14	1,300	1,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	3,000	2,740
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	9,145	8,137
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	2,549
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,562
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	625	648
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,611
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	3,000	3,175
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	4,210	4,352
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,594
				270,607
Puerto Rico (1.0%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	1,000	653
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	2,677
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,262
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	290	168
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/40	10,950	6,271
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	14,400	8,199
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,101

Puerto Rico GO	5.125%	7/1/37	100	66
Puerto Rico GO	5.750%	7/1/38	4,180	2,908
Puerto Rico GO	5.500%	7/1/39	3,380	2,305
Puerto Rico GO	5.000%	7/1/41	8,385	5,441
Puerto Rico GO	5.750%	7/1/41	565	392
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	415	415
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	11,710	9,644
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/36	12,180	1,872
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/36	365	260
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,057
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/37	7,060	5,059
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	15,875	2,065
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/38	4,120	2,905
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	1,775
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39	3,000	2,095
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	585	452
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41	12,250	8,445
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/42	4,510	3,175
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/43 (14)	5,000	664
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	3,005	2,007
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	10,000	1,237
				82,570
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,261
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,787
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,775
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,735
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	1,550	1,673
				17,231
South Carolina (2.2%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,174
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/14 (Prere.)	5,000	5,202
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	11,800	12,864
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	3,000	3,466
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,580	11,535
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	11,315
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/31	7,000	7,390
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,209
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,152
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	12,885

Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,052
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	11,015
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,000	10,353
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,277
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	20,840	21,547
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	27,170	28,092
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	6,046
				173,574
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,258

Tennessee (0.8%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	14,315
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/26	1,000	1,153
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	369
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	600	673
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	360	401
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	740	835
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	990	1,110
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,140
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	6,735
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,327
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,870	20,960
Tennessee GO	5.000%	10/1/16	2,000	2,243
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,915	2,109
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	4,725	5,132
				62,502
Texas (7.9%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,720
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	5,773
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,417

Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,260	4,515
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/41	2,000	2,120
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/42	2,340	2,100
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,046
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,309
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,350
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,897
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,293
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,240
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/40	2,000	2,129
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	6,283
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	8,000	8,606
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,150
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	5,000	5,146
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	9,500	9,609
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,161
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	13,349
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	5,234
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	12,413
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	8,206
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	2/3/14	1,600	1,600
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,542
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,418
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	4,166
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.050%	2/3/14	4,345	4,345
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,276
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,445
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,300
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,138
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,517
Houston TX Community College System GO	5.000%	2/15/36	10,000	10,738
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,599

Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,208
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,932
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	24
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	249
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,290
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,359
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,126
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,078
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,395
Montgomery County TX GO	5.125%	3/1/31	4,000	4,411
Montgomery County TX GO	5.250%	3/1/32	5,000	5,555
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	10,478
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,041
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	9,854
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,254
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,179
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	14,283
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	14,964
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	13,751
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,690
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,893
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	6,095	6,117
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,133
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,116
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	4,796
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	4,955
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,447
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	1,992
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.047%	10/1/20	4,080	4,053
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,380	6,161
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,011
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	6,866
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,304
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.250%	12/1/39	10,000	10,598

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/36	3,295	3,404
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.060%	2/3/14	7,600	7,600
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,292
Texas GO	5.750%	8/1/32	10,380	10,422
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	7,360	8,249
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	688
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	550	624
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,335	1,481
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,545	7,194
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	1,305	1,424
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,249
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	15,815	18,649
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	34,189
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	32,761
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,522
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,000	9,823
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	19,610	21,666
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	3,285	3,344
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,558
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,111
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	5,778
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	14,906
University of Houston Texas Revenue	5.000%	2/15/43	12,485	13,205
Waco TX Education Finance Corp. Revenue
(Baylor University)	5.000%	3/1/43	2,000	2,062
				614,926
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	4,963
University of Utah Revenue	5.000%	8/1/43	3,500	3,737
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,693
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,475
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,313
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	1,958
				21,139

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,665	2,735
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,040
				4,775
Virginia (1.6%)
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,045
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	10,742
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,664
Norfolk VA Water Revenue	5.000%	11/1/28	1,000	1,125
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,744
Route 460 Funding Corp. of Virginia Toll Road
Revenue	5.000%	7/1/52	3,000	2,867
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	10,710
University of Virginia Revenue	5.000%	6/1/32	1,000	1,127
University of Virginia Revenue	5.000%	6/1/37	8,000	8,841
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	13,073
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	28,875	32,054
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	18,968
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,343
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	8,763
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	9,026
				128,092
Washington (2.2%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	11,183
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,281
King County WA Sewer Revenue	5.250%	1/1/42	2,500	2,754
King County WA Sewer Revenue	5.750%	1/1/43	7,170	7,896
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,448
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,131
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,219
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,137
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,204
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/29	10,125	10,677
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	9,519
University of Washington Revenue	5.000%	7/1/34	2,000	2,176

Washington GO	6.750%	2/1/15	785	810
Washington GO	5.000%	2/1/35	10,000	10,821
Washington GO	5.000%	8/1/35	2,000	2,159
Washington GO	5.000%	8/1/38	10,195	11,036
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,268
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,193
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,740
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,087
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	7,815
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	13,329
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,260
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/42	7,000	7,178
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,366
Whidbey Island WA Public Hospital District GO	5.375%	12/1/39	9,055	9,191
				169,878
West Virginia (0.5%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	3,500	3,502
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,611
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,776
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	20,692
West Virginia University Revenue	5.000%	10/1/36	5,985	6,380
				39,961
Wisconsin (1.3%)
Wisconsin GO	5.000%	5/1/14	5,000	5,061
Wisconsin GO	5.000%	11/1/20	2,500	2,990
Wisconsin GO	6.000%	5/1/36	10,000	11,243
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,397
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,074
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,642
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,502
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	21,200

Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,843
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,511
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,022
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/24	3,000	3,419
Wisconsin Transportation Revenue	4.500%	7/1/15 (Prere.)	11,470	12,159
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,110
				102,173
Total Tax-Exempt Municipal Bonds (Cost $7,369,925)				7,694,747
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $78,307)	0.051%		78,307,000	78,307

Total Investments (99.7%) (Cost $7,448,232)				7,773,054
Other Assets and Liabilities-Net (0.3%)				25,628
Net Assets (100%)				7,798,682

1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2014.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $45,329,000, representing 0.6% of net assets.
4 Securities with a value of $1,081,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.

Long-Term Tax-Exempt Fund

VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,694,747	—
Temporary Cash Investments	78,307	—	—
Futures Contracts—Liabilities[1]	(145)	—	—
Total	78,162	7,694,747	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

				Unrealized
		Number of Long	Aggregate Settlement Value	Appreciation
Futures Contracts	Expiration	(Short) Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note/Bond	March 2014	(490)	(61,618)	(569)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2014, the cost of investment securities for tax purposes was $7,479,559,000. Net unrealized appreciation of investment securities for tax purposes was $293,495,000, consisting of unrealized gains of $373,441,000 on securities that had risen in value since their purchase and $79,946,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of January 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.4%)
	Alabama Port Authority Docks Facilities
	Revenue	6.000%	10/1/40	3,000	3,370
	Birmingham AL GO	0.000%	3/1/37	2,500	2,207
	Butler AL Industrial Development Board Solid
	Waste Disposal Revenue (Georgia-Pacific
	Corp. Project)	5.750%	9/1/28	1,350	1,376
	Courtland AL Development Board Solid Waste
	Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,045
	Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	4,219
	Mobile AL Industrial Development Board
	Pollution Control Revenue (Alabama Power
	Co.) PUT	1.650%	3/20/17	6,300	6,328
	Selma AL Industrial Development Board
	Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,024
					26,569
Alaska (0.1%)
	Alaska Industrial Development & Export
	Authority Revenue (Providence Health &
	Services)	5.500%	10/1/41	6,105	6,513
	Valdez AK Marine Terminal Revenue (BP
	Pipelines)	5.000%	1/1/21	1,400	1,624
					8,137
Arizona (1.3%)
	Arizona Health Facilities Authority Health Care
	Facilities Revenue (Beatitudes Campus
	Project)	5.200%	10/1/37	7,000	5,706
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	5.000%	2/1/30	3,250	3,289
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	5.000%	2/1/33	1,700	1,707
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	5.000%	2/1/34	8,250	8,277
	Arizona Health Facilities Authority Hospital
	System Revenue (Phoenix Children's
	Hospital)	5.000%	2/1/42	2,500	2,412
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.080%	2/7/14	9,750	9,750
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	8,790	9,537
1	Gilbert AZ GO TOB VRDO	0.080%	2/7/14	4,595	4,595
	Maricopa County AZ Pollution Control Corp.
	Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,029
	Phoenix AZ Civic Improvement Corp. Airport
	Revenue	5.250%	7/1/33	10,175	10,776

Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	2,770
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	18,543
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,712
				93,103
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,510	1,588

California (16.2%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	10,454
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	5,250	5,635
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	398
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,754
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/48	2,500	2,623
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,470
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.940%	5/1/23	10,000	9,883
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.140%	4/1/24	10,000	9,993
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	5,375	6,035
California GO	5.500%	4/1/18	15,000	17,775
California GO	5.000%	11/1/21	13,845	15,757
California GO	5.000%	10/1/23	14,325	17,011
California GO	5.250%	9/1/24	6,500	7,762
California GO	5.000%	10/1/25	4,000	4,457
California GO	5.000%	9/1/29	4,565	5,037
California GO	5.000%	10/1/29	9,300	10,118
California GO	6.000%	3/1/33	3,000	3,510
California GO	5.125%	4/1/33	15,000	16,264
California GO	6.500%	4/1/33	34,000	40,807
California GO	5.000%	9/1/36	3,250	3,438
California GO	5.250%	3/1/38	5,000	5,318
California GO	5.500%	11/1/39	10,000	11,038
California GO	6.000%	11/1/39	5,000	5,812
California GO	5.250%	11/1/40	13,500	14,317
California GO	5.000%	11/1/43	12,500	13,109
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	4,970
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,201
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	5,775
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.250%	8/15/41	3,000	3,127
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/37	4,500	4,668
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,844

California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	13,793
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	2/3/14 (ETM)	18,300	18,300
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/15 (Prere.)	10,000	10,580
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	14,494
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	3,874
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.040%	2/3/14 LOC	4,600	4,600
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.700%	5/1/14	40,000	40,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,004
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	3,085
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	5.125%	5/1/14	2,250	2,273
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,535
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	8,130
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,291
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	3,033
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	8,795	9,651
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	3,865
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	7,748
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,122
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	9,378
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	10,415	10,822
California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,219
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	30,305	30,955
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,256
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,146

Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	588
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/37	10,000	10,386
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	6,000	3,221
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	8,909
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	10,012
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	6,500	6,617
Golden State Tobacco Securitization Corp.
California Revenue	4.500%	6/1/27	24,210	20,748
Golden State Tobacco Securitization Corp.
California Revenue	5.300%	6/1/37	7,000	5,277
Golden State Tobacco Securitization Corp.
California Revenue	5.125%	6/1/47	20,885	15,032
Golden State Tobacco Securitization Corp.
California Revenue	5.750%	6/1/47	12,230	9,620
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,152
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,721
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,009
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	2,990
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	2,983
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,621
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,423
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,884
Los Angeles CA Community College District GO	5.000%	8/1/25	4,120	4,649
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	6,886
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,367
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	5,000	5,281
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24 (4)	8,000	8,521
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,105
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,039
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,633
Merced CA Irrigation District Electric System
Revenue	5.000%	9/1/26 (10)	6,000	6,061
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	11,975
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	8,838
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,336
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,141
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,447
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	10,610
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	3,068
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	8,947

Port of Oakland CA Revenue	5.000%	5/1/22	4,290	4,824
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,514
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	10,660
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,370
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	10,595
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,109
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,100
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,014
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/38	8,995	8,857
1 Riverside CA Electric Revenue TOB VRDO	0.060%	2/3/14	1,595	1,595
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	7,000	1,170
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	11,415
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	470
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,673
San Bernardino CA City Unified School District
GO	5.000%	8/1/25 (4)	1,000	1,112
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,444
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,620
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,854
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,533
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,174
San Diego CA Community College District GO	5.000%	8/1/43	12,000	12,765
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,376
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	6,985
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	23,981
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	30,172
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,262
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,194
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	10,632
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,453
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,218
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,616
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,699
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,316

San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,560
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,021
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,352
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,135
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	8,431
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,450
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	788
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,823
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,400
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,473
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	1,932
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,080
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,935
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	6,721
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,630
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	3,589
University of California Revenue	5.000%	5/15/38	6,500	7,005
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	1,230	1,332
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	1,750	1,878
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,153
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,299
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,655
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	1,962
				1,116,987
Colorado (2.3%)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	11,500	11,628
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,112
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/44	5,000	5,086
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,943
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,190
Denver CO City & County COP VRDO	0.060%	2/3/14	4,100	4,100
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	735	777

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/14 (14)	8,000	7,953
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,869
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,380
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	17,991
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	8,585
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	9,373
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,000	3,982
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	11,255
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,060
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,474
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,055
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,045
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	517
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,254
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	15,258
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,182
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	12,614
				156,683
Connecticut (0.7%)
Connecticut GO	5.000%	12/1/15	1,200	1,305
Connecticut GO	5.000%	11/1/16	6,000	6,742
Connecticut GO	5.000%	11/1/16	8,100	9,102
Connecticut GO	5.000%	10/15/22	16,200	19,324
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,316
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,575
				46,364
Delaware (0.1%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,125
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	870	878
				5,003
District of Columbia (0.4%)
District of Columbia Revenue (American
University) VRDO	0.060%	2/3/14 LOC	1,800	1,800

District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	6,000	5,184
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	10,963
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,384
				29,331
Florida (5.7%)
Beacon Lakes FL Community Development
Special Assessment Revenue	6.900%	5/1/35	735	737
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,293
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,477
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	7,634
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,684
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,708
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	1,930	1,983
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	6,001
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,414
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	3,280	3,323
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	2,425	2,554
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	3,310	3,596
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	4,575	4,828
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,730
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/26	5,500	6,003
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	413
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,673
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,167
3 Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	1,890	2,212
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,211
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	740
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,458
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	13,689
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	8,490

Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	7,400	7,196
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	21,000	19,321
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,196
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	5,000	5,413
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,584
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,356
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,300
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	7,571
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,170	7,611
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	11,440	12,042
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	5,000	5,218
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	17,628
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	4,821
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,214
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	3,770
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.625%	8/1/14	4,000	4,032
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,494
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,097
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,840
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	1,921
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,567
Miami-Dade County FL Seaport Revenue	6.000%	10/1/42	5,000	5,451
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	1,947
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,361
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,560
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	6,679
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,546
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/33	3,000	3,160

Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,106
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,000	987
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,170
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	20,000	22,916
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	10,442
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	1,380	1,551
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	6,669
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,259
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	1,480	1,541
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,636
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	8,802
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,812
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	7,739
				394,544
Georgia (2.6%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	5,525
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,299
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,876
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	17,103
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,277
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	2,865	3,036
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,115
Georgia GO	5.000%	7/1/15	8,200	8,759
Georgia GO	5.000%	7/1/15	2,570	2,745
Georgia GO	5.000%	7/1/15	2,400	2,564
Georgia GO	5.000%	7/1/15	7,820	8,353
Georgia GO	5.500%	7/1/15	19,095	20,532
Georgia GO	5.000%	11/1/16	8,055	9,063
Georgia GO	5.000%	7/1/19	8,300	9,920
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	4,320	4,386

Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	2,520	2,837
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,385	5,987
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	16,795
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,270	1,414
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/20	5,240	5,901
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,652
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,135	2,407
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,312
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	410	450
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,041
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,521
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,994
Richmond County GA Development Authority
Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,000
				176,864
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	6,790	6,834
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	5,770
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,129
				15,733
Hawaii (0.6%)
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,250	2,448
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,500	3,794
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.000%	8/1/27	2,000	2,097
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.000%	8/1/28	1,775	1,844
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,444
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,435
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,232
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,364
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,684
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,841
				38,183
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,246
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,495
				16,741
Illinois (6.7%)
Chicago IL Board of Education GO	5.250%	12/1/25	6,000	6,245
Chicago IL Board of Education GO	5.000%	12/1/29	5,000	5,045

Chicago IL Board of Education GO	5.000%	12/1/31	7,000	7,016
Chicago IL Board of Education GO	5.000%	12/1/42	30,015	29,078
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,644
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,260
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,845
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,709
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,779
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,094
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	11,289
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,852
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	15,911
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	7,382
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	12,396
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,177
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,766
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,572
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,141
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,628
Chicago IL Water Revenue	5.250%	11/1/38	15,000	15,411
Illinois Educational Facilities Authority Revenue
(Northwestern University)	5.500%	8/15/14 (Prere.)	500	514
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,894
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,186
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,631
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	7,232
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	22,966
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/27 (14)	8,230	8,396
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	9,235	7,468
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,022
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	5,307
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/40	6,000	6,238
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/46	4,000	4,149
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,181
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,425
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.060%	2/3/14	6,100	6,100
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	11,842
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,265	6,835
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,048

Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	10,612
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	4,960
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	11/1/39	10,000	11,151
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	15,340
Illinois Finance Authority Revenue (Tabor Hills
Supportive Living)	5.250%	11/15/36	3,000	3,026
Illinois GO	5.000%	8/1/20	4,000	4,515
Illinois GO	5.000%	8/1/21	8,000	9,035
Illinois GO	5.000%	3/1/22	5,000	5,581
Illinois GO	5.000%	3/1/23	6,165	6,751
Illinois GO	5.000%	8/1/23	5,000	5,533
Illinois GO	5.000%	3/1/24	5,000	5,441
Illinois GO	5.000%	8/1/24	13,660	14,874
Illinois GO	5.000%	8/1/25	3,000	3,241
Illinois GO	5.500%	7/1/33	3,350	3,555
Illinois GO	5.500%	7/1/38	7,500	7,813
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,971
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,094
3 Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,809
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,348
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,307
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	6/15/20	5,000	5,053
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	4,500	4,673
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,788
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,092
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	10,265	11,254
				465,491
Indiana (2.0%)
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.620%	3/3/14	4,500	4,500
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	14,000	13,853
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,099
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,078
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,372
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,372
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	12,500	11,774
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	23,025	21,455

Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,119
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	14,623
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	14,500	16,008
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,549
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	6,869
				139,671
Iowa (1.0%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	20,500	20,254
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	20,000	19,281
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	13,923
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	20,000	16,918
				70,376
Kansas (0.3%)
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,212
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,042
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,101
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,074
				23,429
Kentucky (1.2%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/17 (14)	7,500	7,871
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.050%	2/3/14 LOC	10,000	10,000
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	8,000	8,123
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)	5.250%	1/1/45	8,000	8,177
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	3,345	3,455
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	1,565	912
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	1,722
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	7,000	7,280
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/30	3,000	3,369

Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	11,216
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	7,000	7,305
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,605
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,500	6,601
				84,636
Louisiana (1.3%)
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,949
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	3,190	3,335
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	10,684
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	8,691
1 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	10,000	9,283
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	7,987
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/38	12,650	12,748
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,671
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/29	1,500	1,540
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,235
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,736
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	12,611
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/35	5,000	4,977
				88,447
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	4,000	4,026
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	3,230	3,394
				7,420
Maryland (1.1%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,339

Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	5,000	5,123
Harford County MD GO	5.000%	7/1/15	2,000	2,136
Maryland Department of Housing & Community
Development Revenue	5.750%	3/1/41	2,340	2,418
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.240%	2/7/14	6,325	6,325
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	1,999
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,302
Maryland GO	5.000%	11/1/15	6,000	6,498
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,333
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	7,509
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	6,927
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	320	331
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,051
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,029
Prince Georges County MD GO	5.000%	9/15/16	10,000	11,199
				75,519
Massachusetts (1.8%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,092
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	1,500	1,525
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	6,905
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	3,857
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,066
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,123
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,706
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,492
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,423
Massachusetts GO	5.000%	8/1/14	11,865	12,155
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,598
Massachusetts GO	5.000%	10/1/15	2,000	2,159
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,650	6,710
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	5,100	5,676
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.030%	2/3/14	27,000	27,000

Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.060%	2/3/14 LOC	800	800
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,535
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,438
				126,260
Michigan (2.2%)
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	5,626
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	12,790
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,200	1,096
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	4,725
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,170
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,074
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	10,161
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,523
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,442
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,640
Michigan GO	5.250%	9/15/26 (4)	12,000	13,264
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	25,400	24,960
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,174
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,337
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	13,516
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,775	3,679
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	7,430
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,142
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,243
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,072
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	1,964
				150,028
Minnesota (0.6%)
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,055
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	9,567
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	830	888

Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,978
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	10,278
St. Paul MN Port Authority Solid Waste Disposal
Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	6,700
				41,466
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/31 (10)	10,365	10,576
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	5,533
				16,109
Missouri (0.8%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,344
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,564
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,555
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	9,000	9,034
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,760
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	6,791
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	3,065	3,173
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	2,110	2,271
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	3,895	4,152
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/28 (14)	2,000	2,086
				57,730
Montana (0.0%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	1,135	1,170

Nebraska (0.1%)
Washington County NE Wastewater & Solid
Waste Disposal Facilities Revenue (Cargill
Inc. Project) PUT	1.375%	9/1/15	4,500	4,524

Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	6,500	6,341

Clark County NV School District GO	5.000%	6/15/25	10,000	10,995
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,254
Las Vegas Valley Water District Nevada GO	5.000%	6/1/28	3,000	3,320
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,887
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,450	2,605
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,834
				32,236
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,359
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,275
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	7,823
				13,457
New Jersey (7.8%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,131
New Jersey COP	5.250%	6/15/27	5,000	5,390
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	245	248
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	710
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,154
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	1,500	1,485
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	1,837
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	6,500	6,630
4 New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	20,000	20,418
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	750	755
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	20,921
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,791
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,336
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,319
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,210
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	8,079

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	11,367
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,187
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,441
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	875	978
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	2,000	2,175
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,628
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,098
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,178
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,291
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,275
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	12,376
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	4,750	4,572
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	8,546
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15 (ETM)	75	81
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,390	4,722
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,431
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/29	5,000	5,355
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,493
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,178
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,578
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,487
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,111
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,718
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/27	5,500	5,678
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,409

New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.350%	2/7/14 (4)	6,550	6,550
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	26,741
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,491
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	18,235
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,033
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	17,964
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/26	21,615	24,091
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	7,770
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,670
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	22,832
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	16,940	18,593
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	1,681
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/33	5,000	5,423
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	31,150	9,589
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/36	5,000	5,236
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	5,000	5,317
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	14,500	3,592
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,820
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,300	5,760
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	8,969
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	11,785	12,672
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	20,733
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	5,000	5,241
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,750	9,084
2 New Jersey Turnpike Authority Revenue PUT	0.570%	1/1/16	4,500	4,500
Rutgers State University New Jersey Revenue
VRDO	0.040%	2/3/14	5,300	5,300
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	36,245	31,314
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	3,675
				537,643
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	19,750	16,013
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	3,025	3,220

New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	2,375	2,507
				21,740
New York (12.3%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,355
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,070
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,745	3,798
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,563
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	14,500	14,325
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	20,400	22,044
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,010	11,191
Nassau County NY GO	4.000%	10/1/21	9,400	9,997
New York City NY GO	5.000%	11/1/14 (Prere.)	7,225	7,488
New York City NY GO	5.000%	8/1/20	4,330	5,093
New York City NY GO	5.000%	8/1/20	3,905	4,593
New York City NY GO	5.000%	8/1/22	5,000	5,824
New York City NY GO	5.000%	8/1/24	5,000	5,716
New York City NY GO	5.000%	1/1/25	5,750	6,366
New York City NY GO	5.000%	11/1/26	7,775	8,009
New York City NY GO	5.000%	8/1/32	10,000	10,682
New York City NY GO	5.000%	8/1/36	15,000	16,017
New York City NY GO VRDO	0.050%	2/3/14	5,400	5,400
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,329
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	3,860
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.050%	2/3/14 LOC	2,500	2,500
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,015
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	26,000	28,530
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,508
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,791
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,850

New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,289
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	10,775
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	10,000	10,598
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,725
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,194
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	10,000	10,436
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	3,750	3,915
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	15,000	15,659
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/3/14	1,200	1,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	2/3/14	2,000	2,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,283
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (2)	5,000	5,136
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,378
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,299
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	12,624
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,660
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,000	8,988
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	8,435
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	2/3/14	18,295	18,295
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.050%	2/3/14	3,400	3,400
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.050%	2/3/14	4,800	4,800
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,130
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,164
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,195
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,626
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	11,864
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	9,100	10,170

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	3,450	3,829
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,642
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	10,000	10,850
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,515	3,782
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	13,000	13,905
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,135
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,120
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,440
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	2,703
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	14,000	14,576
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,000	8,288
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	8,884
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	15,000	15,540
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	13,587
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	1,460	1,502
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,972
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,425
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,189
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	2,828
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	6,000	6,386
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	10,376
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	8,914
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/37	8,750	9,114
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.892%	5/1/18	21,200	21,097
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,220	5,502
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,368
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	280	293
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	6,400	6,835

New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,319
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/38	11,000	9,456
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	6,247
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	0.700%	2/3/14	5,000	5,000
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.240%	2/7/14	10,920	10,920
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	2/3/14	4,700	4,700
New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	20,985
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/24	5,985	6,630
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/25 (4)	8,690	8,918
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,374
Port Authority of New York & New Jersey
Revenue	5.000%	3/15/28	8,600	9,198
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	10,383
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,274
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	27,151
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/38	7,075	7,651
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,226
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,072
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.625%	6/1/44	4,500	4,080
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,235	3,259
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	2,919
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	3,000	2,842
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,409
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,186
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	9,500	7,292

Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	5,309
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	8,750	9,892
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	5,600	6,158
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	3,650	3,933
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,279
				852,196
North Carolina (0.9%)
Charlotte NC GO	5.250%	6/1/14	1,300	1,322
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.040%	2/7/14	9,900	9,900
North Carolina GO	5.000%	4/1/14	10,100	10,182
North Carolina GO	5.500%	3/1/15	2,355	2,491
North Carolina GO	5.000%	6/1/15	3,000	3,193
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	595	609
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	1,690	1,722
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,841
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	10,758
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,044
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	4,500	4,487
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,809
Wake County NC GO	5.000%	2/1/16	7,800	8,529
				59,887
Ohio (1.5%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,825
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,087
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	2,785	2,235
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	18,195	14,093
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	4,075
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	5,350	4,216

Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,000	3,969
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	5,215	4,440
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,210
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,269
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,528
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,343
Muskingum County OH Hospital Facilities
Revenue (Genesis Healthcare System
Project)	5.000%	2/15/33	3,000	2,515
Muskingum County OH Hospital Facilities
Revenue (Genesis Healthcare System
Project)	5.000%	2/15/44	7,250	5,672
Ohio GO	4.500%	9/15/22 (14)	2,030	2,166
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	2/3/14	4,900	4,900
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	10,310
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,929
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,873
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	2,985
				101,640
Oklahoma (0.8%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,535
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	4,813
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	9,608
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	1,705	1,757
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	1,970	2,144
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	2,455	2,598
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	4,130	4,511
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/38	4,500	4,953
Tulsa OK Municipal Airport Trust Revenue PUT	7.750%	12/1/14	16,210	16,889
				51,808
Oregon (0.1%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,525

Pennsylvania (3.8%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,426

Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	504
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,104
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.982%	2/1/37	10,425	8,331
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,800	2,745
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	4,500	4,143
1 Bristol Township PA School District GO TOB
VRDO	0.090%	2/7/14	12,965	12,965
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,000	1,162
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	3,555
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.125%	12/15/20	1,000	1,007
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.300%	12/15/26	500	500
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,285	4,371
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,378
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	3,376
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,216
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	2,927
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,714
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,084
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	6,573
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,099
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,593
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,631

Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.550%	4/1/14	10,000	10,000
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	0.700%	5/1/14	25,000	25,000
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	7,250	7,448
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	10,284
Pennsylvania GO	5.000%	4/1/22	12,875	15,336
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,265
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	5,300	5,213
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	6,250	6,487
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	10,785
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,308
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,180
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,425
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,582
Philadelphia PA Airport Revenue	5.000%	6/15/21	2,820	3,152
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/3/14	3,700	3,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	5,077
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	13,845	11,764
Philadelphia PA School District GO	6.000%	9/1/38	13,000	14,045
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.810%	12/1/17	20,150	19,822
				263,277
Puerto Rico (1.2%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	4,905	3,181
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	20,285	13,240
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/23	8,000	5,237
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,262
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,885	3,544
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/40	600	344
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	18,225	10,376
Puerto Rico GO	5.125%	7/1/37	1,210	799
Puerto Rico GO	5.750%	7/1/38	4,165	2,897
Puerto Rico GO	5.500%	7/1/39	6,165	4,204
Puerto Rico GO	6.500%	7/1/40	1,830	1,357
Puerto Rico GO	5.000%	7/1/41	13,060	8,475
Puerto Rico GO	5.750%	7/1/41	5,100	3,538
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	373
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/36	12,175	1,871

Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/37	6,860	4,915
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	43,370	5,642
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/38	3,690	2,602
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39	3,000	2,095
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	7,000	4,675
				83,627
South Carolina (1.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	5,000	5,451
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	14,650	15,971
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,120	10,918
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,365	1,254
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,385
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,052
Richland County SC Environmental
Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,843
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.000%	5/1/21	2,000	2,027
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,528
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.000%	5/1/22	2,000	2,000
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.000%	5/1/28	3,250	3,039
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	16,522
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	15,335	15,876
				106,866
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,235
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,213
				14,448
Tennessee (1.9%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	6,644
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/24	4,350	4,769
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/32	2,400	2,270

Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/37	3,235	2,999
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	21,870
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	22,820	25,611
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	8,260
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	3,460	3,856
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,295	2,590
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	890	985
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	5,845	6,553
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,055	2,253
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,655	1,847
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,690	6,116
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	2,500	2,727
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,925	2,074
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,015	16,894
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	3,155	3,253
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	4,305	4,436
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,780	1,883
				127,890
Texas (9.3%)
Bexar County TX GO	5.000%	6/15/34	10,000	11,013
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	1,442
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	984
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	6,182
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,570
Dallas-Fort Worth TX International Airport Joint
Improvement Revenue	5.000%	11/1/42	10,000	9,939
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	4,450	4,820
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,051
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	12,500	12,555
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,113

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,785	16,682
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	14,240	14,152
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	12,151
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	8,275
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	8,377
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	2/3/14	18,095	18,095
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/33	3,000	2,938
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,391
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,305
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,120
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,517
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal E
Project)	6.750%	7/1/29	10,000	10,000
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/28	4,000	4,002
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	18
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	249
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,261
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	2,940	3,018
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,718
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,770	5,131
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,088
Matagorda County TX Navigation District No. 1
Collateralized Revenue (Centerpoint Energy
Houston Electric LLC Project) PUT	5.600%	3/1/14	7,500	7,528
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.500%	2/15/25	2,100	2,127
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.625%	2/15/35	3,195	3,170
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Republic Services
Inc.) PUT	0.700%	5/1/14	33,400	33,400
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,081
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,337
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	7,665
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	12,762
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	13,608
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	8,823
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	30,682
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,261

North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,785
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,686
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,040	1,195
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,650	8,570
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.250%	12/1/39	10,000	10,598
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,834
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	9,580
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.060%	2/3/14	2,800	2,800
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	1,755	1,838
Texas GO	5.750%	8/1/31	405	407
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.863%	9/15/17	20,975	20,733
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	11,459
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	17,469
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,550	1,677
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	17,710	20,884
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	276
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	56,044
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,188
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	22,797
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	11,369
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	20,000	21,714
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,457
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	15,000	16,070
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	2,050	2,087
1 University of Houston Texas Revenue TOB
VRDO	0.080%	2/7/14	7,600	7,600
University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	4,058
				643,788
Utah (0.4%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	2/3/14	3,775	3,775
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	4,790

Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	3,928
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	4,959
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,690
Utah GO	5.000%	7/1/15	5,000	5,342
				26,484
Vermont (0.3%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	4,035	4,155
2 Vermont Student Assistance Corp. Education
Loan Revenue	1.743%	6/1/22	8,282	8,303
2 Vermont Student Assistance Corp. Education
Loan Revenue	3.243%	12/3/35	10,000	10,064
				22,522
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,400	2,463
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	1,950	1,941
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	1,960
				6,364
Virginia (1.8%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	445	567
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	3,782
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,199
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,920
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,168
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	4,620
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/33	4,500	4,637
Route 460 Funding Corp. of Virginia Toll Road
Revenue	5.125%	7/1/49	7,630	7,453
Route 460 Funding Corp. of Virginia Toll Road
Revenue	5.000%	7/1/52	6,660	6,365
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	10,710
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	9,500	6,501
Tobacco Settlement Financing Corp. Virginia
Revenue	5.000%	6/1/47	4,995	3,294
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	8,000	8,000
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	16,000	16,718
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	10,350	10,335
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	10,786

Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	1/1/40	21,500	19,718
				121,773
Washington (1.1%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,827
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,489
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,699
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,120
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,283
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,592
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	9,514
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,202
Washington GO	5.000%	8/1/14	3,390	3,473
Washington GO	5.000%	7/1/15 (2)	2,425	2,590
Washington GO	5.000%	8/1/37	10,005	10,863
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,456
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,228
				76,336
West Virginia (0.3%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,611
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,254
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,000	5,172
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,173
				19,210
Wisconsin (2.0%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	2,839
Public Finance Authority of Wisconsin Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	10,100	9,437
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	12,250	12,325
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	11,415
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	4,175
Public Finance Authority of Wisconsin CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	12,000	13,298

University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,617
Wisconsin GO	6.000%	5/1/27	17,000	19,885
Wisconsin GO	6.250%	5/1/37	20,200	22,633
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	5,927
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,160
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/14 (Prere.)	3,500	3,624
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,210
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	10,000	10,006
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	5,634
				140,185
Total Tax-Exempt Municipal Bonds (Cost $6,648,418)				6,809,008
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
5 Vanguard Municipal Cash Management Fund
(Cost $125,630)	0.051%		125,629,701	125,630

Total Investments (100.3%) (Cost $6,774,048)				6,934,638
Other Assets and Liabilities-Net (-0.3%)				(19,578)
Net Assets (100%)				6,915,060

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $111,195,000, representing 1.6% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2014.
4 Securities with a value of $1,852,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.

High-Yield Tax-Exempt Fund

GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

High-Yield Tax-Exempt Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,809,008	—
Temporary Cash Investments	125,630	—	—
Futures Contracts—Liabilities[1]	(178)	—	—
Total	125,452	6,809,008	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2014	(434)	(54,576)	(504)
Ultra Long U.S. Treasury Note	March 2014	(157)	(22,579)	(384)
				(888)

High-Yield Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2014, the cost of investment securities for tax purposes was $6,783,171,000. Net unrealized appreciation of investment securities for tax purposes was $151,467,000, consisting of unrealized gains of $289,754,000 on securities that had risen in value since their purchase and $138,287,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of January 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.6%)
Alabama (0.1%)
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.040%	2/7/14	16,150	16,150
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.080%	2/7/14	870	870
					17,020
Alaska (0.2%)
	Alaska GO	4.000%	8/1/14	3,300	3,362
1	Alaska Housing Finance Corp. General Housing
	Revenue TOB VRDO	0.060%	2/7/14	10,365	10,365
	Alaska Student Loan Corp. Education Loan
	Revenue VRDO	0.060%	2/7/14 LOC	25,000	25,000
					38,727
Arizona (1.6%)
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.040%	2/7/14 LOC	25,010	25,010
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.040%	2/7/14 LOC	67,905	67,905
	Arizona School Facilities Board Revenue
	(School Trust)	5.750%	7/1/14 (Prere.)	10,835	11,072
1	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.050%	2/7/14	7,260	7,260
	Arizona Unemployment Insurance TAN	1.500%	5/7/14	13,000	13,045
	Arizona Unemployment Insurance TAN	1.500%	5/21/14	17,000	17,067
	Coconino County AZ Pollution Control Corp.
	Revenue (Tucson Electric Power Navajo
	Project) VRDO	0.100%	2/7/14 LOC	18,300	18,300
1	Gilbert AZ GO TOB VRDO	0.080%	2/7/14	6,805	6,805
1	Maricopa County AZ Public Finance Corp.
	Lease Revenue TOB VRDO	0.070%	2/7/14	11,945	11,945
	Maricopa County Community College District
	GO	2.000%	7/1/14	7,500	7,556
	Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,900	3,977
	Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	1,800	1,835
	Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	2,750	2,804
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	0.140%	2/7/14	1,000	1,000
1	Phoenix AZ Civic Improvement Corp. Transit
	Revenue TOB VRDO	0.040%	2/7/14 LOC	22,225	22,225
1	Phoenix AZ Civic Improvement Corp.
	Wastewater System Revenue TOB VRDO	0.040%	2/7/14 LOC	20,300	20,300
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.040%	2/7/14	8,240	8,240
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.050%	2/7/14	4,995	4,995
1	Salt River AZ Project Agricultural Improvement
	& Power District Electric System Revenue
	TOB VRDO	0.040%	2/7/14	4,000	4,000

1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.040%	2/7/14	16,000	16,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.050%	2/7/14	3,320	3,320
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.050%	2/7/14	4,560	4,560
1 Tempe AZ Union High School District No. 213
GO TOB VRDO	0.040%	2/7/14	6,840	6,840
				286,061
California (6.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.040%	2/7/14 LOC	7,000	7,000
Berkeley CA TRAN	1.000%	7/10/14	12,495	12,539
California Community College Financing
Authority TRAN	2.000%	6/30/14	27,000	27,198
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.040%	2/7/14	20,000	20,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.050%	2/7/14	5,050	5,050
California GO	5.000%	2/1/14 (Prere.)	5,825	5,825
California GO VRDO	0.030%	2/7/14 LOC	40,400	40,400
California RAN	2.000%	5/28/14	172,000	172,977
California RAN	2.000%	6/23/14	282,000	283,939
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.040%	2/7/14	79,790	79,790
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.060%	2/7/14	5,545	5,545
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.040%	2/7/14 LOC	18,970	18,970
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.050%	2/7/14 LOC	12,800	12,800
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.130%	9/1/14	15,000	15,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.090%	10/4/14	10,000	10,000
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.060%	7/3/14	17,300	17,299
1 Golden State Tobacco Securitization Corp.
California TOB VRDO	0.140%	2/7/14 (13)(3)	9,900	9,900
2 Irvine CA Ranch Water District Revenue PUT	0.040%	3/4/14	8,210	8,210
2 Irvine CA Ranch Water District Revenue PUT	0.040%	3/4/14	8,365	8,365
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.040%	2/7/14 LOC	8,500	8,500
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.050%	2/7/14	17,500	17,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.030%	2/7/14	40,800	40,800
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	2/7/14	28,300	28,300
Los Angeles County CA TRAN	2.000%	6/30/14	25,000	25,185

[1,2] Nuveen California Select Quality Municipal Fund
	VRDP VRDO	0.110%	2/7/14 LOC	26,000	26,000
	Orange County CA Sanitation District COP BAN	2.000%	10/16/14	50,000	50,643
1	Orange County CA Sanitation District COP TOB
	VRDO	0.060%	2/7/14	19,845	19,845
	Riverside County CA Teeter Notes	2.000%	10/15/14	24,135	24,439
	Riverside County CA TRAN	2.000%	3/31/14	39,000	39,114
	Sacramento CA Transportation Authority Sales
	Tax Revenue VRDO	0.030%	2/7/14	54,100	54,100
	San Bernardino County CA TRAN	2.000%	6/30/14	13,300	13,399
	San Diego CA County TRAN	2.000%	4/30/14	3,510	3,525
1	San Francisco CA Bay Area Rapid Transit
	District Sales Tax Revenue TOB VRDO	0.050%	2/7/14	3,600	3,600
1	San Mateo County CA Community College
	District GO TOB VRDO	0.040%	2/7/14	9,500	9,500
1	San Mateo County CA Community College
	District GO TOB VRDO	0.060%	2/7/14	4,260	4,260
					1,129,517
Colorado (2.6%)
1	Board of Governors of the Colorado State
	University System Enterprise Revenue TOB
	VRDO	0.040%	2/7/14 LOC	21,995	21,995
	Castle Rock CO COP VRDO	0.070%	2/7/14 LOC	10,000	10,000
1	Colorado Board of Governors University
	Enterprise System Revenue TOB VRDO	0.050%	2/7/14	14,995	14,995
	Colorado Education Loan Program TRAN	1.250%	6/27/14	60,000	60,257
	Colorado Educational & Cultural Facilities
	Authority Revenue (National Jewish
	Federation Bond Program) VRDO	0.060%	2/3/14 LOC	660	660
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan
	Society Project)	6.125%	6/1/14 (Prere.)	2,545	2,593
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan
	Society Project) VRDO	0.040%	2/7/14 LOC	800	800
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.040%	2/7/14	7,000	7,000
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.050%	2/7/14	11,905	11,905
1	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.050%	2/7/14	7,175	7,175
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.060%	2/7/14	6,000	6,000
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) TOB VRDO	0.060%	2/7/14	4,000	4,000
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.040%	2/7/14	13,780	13,780
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.040%	2/7/14	16,700	16,700
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.040%	2/7/14	26,855	26,855

Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.050%	2/7/14	49,100	49,100
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.040%	2/7/14	18,275	18,275
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.040%	2/7/14	27,840	27,840
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.040%	2/7/14	7,700	7,700
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	2/7/14	11,400	11,400
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	2/7/14	23,100	23,100
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	2/7/14	9,815	9,815
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.060%	2/7/14	18,800	18,800
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.050%	2/7/14	11,270	11,270
Colorado Springs CO Utility System Revenue
VRDO	0.040%	2/7/14	33,045	33,045
Colorado Springs CO Utility System Revenue
VRDO	0.040%	2/7/14	12,600	12,600
1 Denver CO City & County Airport Revenue TOB
VRDO	0.070%	2/7/14 LOC	25,000	25,000
Denver CO City & County COP VRDO	0.060%	2/3/14	12,100	12,100
Denver CO City & County COP VRDO	0.060%	2/3/14	5,680	5,680
1 El Paso CO COP TOB VRDO	0.040%	2/7/14 LOC	11,020	11,020
				481,460
Connecticut (1.7%)
2 Connecticut GO	0.130%	8/15/14	10,000	10,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.060%	2/3/14	7,740	7,740
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.080%	2/7/14	10,335	10,335
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.020%	2/7/14	20,445	20,445
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.020%	2/7/14	21,015	21,015
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.040%	2/7/14	75,205	75,205
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.050%	2/7/14	21,495	21,495
1 Connecticut Special Tax Obligation Revenue
TOB VRDO	0.040%	2/7/14	3,000	3,000
Greenwich CT BAN	1.000%	1/22/15	20,000	20,169
Hartford County CT Metropolitan District BAN	2.000%	3/25/14	100,000	100,257
Hartford CT BAN	2.000%	4/10/14	13,000	13,041
				302,702
Delaware (0.0%)
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.310%	2/7/14	1,305	1,305

District of Columbia (0.8%)
1 District of Columbia GO TOB VRDO	0.040%	2/7/14 LOC	22,735	22,735

2 District of Columbia Income Tax Revenue	0.080%	12/1/14	30,000	30,000
1 District of Columbia Income Tax Revenue TOB
VRDO	0.040%	2/7/14	7,855	7,855
1 District of Columbia Income Tax Revenue TOB
VRDO	0.050%	2/7/14	9,995	9,995
1 District of Columbia Income Tax Revenue TOB
VRDO	0.060%	2/7/14	4,200	4,200
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.140%	2/7/14	26,000	26,000
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.040%	2/7/14 LOC	12,815	12,815
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.060%	2/7/14	11,865	11,865
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.070%	2/7/14	9,500	9,500
1 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue TOB VRDO	0.070%	2/7/14	9,305	9,305
				144,270
Florida (4.0%)
1 Broward County FL GO TOB VRDO	0.040%	2/7/14	8,100	8,100
1 Broward County FL School Board COP TOB
VRDO	0.040%	2/7/14 LOC	34,340	34,340
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.050%	2/7/14	5,660	5,660
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.040%	2/7/14	12,735	12,735
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.040%	2/7/14	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.040%	2/7/14	12,000	12,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.050%	2/7/14	9,000	9,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.050%	2/7/14	10,135	10,135
1 Florida Department of Management Services
COP TOB VRDO	0.050%	2/7/14	6,955	6,955
3 Florida Department of Transportation Seaport
Investment Program Revenue	2.000%	7/1/14	6,195	6,237
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.110%	2/7/14	1,955	1,955
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.030%	2/7/14 LOC	28,350	28,350
1 Florida Ports Financing Commission Revenue
TOB VRDO	0.410%	2/7/14	3,930	3,930
Gainesville FL Utility System Revenue VRDO	0.060%	2/3/14	4,940	4,940
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.060%	2/7/14	12,000	12,000
Jacksonville FL Electric Authority Electric
System Revenue CP	0.090%	2/6/14	15,335	15,335
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.040%	2/7/14	43,645	43,645
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.040%	2/7/14	39,490	39,490
1 Jacksonville FL Special Revenue TOB VRDO	0.050%	2/7/14	3,900	3,900
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.070%	2/7/14 (13)(12)	11,500	11,500

1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.040%	2/7/14 LOC	48,725	48,725
1 Miami-Dade County FL School Board COP TOB
VRDO	0.040%	2/7/14 LOC	15,935	15,935
1 Miami-Dade County FL School Board COP TOB
VRDO	0.050%	2/7/14 (13)	8,930	8,930
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.050%	2/7/14	9,995	9,995
North Broward FL Hospital District Revenue
VRDO	0.030%	2/7/14 LOC	68,550	68,550
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.040%	2/7/14 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.050%	2/7/14	20,000	20,000
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.110%	2/7/14	1,345	1,345
1 Orange County FL School Board COP TOB
VRDO	0.040%	2/7/14 LOC	34,650	34,650
1 Orange County FL School Board COP TOB
VRDO	0.040%	2/7/14	8,000	8,000
1 Orange County FL School Board COP TOB
VRDO	0.040%	2/7/14	19,070	19,070
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.030%	2/7/14 LOC	20,000	20,000
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.040%	2/7/14	8,360	8,360
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.090%	2/7/14 LOC	11,230	11,230
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.060%	2/7/14 LOC	5,700	5,700
1 Palm Beach County FL School Board COP TOB
VRDO	0.080%	2/7/14	2,935	2,935
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.050%	2/7/14	5,535	5,535
Pinellas County FL School District TAN	1.250%	6/30/14	83,000	83,356
1 South Florida Water Management District COP
TOB VRDO	0.060%	2/3/14	10,490	10,490
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.050%	2/7/14	9,360	9,360
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.050%	2/7/14	37,995	37,995
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.040%	2/7/14 LOC	15,180	15,180
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.060%	2/7/14	6,730	6,730
				733,173
Georgia (2.9%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.030%	2/7/14 LOC	23,515	23,515
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.040%	2/7/14 LOC	6,600	6,600

Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.040%	2/7/14 LOC	25,000	25,000
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.040%	2/7/14 LOC	26,260	26,260
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.060%	2/7/14	11,990	11,990
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.050%	2/7/14	22,835	22,835
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
VRDO	0.030%	2/7/14 LOC	66,740	66,740
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.030%	2/7/14 LOC	47,500	47,500
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.030%	2/7/14 LOC	48,075	48,075
Georgia GO	2.000%	2/1/14	5,280	5,280
Georgia GO	5.000%	7/1/14	16,550	16,881
Georgia GO	5.500%	7/1/14	3,250	3,322
1 Georgia GO TOB VRDO	0.070%	2/7/14	10,450	10,450
1 Gwinnett County GA School District GO TOB
VRDO	0.040%	2/7/14	12,130	12,130
Henry County GA School District GO	5.000%	8/1/14 (Prere.)	11,825	12,109
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.030%	2/7/14 LOC	40,925	40,925
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.030%	2/7/14 LOC	12,660	12,660
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.040%	2/7/14	89,400	89,400
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.250%	9/1/14 (Prere.)	410	426
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	5,900	6,143
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.040%	2/7/14	15,180	15,180
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.050%	2/7/14	2,590	2,590
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.050%	2/7/14	5,630	5,630
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.060%	2/7/14	4,000	4,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.020%	2/7/14	20,000	20,000
				535,641
Hawaii (0.3%)
1 Honolulu HI City & County Board Water Supply
Water System Revenue TOB VRDO	0.040%	2/7/14 LOC	7,000	7,000

1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.040%	2/7/14 LOC	16,125	16,125
1 University of Hawaii Revenue TOB VRDO	0.040%	2/7/14 LOC	12,760	12,760
1 University of Hawaii Revenue TOB VRDO	0.050%	2/7/14 (13)	19,800	19,800
				55,685
Idaho (0.9%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.040%	2/7/14	7,800	7,800
2 Idaho Health Facilities Authority Hospital
Revenue (Trinity Health Group) PUT	0.110%	8/29/14	10,915	10,915
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	6,675	6,675
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	3,390	3,390
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	4,800	4,800
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	4,875	4,875
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	4,360	4,360
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	7,970	7,970
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	7,050	7,050
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14	8,330	8,330
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	5,510	5,510
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	6,725	6,725
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	7,150	7,150
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	10,295	10,295
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	10,495	10,495
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14	10,420	10,420
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	2/7/14 LOC	9,060	9,060
Idaho TAN	2.000%	6/30/14	45,000	45,332
				171,152
Illinois (4.4%)
Channahon IL Revenue (Morris Hospital) VRDO	0.040%	2/7/14 LOC	3,760	3,760
Channahon IL Revenue (Morris Hospital) VRDO	0.040%	2/7/14 LOC	4,825	4,825
Chicago IL Board of Education GO VRDO	0.040%	2/7/14 LOC	14,615	14,615
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.040%	2/7/14	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.090%	2/7/14	12,000	12,000
1 Chicago IL Water Revenue TOB VRDO	0.120%	2/7/14	17,870	17,870
Chicago IL Water Revenue VRDO	0.060%	2/7/14 LOC	6,635	6,635
Chicago IL Water Revenue VRDO	0.090%	2/7/14 LOC	18,550	18,550
Chicago IL Water Revenue VRDO	0.090%	2/7/14 LOC	5,005	5,005

Illinois Development Finance Authority Hospital
Revenue (Evanston Northwestern Healthcare
Corp.) VRDO	0.040%	2/3/14	15,000	15,000
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.100%	2/12/14 LOC	35,000	35,000
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.110%	2/26/14 LOC	24,223	24,223
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.030%	2/7/14 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.230%	3/13/14	10,000	10,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.040%	2/7/14	11,000	11,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.060%	2/7/14	9,185	9,185
Illinois Finance Authority Clean Water Initiative
Revenue	1.500%	7/1/14	11,380	11,442
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.160%	8/29/14	11,500	11,500
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.040%	2/7/14	61,640	61,640
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.050%	2/7/14	49,230	49,230
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.050%	2/7/14	25,000	25,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.040%	2/7/14 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.050%	2/7/14	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.060%	2/7/14 LOC	21,000	21,000
1 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.050%	2/7/14	9,990	9,990
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.040%	2/7/14 LOC	4,760	4,760
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.080%	4/1/14	25,000	25,000
Illinois Finance Authority Revenue (Methodist
Medical Center) VRDO	0.040%	2/7/14 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.050%	2/7/14	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.050%	2/7/14	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.030%	2/7/14	17,320	17,320
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.030%	2/7/14	4,965	4,965
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.040%	2/7/14	8,165	8,165
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.040%	2/7/14 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.040%	2/7/14 LOC	11,955	11,955
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.070%	2/7/14	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.040%	2/7/14	20,500	20,500

Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.030%	2/7/14	15,461	15,461
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.030%	2/7/14	16,000	16,000
Illinois GO VRDO	0.040%	2/7/14 LOC	18,000	18,000
Illinois GO VRDO	0.040%	2/7/14 LOC	18,000	18,000
Illinois GO VRDO	0.040%	2/7/14 LOC	17,000	17,000
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.030%	2/7/14 LOC	16,100	16,100
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.050%	2/7/14	14,900	14,900
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.050%	2/7/14	8,995	8,995
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.030%	2/7/14 LOC	20,000	20,000
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.040%	2/7/14	41,890	41,890
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.040%	2/7/14	10,750	10,750
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.040%	2/7/14	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.060%	2/7/14	12,640	12,640
1 Southern Illinois University Revenue TOB VRDO	0.040%	2/7/14 LOC	11,345	11,345
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.080%	2/7/14	14,300	14,300
				798,876
Indiana (5.1%)
Indiana Bond Bank Revenue Interim Advance
Funding Program TAN	1.250%	1/6/15	12,700	12,817
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.060%	2/7/14 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.040%	2/7/14 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.030%	2/7/14 LOC	16,825	16,825
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.040%	2/7/14 LOC	44,160	44,160
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.040%	2/7/14 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.030%	2/7/14	26,825	26,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.030%	2/7/14	17,000	17,000
Indiana Finance Authority Revenue (Columbus
Regional Hospital) VRDO	0.050%	2/7/14 LOC	6,300	6,300
Indiana Finance Authority Revenue (DePauw
University Project) VRDO	0.040%	2/7/14 LOC	36,510	36,510
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.030%	2/7/14	33,700	33,700
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.030%	2/7/14	40,000	40,000
Indiana Finance Authority State Revolving Fund
Program Revenue	4.000%	2/1/14	2,600	2,600

Indiana Finance Authority State Revolving Fund
Program Revenue	5.000%	2/1/14	5,030	5,030
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	2/7/14	19,275	19,275
Indiana Health Facility Financing Authority
Hospital Revenue (Community Foundation of
Northwest Indiana Obligated Group)	6.000%	3/1/14 (Prere.)	17,035	17,282
1 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
TOB VRDO	0.060%	2/7/14	12,750	12,750
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.030%	2/7/14	42,500	42,500
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.040%	2/7/14	37,115	37,115
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.110%	2/7/14	660	660
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.060%	2/7/14	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.060%	2/7/14	3,500	3,500
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.250%	2/7/14	13,360	13,360
Ivy IN Tech Community College Revenue	2.000%	7/1/14	6,035	6,080
Lawrenceburg IN Pollution Control Revenue
VRDO	0.030%	2/7/14 LOC	5,500	5,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.550%	4/10/14	450,000	450,000
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.040%	2/7/14 LOC	30,155	30,155
				937,719
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.050%	2/7/14	9,970	9,970
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.050%	2/7/14	10,145	10,145
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.050%	2/7/14	11,330	11,330
1 Iowa Special Obligation Revenue TOB VRDO	0.090%	2/7/14	4,000	4,000
				35,445
Kansas (0.6%)
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.040%	2/7/14	6,060	6,060
Kansas Department of Transportation Highway
Revenue VRDO	0.040%	2/7/14	20,210	20,210
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.060%	2/7/14	9,225	9,225

1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.060%	2/7/14	8,000	8,000
2 Sedgwick County KS Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.100%	2/7/14	34,000	34,000
Wyandotte County/Kansas City KS Unified
Government TAN	0.240%	3/1/14	26,500	26,500
				103,995
Kentucky (1.4%)
Boyle County KY Hospital Revenue (Ephraim
McDowell Health Project) VRDO	0.040%	2/7/14 LOC	11,600	11,600
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.040%	2/7/14	33,700	33,700
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.040%	2/7/14 LOC	12,000	12,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.050%	2/7/14 LOC	4,800	4,800
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.050%	2/7/14 LOC	34,200	34,200
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	0.190%	8/29/14	10,000	10,000
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	0.190%	8/29/14	10,000	10,000
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
VRDO	0.100%	2/7/14	37,300	37,300
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.050%	2/7/14 LOC	26,000	26,000
Kentucky Housing Corp. Housing Revenue
VRDO	0.050%	2/7/14	17,540	17,540
Kentucky Housing Corp. Housing Revenue
VRDO	0.050%	2/7/14	9,750	9,750
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.040%	2/7/14	10,245	10,245
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.050%	2/7/14	6,125	6,125
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	5.250%	5/15/14 (Prere.)	11,990	12,282
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.050%	2/7/14 LOC	6,000	6,000
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.050%	2/7/14 LOC	3,100	3,100
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.050%	2/7/14 LOC	3,520	3,520
				248,162

Louisiana (1.2%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.030%	2/7/14 LOC	25,000	25,000
East Baton Rouge Parish LA Industrial
Development Board Solid Waste Disposal
Revenue (Georgia-Pacific Corp. Project)
VRDO	0.050%	2/7/14 LOC	3,550	3,550
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.040%	2/7/14 LOC	18,000	18,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.030%	2/7/14 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.030%	2/7/14 LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.040%	2/7/14 LOC	19,265	19,265
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.030%	2/7/14 LOC	45,740	45,740
				216,555
Maine (0.2%)
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.100%	2/7/14	5,510	5,510
Maine Housing Authority Mortgage Revenue
VRDO	0.080%	2/7/14	20,000	20,000
Maine Housing Authority Mortgage Revenue
VRDO	0.080%	2/7/14	9,000	9,000
				34,510
Maryland (3.2%)
Anne Arundel County MD GO	4.000%	4/1/14	6,960	7,003
Anne Arundel County MD GO	4.000%	4/1/14	1,265	1,273
3 Baltimore County MD BAN	1.000%	2/25/15	114,000	114,981
3 Baltimore County MD BAN	1.000%	2/25/15	84,000	84,723
1 Baltimore MD GO TOB VRDO	0.050%	2/7/14	7,500	7,500
Howard County MD GO CP	0.130%	2/18/14	42,000	42,000
Howard County MD GO CP	0.130%	3/6/14	40,000	40,000
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.090%	2/7/14	7,520	7,520
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.090%	2/7/14	4,235	4,235
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.090%	2/7/14	4,430	4,430
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.100%	2/7/14	7,840	7,840
Maryland GO	5.000%	8/1/14	1,590	1,628
1 Maryland GO TOB VRDO	0.060%	2/7/14	10,125	10,125
Maryland Health & Higher Educational Facilities
Authority Revenue (Goucher College)	5.125%	7/1/14 (Prere.)	6,200	6,326
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.040%	2/7/14	7,335	7,335
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.040%	2/7/14	7,605	7,605

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.040%	2/7/14 LOC	35,255	35,255
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.040%	2/7/14	15,295	15,295
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.050%	2/7/14	13,860	13,860
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.080%	2/7/14	8,800	8,800
Montgomery County MD GO CP	0.090%	2/13/14	30,895	30,895
Montgomery County MD GO CP	0.110%	3/12/14	39,105	39,105
Montgomery County MD GO CP	0.110%	3/13/14	33,000	33,000
Montgomery County MD GO CP	0.110%	3/13/14	2,000	2,000
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.040%	2/7/14 LOC	8,030	8,030
Washington Suburban Sanitation District
Maryland GO VRDO	0.030%	2/7/14	20,000	20,000
Washington Suburban Sanitation District
Maryland GO VRDO	0.030%	2/7/14	25,900	25,900
				586,664
Massachusetts (3.2%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.120%	2/11/14	24,125	24,125
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.120%	2/12/14	14,500	14,500
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.030%	2/7/14	20,000	20,000
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.040%	2/7/14	43,625	43,625
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.060%	2/7/14	15,585	15,585
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.050%	2/7/14 LOC	8,365	8,365
Massachusetts Development Finance Agency
Revenue (Partners Healthcare System)
VRDO	0.040%	2/7/14 LOC	10,000	10,000
2 Massachusetts GO	0.210%	1/1/15	7,500	7,504
1 Massachusetts GO TOB VRDO	0.060%	2/3/14	5,700	5,700
1 Massachusetts GO TOB VRDO	0.040%	2/7/14 LOC	39,200	39,200
1 Massachusetts GO TOB VRDO	0.040%	2/7/14	15,195	15,195
1 Massachusetts GO TOB VRDO	0.050%	2/7/14	3,750	3,750
1 Massachusetts GO TOB VRDO	0.050%	2/7/14	1,850	1,850
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) CP	0.080%	2/3/14	33,236	33,236
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.030%	2/7/14	84,030	84,030
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.030%	2/7/14	54,105	54,105
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.050%	2/7/14 LOC	20,200	20,200

Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	2/3/14	8,550	8,550
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.090%	2/7/14	5,515	5,515
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.110%	2/7/14	10,635	10,635
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.050%	2/7/14	5,000	5,000
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.050%	2/7/14	3,240	3,240
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.040%	2/7/14	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.040%	2/7/14	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.040%	2/7/14 LOC	22,000	22,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.050%	2/7/14	5,000	5,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.050%	2/7/14	8,205	8,205
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.060%	2/7/14	13,670	13,670
Massachusetts Water Resources Authority
Revenue VRDO	0.040%	2/7/14	40,600	40,600
University of Massachusetts Building Authority
CP	0.100%	4/3/14	27,250	27,250
2 University of Massachusetts Building Authority
Revenue PUT	0.130%	8/29/14	13,400	13,400
				578,835
Michigan (1.9%)
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.040%	2/7/14 LOC	15,000	15,000
Michigan Finance Authority Student Loan
Revenue VRDO	0.040%	2/7/14 LOC	20,000	20,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) VRDO	0.030%	2/7/14	26,465	26,465
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.030%	2/7/14	31,220	31,220
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.040%	2/7/14	42,850	42,850
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	2/7/14	91,500	91,500
Michigan State University Board of Trustees
General Revenue VRDO	0.030%	2/7/14	42,140	42,140
Michigan State University Board of Trustees
General Revenue VRDO	0.030%	2/7/14	33,400	33,400
Michigan State University Revenue CP	0.090%	2/19/14	18,220	18,220
University of Michigan Revenue VRDO	0.030%	2/7/14	25,145	25,145
1 Wayne State University Michigan Revenue TOB
VRDO	0.090%	2/7/14	5,000	5,000
				350,940
Minnesota (1.8%)
1 Hennepin County MN Sales Tax Revenue TOB
VRDO	0.060%	2/7/14	10,240	10,240

1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.040%	2/7/14 LOC	20,000	20,000
Minnesota GO	5.000%	8/1/14	5,000	5,120
Minnesota GO	5.000%	8/1/14	6,835	6,999
Minnesota GO	5.000%	8/1/14	6,585	6,744
1 Minnesota GO TOB VRDO	0.050%	2/7/14	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.050%	2/7/14	19,000	19,000
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.050%	2/7/14	7,035	7,035
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program) VRDO	0.040%	2/7/14 LOC	86,100	86,100
Minnesota School District TRAN	2.000%	9/16/14	24,115	24,380
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.120%	3/5/14	100,000	100,000
University of Minnesota Revenue CP	0.110%	2/10/14	20,000	20,000
University of Minnesota Revenue CP	0.080%	2/18/14	17,260	17,260
				326,388
Mississippi (0.3%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.030%	2/7/14	28,400	28,400
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.050%	2/7/14	8,470	8,470
Perry County MS Pollution Control Revenue
(Leaf River Forest Product Project) VRDO	0.030%	2/7/14 LOC	10,430	10,430
				47,300
Missouri (1.9%)
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.050%	2/3/14	3,800	3,800
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.050%	2/3/14	7,800	7,800
2 Missouri Health & Education Facilities Authority
Revenue (BJC Health System) PUT	0.110%	8/29/14	20,000	20,000
1 Missouri Health & Education Facilities Authority
Revenue (St. Luke's Health System)TOB
VRDO	0.040%	2/7/14 LOC	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	2/7/14	61,200	61,200
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	2/7/14	40,800	40,800
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	2/7/14	28,000	28,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	2/7/14	47,450	47,450
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University)VRDO	0.060%	2/3/14 LOC	6,400	6,400

	Missouri Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) VRDO	0.030%	2/7/14	22,000	22,000
	Missouri Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) VRDO	0.040%	2/7/14	23,810	23,810
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.040%	2/7/14	15,830	15,830
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.050%	2/7/14	5,570	5,570
1	Missouri Highways & Transportation
	Commission Revenue (State Road) TOB
	VRDO	0.040%	2/7/14	25,200	25,200
	Missouri Highways & Transportation
	Commission Road Revenue VRDO	0.040%	2/7/14 LOC	11,895	11,895
	St. Louis MO General Fund TRAN	2.000%	5/30/14	13,000	13,076
					347,831
Multiple States (8.1%)
1	Blackrock Municipal Bond Investment Trust
	VRDP VRDO	0.140%	2/7/14 LOC	8,500	8,500
1	BlackRock MuniHoldings Investment Quality
	Fund VRDP VRDO	0.240%	2/7/14 LOC	90,000	90,000
1	BlackRock MuniYield Fund, Inc. VRDP VRDO	0.240%	2/7/14 LOC	53,400	53,400
1	BlackRock MuniYield Quality Fund, Inc. VRDP
	VRDO	0.140%	2/7/14 LOC	27,000	27,000
	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.050%	2/7/14 LOC	16,275	16,275
	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.060%	2/7/14 LOC	14,965	14,965
[1,2] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.080%	2/7/14 LOC	18,565	18,565
[1,2] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.090%	2/7/14 LOC	353,380	353,380
[1,2] Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.090%	2/7/14 LOC	35,863	35,863
[1,2] Nuveen AMT-Free Municipal Income Fund
	Series 2 VRDP VRDO	0.120%	2/7/14 LOC	24,000	24,000
[1,2] Nuveen Insured Municipal Opportunity Fund
	VRDP VRDO	0.130%	2/7/14 LOC	203,500	203,500
[1,2] Nuveen Municipal Advantage Fund VRDP
	VRDO	0.110%	2/7/14 LOC	184,100	184,100
1	Nuveen Premium Income Municipal Fund 2
	VRDP VRDO	0.140%	2/7/14 LOC	42,000	42,000
[1,2] Nuveen Premium Income Municipal Fund 4
	VRDP VRDO	0.110%	2/7/14 LOC	170,000	170,000
1	Nuveen Quality Income Municipal Fund Inc.
	VRDP VRDO	0.110%	2/7/14 LOC	236,500	236,500
					1,478,048
Nebraska (1.5%)
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 2) VRDO	0.040%	2/7/14	102,925	102,925
	Lincoln NE Electric System Revenue CP	0.130%	2/20/14	44,500	44,500

1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.070%	2/7/14 LOC	5,835	5,835
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.040%	2/7/14	72,315	72,315
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.040%	2/7/14	10,070	10,070
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.050%	2/7/14 (13)	34,610	34,610
				270,255
Nevada (1.8%)
Clark County NV Airport System Revenue BAN	2.000%	7/1/14	16,500	16,613
Clark County NV Airport System Revenue
VRDO	0.030%	2/7/14 LOC	6,000	6,000
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.070%	2/7/14 LOC	17,600	17,600
1 Clark County NV GO TOB VRDO	0.040%	2/7/14 LOC	51,015	51,015
1 Clark County NV GO TOB VRDO	0.050%	2/7/14	7,615	7,615
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.050%	2/7/14	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.040%	2/7/14	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.060%	2/7/14	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.100%	2/5/14	16,000	16,000
Las Vegas Valley Water District Nevada GO CP	0.130%	2/10/14	29,945	29,945
Las Vegas Valley Water District Nevada GO CP	0.140%	2/11/14	36,000	36,000
Las Vegas Valley Water District Nevada GO CP	0.070%	2/12/14	5,400	5,400
Las Vegas Valley Water District Nevada GO CP	0.130%	2/18/14	33,595	33,595
Las Vegas Valley Water District Nevada GO CP	0.130%	2/20/14	34,000	34,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.070%	2/7/14	4,685	4,685
1 Nevada GO TOB VRDO	0.090%	2/7/14	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.040%	2/7/14 LOC	12,950	12,950
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.190%	2/7/14 LOC	7,440	7,440
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.040%	2/7/14 LOC	9,990	9,990
				324,923
New Hampshire (0.3%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.040%	2/7/14	8,000	8,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.040%	2/7/14	6,945	6,945
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.060%	2/7/14	10,000	10,000
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
VRDO	0.030%	2/3/14	26,725	26,725
				51,670
New Jersey (1.1%)
Hudson County NJ BAN	2.000%	12/5/14	25,535	25,897
Mercer County NJ BAN	1.000%	12/2/14	25,000	25,168

Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	2.000%	12/4/14	6,000	6,090
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.150%	2/7/14 LOC	8,000	8,000
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	9,750	9,947
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.070%	2/7/14 LOC	35,900	35,900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	2/7/14	2,200	2,200
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.040%	2/7/14	3,500	3,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.040%	2/7/14	40,000	40,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.140%	2/7/14 LOC	15,000	15,000
1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.120%	2/7/14 LOC	24,000	24,000
Paramus Borough NJ BAN	1.000%	2/21/14	8,494	8,496
				204,198
New Mexico (0.8%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.080%	2/7/14	39,395	39,395
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/14 (Prere.)	5,315	5,408
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	1,445	1,472
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.040%	2/7/14	12,585	12,585
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.040%	2/7/14	93,930	93,930
				152,790
New York (7.5%)
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.240%	2/7/14 LOC	30,000	30,000
Erie County NY Fiscal Stability Authority BAN	1.000%	7/31/14	29,720	29,830
Erie County NY Industrial Development Agency
School Facility Revenue	5.625%	5/1/14 (Prere.)	18,595	18,845
Half Hollow Hills NY Central School District TAN	0.750%	6/26/14	21,750	21,799
1 New York City NY GO TOB VRDO	0.040%	2/7/14	15,000	15,000
1 New York City NY GO TOB VRDO	0.060%	2/7/14	8,250	8,250
1 New York City NY GO TOB VRDO	0.060%	2/7/14	17,320	17,320
New York City NY GO VRDO	0.030%	2/7/14 LOC	81,580	81,580
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.030%	2/7/14 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.030%	2/7/14 LOC	10,000	10,000

New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.030%	2/7/14 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.040%	2/7/14 LOC	3,600	3,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.030%	2/7/14	34,200	34,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.030%	2/7/14 LOC	11,300	11,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.040%	2/7/14 LOC	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.030%	2/7/14 LOC	50,305	50,305
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.040%	2/7/14 LOC	7,500	7,500
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.030%	2/7/14 LOC	18,570	18,570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.060%	2/6/14	22,500	22,500
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.040%	2/7/14	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.050%	2/7/14	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.050%	2/7/14	8,500	8,500
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	2/7/14	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	2/7/14	50,000	50,000
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.040%	2/7/14	28,745	28,745
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.030%	2/7/14	90,700	90,700
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	96,600	96,600
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	64,400	64,400
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.040%	2/7/14 (13)	7,800	7,800
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.030%	2/7/14 LOC	14,800	14,800
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.020%	2/7/14	3,250	3,250

New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.050%	2/7/14 LOC	4,130	4,130
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.130%	2/7/14	3,835	3,835
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.030%	2/7/14 LOC	7,010	7,010
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.030%	2/7/14 LOC	4,895	4,895
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.060%	2/7/14	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.040%	2/7/14	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	2/7/14	3,510	3,510
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.050%	2/7/14	6,420	6,420
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.040%	2/7/14	1,000	1,000
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	0.030%	2/7/14 LOC	10,000	10,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.050%	2/7/14	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.030%	2/7/14 LOC	16,100	16,100
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.030%	2/7/14 LOC	28,100	28,100
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.030%	2/7/14 LOC	5,500	5,500
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.040%	2/7/14 LOC	34,900	34,900
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.040%	2/7/14 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.050%	2/7/14 LOC	10,400	10,400
New York State Housing Finance Agency
Housing Revenue (Worth Street) VRDO	0.030%	2/7/14 LOC	10,200	10,200
New York State Housing Finance Agency
Revenue (250 West 50th Street Project)
VRDO	0.040%	2/7/14 LOC	87,000	87,000
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.030%	2/7/14 LOC	22,000	22,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.040%	2/7/14	9,675	9,675
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	2/3/14	6,320	6,320
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	2/3/14	13,150	13,150
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.040%	2/7/14	25,605	25,605

New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.050%	2/7/14	25,000	25,000
1 New York State Mortgage Agency Revenue
TOB VRDO	0.060%	2/3/14	7,195	7,195
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	2/7/14 LOC	36,945	36,945
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	2/7/14	2,900	2,900
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	2/7/14	9,430	9,430
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.100%	2/7/14 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.100%	2/7/14 LOC	25,500	25,500
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.100%	2/7/14 LOC	31,000	31,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	2/7/14	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	2/7/14	5,555	5,555
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	2/7/14	7,320	7,320
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	2/7/14 LOC	3,600	3,600
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	2/7/14 LOC	23,430	23,430
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	2/7/14 LOC	1,685	1,685
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	2/7/14 LOC	18,640	18,640
				1,374,544
North Carolina (1.7%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.040%	2/7/14	43,110	43,110
Buncombe County NC Metropolitan Sewerage
District Sewerage System Revenue VRDO	0.050%	2/7/14	3,850	3,850
Cary NC GO VRDO	0.060%	2/7/14	4,585	4,585
Charlotte NC Water & Sewer System CP	0.160%	3/14/14	3,791	3,791
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.040%	2/7/14	7,535	7,535
Mecklenburg County NC GO	2.000%	3/1/14	5,000	5,007
Mecklenburg County NC GO	4.000%	12/1/14	1,740	1,796
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.120%	2/12/14	8,500	8,500
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell
University) VRDO	0.050%	2/7/14 LOC	10,100	10,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	2/3/14	3,000	3,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.040%	2/7/14	11,100	11,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.040%	2/7/14	15,700	15,700

1	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB
	VRDO	0.040%	2/7/14	28,600	28,600
1	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB
	VRDO	0.040%	2/7/14	14,100	14,100
1	North Carolina Capital Facilities Finance Agency
	Revenue (Duke University Project) TOB
	VRDO	0.050%	2/7/14	2,495	2,495
	North Carolina Capital Facilities Finance Agency
	Revenue (YMCA of the Triangle) VRDO	0.060%	2/7/14 LOC	12,655	12,655
	North Carolina Capital Facilities Finance Agency
	Revenue (YMCA of the Triangle) VRDO	0.060%	2/7/14 LOC	10,700	10,700
1	North Carolina Capital Improvement Revenue
	TOB VRDO	0.040%	2/7/14	10,675	10,675
	North Carolina Educational Facilities Finance
	Agency Revenue (Duke University) VRDO	0.030%	2/7/14	14,685	14,685
	North Carolina GO	5.000%	4/1/14	5,000	5,039
	North Carolina Limited Obligation Revenue	4.000%	11/1/14	2,000	2,057
	North Carolina Medical Care Commission Health
	Care Facilities Revenue (Lenoir Memorial
	Hospital Project) VRDO	0.050%	2/7/14 LOC	12,955	12,955
	North Carolina Medical Care Commission
	Hospital Revenue (Baptist Hospital) VRDO	0.050%	2/7/14 LOC	6,800	6,800
2	North Carolina Medical Care Commission
	Hospital Revenue (Moses Cone Health
	System) PUT	0.160%	8/29/14	11,905	11,905
	Raleigh Durham NC Airport Authority Revenue
	VRDO	0.040%	2/7/14 LOC	14,050	14,050
[1,2] Sampson County NC COP TOB VRDO		0.040%	2/7/14 LOC	5,000	5,000
1	University of North Carolina University Revenue
	TOB VRDO	0.040%	2/7/14	25,390	25,390
1	University of North Carolina University Revenue
	TOB VRDO	0.050%	2/7/14	6,710	6,710
	Wake County NC GO	3.000%	5/1/14	1,285	1,294
	Wake County NC GO	3.000%	5/1/14	3,225	3,247
	Winston-Salem NC Water & Sewer System
	Revenue VRDO	0.040%	2/7/14	13,660	13,660
					320,091
North Dakota (0.2%)
	North Dakota Housing Finance Agency Home
	Mortgage Revenue VRDO	0.030%	2/7/14	21,850	21,850
	North Dakota Housing Finance Agency Home
	Mortgage Revenue VRDO	0.060%	2/7/14	9,600	9,600
					31,450
Ohio (3.2%)
	Akron OH Bath & Copley Joint Township
	Hospital District Revenue (Akron General
	Health System) VRDO	0.050%	2/7/14 LOC	600	600
	Akron OH Income Tax Revenue BAN	1.000%	11/12/14	3,095	3,113
1	Allen County OH Hospital Facilities Revenue
	(Catholic Healthcare Partners) TOB VRDO	0.050%	2/7/14	11,010	11,010
	Butler County OH BAN	0.400%	7/31/14	2,133	2,133
1	Columbus OH GO TOB VRDO	0.040%	2/7/14	10,045	10,045

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.040%	2/7/14 LOC	19,835	19,835
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.040%	2/7/14 LOC	17,675	17,675
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.040%	2/7/14 LOC	6,665	6,665
Columbus OH Sewer Revenue VRDO	0.020%	2/7/14	32,040	32,040
Dayton OH City School District BAN	1.250%	10/15/14	14,750	14,848
Euclid OH Income Tax BAN	1.150%	6/12/14	1,240	1,243
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	2/7/14	49,150	49,150
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.030%	2/7/14	45,200	45,200
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.040%	2/7/14 LOC	6,745	6,745
2 Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.110%	8/29/14	9,685	9,685
Huber Heights OH BAN	1.000%	11/7/14	5,500	5,529
Lakewood OH City School District BAN	1.000%	6/4/14	5,800	5,815
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.040%	2/7/14	58,225	58,225
Lebanon OH City School District BAN	1.000%	6/26/14	6,750	6,770
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.130%	2/7/14 LOC	11,000	11,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.030%	2/7/14 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.020%	2/7/14	21,665	21,665
Ohio Common Schools GO VRDO	0.020%	2/7/14	20,675	20,675
Ohio Common Schools GO VRDO	0.030%	2/7/14	16,500	16,500
Ohio GO VRDO	0.020%	2/7/14	10,000	10,000
Ohio GO VRDO	0.030%	2/7/14	8,375	8,375
Ohio GO VRDO	0.030%	2/7/14	23,020	23,020
Ohio GO VRDO	0.030%	2/7/14	17,400	17,400
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	2/3/14	4,500	4,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.050%	2/7/14	3,175	3,175
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.060%	2/7/14	34,140	34,140
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.060%	2/7/14	25,245	25,245
Ohio Infrastructure Improvement GO VRDO	0.030%	2/7/14	7,875	7,875
Ohio State University General Receipts
Revenue VRDO	0.020%	2/7/14	39,160	39,160
Ohio State University General Receipts
Revenue VRDO	0.030%	2/7/14	13,495	13,495
1 South-Western City OH School District GO TOB
VRDO	0.040%	2/7/14	4,985	4,985
Stow OH BAN	1.000%	5/2/14	2,875	2,880
University of Cincinnati OH BAN	1.500%	5/9/14	15,000	15,049
				589,465

Oklahoma (0.0%)
1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB VRDO	0.110%	2/7/14	2,280	2,280

Oregon (1.0%)
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.060%	2/7/14	35,800	35,800
Oregon GO	5.000%	5/1/14	1,400	1,416
Oregon GO (Veterans Welfare) VRDO	0.060%	2/3/14	5,650	5,650
Oregon Health & Science University Revenue
VRDO	0.030%	2/7/14 LOC	15,925	15,925
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.090%	2/7/14	8,665	8,665
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.040%	2/7/14	6,640	6,640
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.060%	2/7/14	15,000	15,000
Oregon TAN	1.500%	7/31/14	90,000	90,588
				179,684
Pennsylvania (1.5%)
1 Abington PA School District GO TOB VRDO	0.040%	2/7/14 LOC	4,400	4,400
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.040%	2/7/14 LOC	11,300	11,300
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.040%	2/7/14 LOC	4,935	4,935
2 Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.060%	2/7/14	11,300	11,300
Emmaus PA General Authority Revenue VRDO	0.040%	2/7/14 LOC	6,185	6,185
1 Manheim Township PA School District GO TOB
VRDO	0.040%	2/7/14 LOC	6,930	6,930
1 Mount Lebanon PA School District GO TOB
VRDO	0.050%	2/7/14	15,500	15,500
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.050%	2/7/14	14,290	14,290
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.140%	2/7/14 LOC	22,000	22,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.040%	2/7/14 LOC	25,370	25,370
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.040%	2/7/14 LOC	7,900	7,900
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.140%	2/7/14	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	2/7/14	9,300	9,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	2/7/14	26,750	26,750

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.050%	2/7/14	15,060	15,060
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.050%	2/7/14	32,190	32,190
1 Pennsylvania State University Revenue TOB
VRDO	0.040%	2/7/14 LOC	5,200	5,200
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.040%	2/7/14 LOC	24,900	24,900
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.080%	2/7/14 LOC	15,350	15,350
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/3/14	7,000	7,000
				269,735
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.375%	7/1/14 (Prere.)	5,000	5,106

Rhode Island (0.1%)
1 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.040%	2/7/14 LOC	11,770	11,770
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.050%	2/7/14 LOC	7,400	7,400
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.050%	2/7/14 LOC	5,430	5,430
				24,600
South Carolina (1.5%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.040%	2/7/14	6,350	6,350
Richland County SC BAN	1.000%	11/6/14	50,000	50,308
South Carolina Association of Governmental
Organizations TAN	2.000%	4/15/14	115,098	115,516
1 South Carolina Housing Finance & Development
Authority Revenue TOB VRDO	0.050%	2/7/14	4,445	4,445
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.040%	2/7/14 LOC	34,585	34,585
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.090%	2/7/14 LOC	6,900	6,900
1 South Carolina Public Service Authority
Revenue (Santee Cooper Project) TOB VRDO	0.060%	2/7/14	10,630	10,630
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.040%	2/7/14 LOC	20,230	20,230
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.040%	2/7/14 LOC	30,250	30,250
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.060%	2/7/14	4,000	4,000
				283,214

South Dakota (0.2%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.040%	2/7/14	20,840	20,840
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.040%	2/7/14	17,000	17,000
				37,840
Tennessee (2.1%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.050%	2/7/14 LOC	4,700	4,700
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.050%	2/7/14 LOC	4,000	4,000
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.050%	2/7/14 LOC	10,885	10,885
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.050%	2/7/14 LOC	14,360	14,360
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.050%	2/7/14	19,100	19,100
Jackson TN Energy Authority Gas System
Revenue VRDO	0.030%	2/7/14 LOC	8,670	8,670
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.050%	2/7/14	15,940	15,940
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.090%	4/2/14	22,500	22,500
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.050%	2/7/14	8,250	8,250
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.060%	2/7/14	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.050%	2/7/14 LOC	4,600	4,600
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.050%	2/7/14	23,900	23,900
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.110%	2/7/14 LOC	11,100	11,100
Shelby County TN GO VRDO	0.040%	2/7/14	40,000	40,000
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.050%	2/7/14	3,630	3,630
Tennessee GO CP	0.120%	2/4/14	8,500	8,500
Tennessee GO CP	0.120%	2/5/14	25,000	25,000
Tennessee GO CP	0.130%	2/5/14	20,000	20,000
Tennessee GO CP	0.110%	3/5/14	16,500	16,500
Tennessee GO CP	0.110%	3/11/14	20,000	20,000
Tennessee GO CP	0.110%	4/1/14	25,000	25,000
Tennessee GO CP	0.110%	6/5/14	7,000	7,000

1	Tennessee Housing Development Agency
	Homeownership Program Revenue TOB
	VRDO	0.090%	2/7/14	6,470	6,470
	Tennessee School Bond Authority Revenue CP	0.130%	2/6/14	15,000	15,000
	Tennessee School Bond Authority Revenue CP	0.140%	2/11/14	15,000	15,000
	Tennessee School Bond Authority Revenue CP	0.130%	3/6/14	20,000	20,000
					376,355
Texas (10.0%)
	Austin TX Combined Utility System Revenue CP	0.100%	2/18/14 LOC	12,390	12,390
1	Austin TX Water & Wastewater System
	Revenue TOB VRDO	0.040%	2/7/14 (13)	5,635	5,635
[1,2] Austin TX Water & Wastewater System
	Revenue TOB VRDO	0.040%	2/7/14 LOC	16,800	16,800
1	Beaumont TX Independent School District
	School Building GO TOB VRDO	0.060%	2/7/14	6,675	6,675
1	Bexar County TX Combined Flood Control GO
	TOB VRDO	0.080%	2/7/14	19,215	19,215
	Board of Regents of the University of Texas
	System Revenue Financing System Revenue
	VRDO	0.030%	2/7/14	78,150	78,150
1	Collin County TX GO TOB VRDO	0.050%	2/7/14	10,925	10,925
1	Comal TX Independent School District GO TOB
	VRDO	0.040%	2/7/14 LOC	10,160	10,160
1	Conroe TX Independent School District GO TOB
	VRDO	0.050%	2/7/14	6,010	6,010
	Dallas Area Rapid Transit Senior Subordinate
	Lien Sales Tax CP	0.120%	3/5/14	12,500	12,500
	Dallas Area Rapid Transit Senior Subordinate
	Lien Sales Tax CP	0.120%	3/6/14	12,500	12,500
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	0.040%	2/7/14 LOC	19,340	19,340
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	0.040%	2/7/14	18,145	18,145
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	0.040%	2/7/14	5,500	5,500
1	Dallas TX Area Rapid Transit Sales Tax
	Revenue TOB VRDO	0.060%	2/7/14	12,465	12,465
1	Dallas TX Independent School District GO TOB
	VRDO	0.060%	2/7/14	14,720	14,720
1	Edinburg TX Consolidated Independent School
	District COP TOB VRDO	0.060%	2/7/14	12,015	12,015
1	Fort Bend TX Independent School District GO
	TOB VRDO	0.060%	2/7/14	5,000	5,000
	Frisco TX GO	4.000%	2/15/15	1,250	1,299
1	Grand Parkway TX Transportation Corp. System
	Toll Revenue TOB VRDO	0.060%	2/7/14	9,500	9,500
1	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System) TOB VRDO	0.040%	2/7/14 LOC	22,000	22,000
1	Harris County TX Flood Control District GO TOB
	VRDO	0.050%	2/7/14	5,000	5,000
1	Harris County TX GO TOB VRDO	0.060%	2/7/14	8,070	8,070
1	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (Memorial Hermann
	Healthcare System) TOB VRDO	0.040%	2/7/14 LOC	13,000	13,000

Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.050%	2/3/14	2,200	2,200
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.050%	2/3/14	10,800	10,800
Harris County TX Toll Road Revenue	5.000%	8/15/14 (Prere.)	18,000	18,465
1 Harris County TX Toll Road Revenue TOB
VRDO	0.050%	2/7/14 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.040%	2/7/14	12,000	12,000
Houston TX Combined Utility System CP	0.090%	3/6/14 LOC	5,000	5,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.130%	2/5/14	10,000	10,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.050%	2/7/14	6,665	6,665
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.030%	2/7/14	7,850	7,850
Houston TX TRAN	2.000%	6/30/14	25,000	25,185
1 Houston TX Utility System Revenue TOB VRDO	0.040%	2/7/14 LOC	15,225	15,225
1 Houston TX Utility System Revenue TOB VRDO	0.040%	2/7/14	12,240	12,240
1 Hutto TX Independent School District GO TOB
VRDO	0.060%	2/7/14	21,130	21,130
1 Leander TX Independent School District GO
TOB VRDO	0.060%	2/7/14	15,295	15,295
1 Lone Star College System Texas Revenue TOB
VRDO	0.050%	2/7/14	11,740	11,740
1 McKinney TX Independent School District GO
TOB VRDO	0.040%	2/7/14 LOC	10,135	10,135
Mesquite TX Independent School District GO
PUT	0.150%	5/8/14	18,255	18,255
1 North East TX Independent School District GO
TOB VRDO	0.040%	2/7/14 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.040%	2/7/14	26,805	26,805
1 North East TX Independent School District GO
TOB VRDO	0.050%	2/7/14	3,355	3,355
1 North Texas Health Facilities Development
Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.040%	2/7/14 LOC	13,085	13,085
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.050%	2/7/14 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.060%	2/7/14 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.110%	2/7/14 (13)	22,360	22,360
1 Northside TX Independent School District GO
TOB VRDO	0.040%	2/7/14	4,500	4,500
1 Northside TX Independent School District GO
TOB VRDO	0.060%	2/7/14	17,315	17,315
Northwest Texas Independent School District
GO VRDO	0.050%	2/7/14	8,170	8,170
1 Pearland TX GO TOB VRDO	0.040%	2/7/14 LOC	10,105	10,105
1 Pearland TX Independent School District GO
TOB VRDO	0.090%	2/7/14	9,000	9,000
1 Plano TX Independent School District GO TOB
VRDO	0.060%	2/7/14	7,055	7,055

1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.040%	2/7/14	15,800	15,800
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.040%	2/7/14	14,465	14,465
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.050%	2/7/14	4,700	4,700
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.040%	2/7/14	96,400	96,400
1 San Antonio TX Public Facilities Corp. Lease
Revenue TOB VRDO	0.040%	2/7/14 LOC	11,625	11,625
San Antonio TX Water Revenue CP	0.130%	3/5/14	6,000	6,000
San Antonio TX Water Revenue CP	0.130%	3/11/14	28,000	28,000
San Antonio TX Water Revenue CP	0.140%	3/19/14	5,000	5,000
1 San Antonio TX Water Revenue TOB VRDO	0.040%	2/7/14 LOC	11,045	11,045
1 San Antonio TX Water Revenue TOB VRDO	0.040%	2/7/14	10,000	10,000
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.040%	2/7/14	16,600	16,600
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.030%	2/7/14 LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.050%	2/7/14 LOC	55,000	55,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.040%	2/7/14 LOC	46,430	46,430
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.030%	2/7/14	10,230	10,230
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.060%	2/7/14	9,875	9,875
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.030%	2/7/14	28,700	28,700
Texas (Veterans Housing Assistance Program)
GO VRDO	0.060%	2/7/14	38,885	38,885
Texas A&M University System Revenue	2.000%	5/15/14	3,575	3,594
Texas A&M University System Revenue	3.000%	5/15/14	11,955	12,051
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.100%	2/7/14	1,295	1,295
1 Texas GO TOB VRDO	0.040%	2/7/14	19,650	19,650
1 Texas GO TOB VRDO	0.040%	2/7/14	13,470	13,470
1 Texas GO TOB VRDO	0.050%	2/7/14	5,360	5,360
1 Texas GO TOB VRDO	0.110%	2/7/14	8,750	8,750
Texas Public Finance Authority GO CP	0.140%	2/19/14	69,735	69,735
Texas Public Finance Authority GO CP	0.090%	4/3/14	24,650	24,650
Texas TRAN	2.000%	8/28/14	420,000	424,311
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.040%	2/7/14	13,540	13,540
1 Texas Transportation Commission Revenue
TOB VRDO	0.040%	2/7/14	20,410	20,410
1 Texas Transportation Commission Revenue
TOB VRDO	0.050%	2/7/14	13,810	13,810
1 Texas Transportation Commission Revenue
TOB VRDO	0.050%	2/7/14	7,500	7,500

1 Texas Water Development Board Revenue TOB
VRDO	0.090%	2/7/14	7,500	7,500
1 Travis County TX GO TOB VRDO	0.050%	2/7/14	11,050	11,050
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.040%	2/7/14	12,560	12,560
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.040%	2/7/14	20,175	20,175
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.060%	2/7/14	11,815	11,815
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.110%	2/7/14	6,600	6,600
University of Texas System Revenue Financing
System Revenue VRDO	0.030%	2/7/14	7,000	7,000
				1,831,830
Utah (0.6%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.060%	2/3/14	1,050	1,050
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.060%	2/3/14	2,130	2,130
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.040%	2/7/14	34,600	34,600
1 Utah Board of Regents Hospital Revenue
(University of Utah) TOB VRDO	0.040%	2/7/14 LOC	7,505	7,505
Utah Board of Regents Student Loan Revenue
VRDO	0.050%	2/7/14 LOC	9,400	9,400
Utah GO	5.000%	7/1/14	5,260	5,365
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.560%	2/7/14	995	995
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.050%	2/7/14 LOC	4,950	4,950
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.050%	2/7/14 LOC	3,000	3,000
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.040%	2/7/14	16,890	16,890
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.040%	2/7/14	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.090%	2/7/14	9,720	9,720
				106,295
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.040%	2/7/14 LOC	14,370	14,370
1 Vermont Housing Finance Agency Revenue
TOB VRDO	0.110%	2/7/14	480	480
				14,850
Virginia (1.2%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.050%	2/7/14 LOC	7,280	7,280
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.100%	2/7/14 LOC	14,005	14,005
3 Fairfax County VA Public Improvement GO	3.000%	10/1/14	7,750	7,896
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.040%	2/7/14	18,980	18,980

Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.040%	2/7/14 LOC	2,100	2,100
Harrisonburg VA Industrial Development
Authority Revenue (Mennonite Retirement)
VRDO	0.050%	2/7/14 LOC	4,700	4,700
1 Newport News VA GO TOB VRDO	0.050%	2/7/14	10,670	10,670
Norfolk VA GO VRDO	0.050%	2/7/14	29,050	29,050
Richmond VA GO	2.000%	3/1/14	6,585	6,594
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.040%	2/7/14 LOC	3,720	3,720
1 University of Virginia Revenue TOB VRDO	0.060%	2/3/14	6,110	6,110
1 University of Virginia Revenue TOB VRDO	0.040%	2/7/14	22,360	22,360
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.040%	2/7/14	12,135	12,135
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.060%	2/7/14	8,700	8,700
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.060%	2/7/14	5,000	5,000
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.040%	2/7/14	41,800	41,800
Virginia Public School Authority Revenue	4.000%	7/15/14	2,325	2,365
Virginia Public School Authority Revenue	4.000%	8/1/14	1,750	1,783
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.040%	2/7/14	9,490	9,490
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.040%	2/7/14	8,900	8,900
				223,638
Washington (2.2%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.040%	2/7/14	12,265	12,265
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.050%	2/7/14	30,350	30,350
1 King County WA GO TOB VRDO	0.060%	2/7/14	6,805	6,805
1 King County WA Sewer Revenue TOB VRDO	0.040%	2/7/14	2,100	2,100
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.040%	2/7/14	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.040%	2/7/14	11,200	11,200
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.070%	2/7/14 LOC	13,100	13,100
1 University of Washington Revenue TOB VRDO	0.040%	2/7/14 LOC	38,200	38,200
Washington GO	2.000%	7/1/14	14,745	14,856
Washington GO	2.000%	7/1/14	13,330	13,430
Washington GO	2.000%	8/1/14	2,915	2,941
1 Washington GO TOB VRDO	0.040%	2/7/14	10,440	10,440
1 Washington GO TOB VRDO	0.040%	2/7/14	15,060	15,060
1 Washington GO TOB VRDO	0.040%	2/7/14	19,880	19,880
1 Washington GO TOB VRDO	0.050%	2/7/14	5,100	5,100
1 Washington GO TOB VRDO	0.050%	2/7/14	2,000	2,000
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.040%	2/7/14	12,475	12,475

1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.040%	2/7/14	8,610	8,610
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.060%	2/7/14	73,250	73,250
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.050%	2/7/14	9,995	9,995
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.060%	2/7/14	10,800	10,800
Washington Higher Education Facilities
Authority Revenue (Seattle University) VRDO	0.060%	2/7/14 LOC	8,685	8,685
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.050%	2/7/14	14,000	14,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.040%	2/7/14 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.070%	2/7/14 LOC	11,880	11,880
Washington Housing Finance Commission
Nonprofit Revenue (Seattle Art Museum
Project) VRDO	0.040%	2/7/14 LOC	5,500	5,500
2 Washington State Health Care Financing
Authority Revenue (Catholic Health Initiatives)
PUT	0.190%	8/29/14	19,000	19,000
2 Washington State Health Care Financing
Authority Revenue (Catholic Health Initiatives)
PUT	0.190%	8/29/14	20,000	20,000
				405,737
West Virginia (0.3%)
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.050%	2/7/14 LOC	9,200	9,200
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.050%	2/7/14 LOC	49,660	49,660
				58,860
Wisconsin (2.7%)
Madison WI Metropolitan School District TRAN	1.000%	9/9/14	64,500	64,814
Milwaukee WI (Extendible) CP	0.110%	9/16/14	15,000	15,000
Milwaukee WI (Extendible) CP	0.110%	9/16/14	25,000	25,000
Milwaukee WI GO	5.000%	5/15/14	9,500	9,630
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.040%	2/7/14 LOC	5,800	5,800
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.050%	2/7/14	11,085	11,085
Wisconsin Department of Transportation
Revenue CP	0.130%	3/4/14	17,500	17,500
Wisconsin Department of Transportation
Revenue CP	0.130%	3/6/14	13,750	13,750
Wisconsin GO	5.000%	5/1/14	7,390	7,477

Wisconsin GO	5.000%	5/1/14	5,000	5,059
Wisconsin GO	5.000%	5/1/14	3,000	3,035
Wisconsin GO	5.000%	5/1/14	3,190	3,228
Wisconsin GO CP	0.160%	8/4/14	106,682	106,682
Wisconsin GO CP	0.150%	9/1/14	24,200	24,200
1 Wisconsin GO TOB VRDO	0.040%	2/7/14	18,950	18,950
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	2/7/14	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.060%	2/7/14 LOC	8,740	8,740
Wisconsin Health & Educational Facilities
Authority Revenue (Franciscan Sisters) VRDO	0.040%	2/7/14 LOC	4,500	4,500
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.060%	2/7/14 LOC	22,000	22,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc.) VRDO	0.030%	2/7/14 LOC	17,050	17,050
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.100%	2/7/14	2,815	2,815
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.050%	2/7/14	24,220	24,220
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.050%	2/7/14	4,745	4,745
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.050%	2/7/14	27,020	27,020
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.060%	2/7/14	25,175	25,175
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.030%	2/7/14	22,000	22,000
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.090%	2/7/14	5,220	5,220
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,250	3,313
Wisconsin Transportation Revenue	5.250%	7/1/14	2,000	2,040
				500,798
Wyoming (0.2%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.040%	2/7/14 LOC	16,000	16,000
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.050%	2/7/14 LOC	12,700	12,700
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.070%	2/3/14 LOC	8,100	8,100
				36,800
Total Tax-Exempt Municipal Bonds (Cost $17,664,989)				17,664,989

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)
4 Vanguard Municipal Cash Management Fund
(Cost $836,452)	0.051%	836,452,277	836,452

Total Investments (101.2%) (Cost $18,501,441)			18,501,441
Other Assets and Liabilities-Net (-1.2%)			(216,917)
Net Assets (100%)			18,284,524

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $5,372,608,000, representing 29.4% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2014.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).

Tax-Exempt Money Market Fund

(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 19, 2014
VANGUARD MUNICIPAL BOND FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.